UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul J. Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

(a)	The following is a copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

TABLE OF CONTENTS

SFT Balanced Stabilization Fund Class 2

SFT Core Bond Fund Class 1

SFT Core Bond Fund Class 2

SFT Delaware Ivy SM Growth Fund Class 2

SFT Delaware Ivy SM Small Cap Growth Fund Class 2

SFT Equity Stabilization Fund Class 2

SFT Government Money Market Fund Class 2

SFT Index 400 Mid-Cap Fund Class 1

SFT Index 400 Mid-Cap Fund Class 2

SFT Index 500 Fund Class 1

SFT Index 500 Fund Class 2

SFT Real Estate Securities Fund Class 1

SFT Real Estate Securities Fund Class 2

SFT T. Rowe Price Value Fund Class 2

SFT Wellington Core Equity Fund Class 1

SFT Wellington Core Equity Fund Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Balanced Stabilization Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Balanced Stabilization Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Balanced Stabilization Fund (Class 2)	$45	0.87%

Key Fund Statistics

Total Net Assets	$649,552,304
# of Portfolio Holdings	206
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,778,021

What did the Fund invest in?

Sector Diversification (% of net assets)

Investment Companies	61.9%
Financial	11.0%
Consumer, Non-cyclical	5.1%
U.S. Treasury	4.6%
Industrials	3.3%
Utilities	3.2%
Communications	2.4%
Consumer Cyclical	2.2%
Other	4.8%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

SFT Balanced Stabilization Fund

Class 2

Ten Largest Holdings (% of Net Assets)

SFT Index 500 Fund Class 1	52.5%
iShares Core S&P 500 ETF	4.8%
SPDR S&P 500 ETF Trust	3.0%
U.S. Treasury Note 1.000% 12/15/24	2.2%
Vanguard S&P 500 ETF	1.6%
U.S. Treasury Note 3.875% 12/31/27	1.4%
U.S. Treasury Bond 4.000% 11/15/42	0.8%
Wisconsin Power & Light Co. 3.950% 09/01/32	0.4%
Intercontinental Exchange, Inc. 4.350% 06/15/29	0.4%
CenterPoint Energy Houston Electric LLC 4.850% 10/01/52	0.4%
Total	67.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Balanced Stabilization Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 1

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 1)	$26	0.52%

Key Fund Statistics

Total Net Assets	$434,431,154
# of Portfolio Holdings	547
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$869,275

What did the Fund invest in?

Sector Diversification (% of net assets)

U.S. Treasury	39.7%
Federal National Mortgage Association	23.8%
Other Mortgage-Backed Securities	11.0%
Federal Home Loan Mortgage Corporation	8.6%
Financial	7.8%
Asset-Backed Securities	7.4%
Government National Mortgage Association	4.7%
Investment Companies	3.5%
Consumer, Non-cyclical	2.5%
Other	8.7%
Other Assets and Liabilities, Net	(17.7%)
Total	100.0%

SFT Core Bond Fund

Class 1

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Note 4.500% 05/31/29	10.2%
U.S. Treasury Note 4.375% 05/15/34	6.7%
U.S. Treasury Note 4.250% 06/30/29	5.1%
U.S. Treasury Bond 4.625% 05/15/44	4.7%
U.S. Treasury Note 4.625% 06/15/27	4.5%
U.S. Treasury Bond 4.625% 05/15/54	3.7%
Federal National Mortgage Association 4.000% 07/15/54	3.3%
Federal National Mortgage Association 3.000% 07/15/54	2.3%
Federal National Mortgage Association 2.500% 07/15/54	2.1%
Federal National Mortgage Association 4.500% 07/15/54	2.0%
Total	44.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Core Bond Fund

Class 1

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Core Bond Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Core Bond Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Core Bond Fund (Class 2)	$38	0.77%

Key Fund Statistics

Total Net Assets	$434,431,154
# of Portfolio Holdings	547
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$869,275

What did the Fund invest in?

Sector Diversification (% of net assets)

U.S. Treasury	39.7%
Federal National Mortgage Association	23.8%
Other Mortgage-Backed Securities	11.0%
Federal Home Loan Mortgage Corporation	8.6%
Financial	7.8%
Asset-Backed Securities	7.4%
Government National Mortgage Association	4.7%
Investment Companies	3.5%
Consumer, Non-cyclical	2.5%
Other	8.7%
Other Assets and Liabilities, Net	(17.7%)
Total	100.0%

SFT Core Bond Fund

Class 2

Ten Largest Holdings (% of Net Assets)

U.S. Treasury Note 4.500% 05/31/29	10.2%
U.S. Treasury Note 4.375% 05/15/34	6.7%
U.S. Treasury Note 4.250% 06/30/29	5.1%
U.S. Treasury Bond 4.625% 05/15/44	4.7%
U.S. Treasury Note 4.625% 06/15/27	4.5%
U.S. Treasury Bond 4.625% 05/15/54	3.7%
Federal National Mortgage Association 4.000% 07/15/54	3.3%
Federal National Mortgage Association 3.000% 07/15/54	2.3%
Federal National Mortgage Association 2.500% 07/15/54	2.1%
Federal National Mortgage Association 4.500% 07/15/54	2.0%
Total	44.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Core Bond Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Delaware Ivy SM Growth Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Delaware Ivy SM Growth Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Delaware Ivy SM Growth Fund (Class 2)	$51	0.96%

Key Fund Statistics

  Total Net Assets$644,216,652
  # of Portfolio Holdings37
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$1,972,700

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	44.9%
Consumer Discretionary	11.4%
Financial	10.7%
Health Care	10.4%
Communication Services	9.5%
Industrials	7.9%
Real Estate	2.4%
Consumer Staples	2.3%
Other	0.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

SFT Delaware Ivy SM Growth Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	14.1%
NVIDIA Corp.	10.4%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.8%
Alphabet, Inc.A	6.6%
Visa, Inc.A	5.2%
UnitedHealth Group, Inc.	3.7%
Motorola Solutions, Inc.	3.2%
Intuit, Inc.	2.8%
Intercontinental Exchange, Inc.	2.8%
Total	62.5%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Delaware Ivy SM Growth Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Delaware Ivy SM Small Cap Growth Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Delaware Ivy SM Small Cap Growth Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Delaware Ivy SM Small Cap Growth Fund (Class 2)	$68	1.32%

Key Fund Statistics

  Total Net Assets$155,946,668
  # of Portfolio Holdings74
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$656,307

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	24.5%
Health Care	22.0%
Industrials	21.2%
Consumer Discretionary	13.2%
Financial	6.5%
Consumer Staples	3.9%
Energy	2.7%
Materials	2.6%
Other	3.8%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

SFT Delaware Ivy SM Small Cap Growth Fund

Class 2

Ten Largest Holdings (% of Net Assets)

CyberArk Software Ltd.	4.2%
Parsons Corp.	2.9%
Federal Signal Corp.	2.6%
Clean Harbors, Inc.	2.6%
ATI, Inc.	2.6%
Onto Innovation, Inc.	2.5%
Vericel Corp.	2.3%
Red Rock Resorts, Inc.A	2.2%
Verra Mobility Corp.	2.1%
Abercrombie & Fitch Co.A	2.0%
Total	26.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Delaware Ivy SM Small Cap Growth Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Equity Stabilization Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Equity Stabilization Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Equity Stabilization Fund (Class 2)	$46	0.90%

Key Fund Statistics

  Total Net Assets$300,937,688
  # of Portfolio Holdings7
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$849,877

What did the Fund invest in?

Sector Diversification (% of net assets)

Investment Companies	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

SFT Equity Stabilization Fund

Class 2

Top Largest Holdings (% of Net Assets)

iShares Edge MSCI Minimum Volatility USA ETF	32.9%
iShares Edge MSCI Minimum Volatility EAFE ETF	23.8%
iShares Core High Dividend ETF	18.4%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6.6%
BlackRock Short Maturity Bond ETF	5.3%
iShares MSCI Germany ETF	4.6%
Total	91.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Equity Stabilization Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Government Money Market Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Government Money Market Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Government Money Market Fund (Class 2)	$33	0.65%

Key Fund Statistics

  Total Net Assets$228,325,648
  # of Portfolio Holdings15
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$284,645

What did the Fund invest in?

Sector Diversification (% of net assets)

U.S. Government Obligations	91.6%
Investment Companies	8.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Government Money Market Fund

Class 2

Top Largest Holdings (% of Net Assets)

U.S. Treasury Bill 5.182%7/18/2024	10.9%
U.S. Treasury Bill 5.392%8/22/2024	10.9%
U.S. Treasury Bill 5.427%9/19/2024	10.8%
U.S. Treasury Bill 4.966%7/11/2024	9.6%
U.S. Treasury Bill 4.369%7/5/2024	8.8%
U.S. Treasury Bill 5.283%7/25/2024	6.5%
Federal Home Loan Bank Discount Notes 5.334%7/31/2024	6.5%
Federal Home Loan Mortgage Corp. Discount Notes 4.793%7/8/2024	4.4%
U.S. Treasury Bill 5.370%8/15/2024	4.4%
U.S. Treasury Bill 5.403%9/5/2024	4.3%
Total	77.1%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

SFT Government Money Market Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 1

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 1)	$16	0.31%

Key Fund Statistics

  Total Net Assets$219,670,367
  # of Portfolio Holdings405
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$165,985

What did the Fund invest in?

Sector Diversification (% of net assets)

Industrials	21.4%
Financial	15.5%
Consumer Discretionary	14.2%
Information Technology	9.2%
Health Care	8.9%
Real Estate	6.8%
Materials	6.3%
Energy	5.8%
Consumer Staples	4.5%
Other	7.7%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 1

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.7%
Pure Storage, Inc.A	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.6%
Reliance, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Lennox International, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Illumina, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Total	6.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 1

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Index 400 Mid-Cap Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 400 Mid-Cap Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 400 Mid-Cap Fund (Class 2)	$28	0.55%

Key Fund Statistics

  Total Net Assets$219,670,367
  # of Portfolio Holdings405
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$165,985

What did the Fund invest in?

Sector Diversification (% of net assets)

Industrials	21.4%
Financial	15.5%
Consumer Discretionary	14.2%
Information Technology	9.2%
Health Care	8.9%
Real Estate	6.8%
Materials	6.3%
Energy	5.8%
Consumer Staples	4.5%
Other	7.7%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Index 400 Mid-Cap Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Williams-Sonoma, Inc.	0.7%
Pure Storage, Inc.A	0.7%
Carlisle Cos., Inc.	0.7%
EMCOR Group, Inc.	0.6%
Reliance, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Lennox International, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Illumina, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Total	6.3%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Index 400 Mid-Cap Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 1

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 1)	$10	0.18%

Key Fund Statistics

  Total Net Assets$1,386,615,318
  # of Portfolio Holdings504
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$899,390

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	12.0%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.7%
Consumer Staples	5.6%
Energy	3.5%
Investment Companies	3.5%
Other	6.3%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 1

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.0%
Apple, Inc.	6.4%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc.A	2.3%
Meta Platforms, Inc.A	2.3%
Alphabet, Inc.C	1.9%
Berkshire Hathaway, Inc.B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
Total	34.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Index 500 Fund

Class 1

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Index 500 Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Index 500 Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Index 500 Fund (Class 2)	$23	0.43%

Key Fund Statistics

  Total Net Assets$1,386,615,318
  # of Portfolio Holdings504
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$899,390

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	31.3%
Financial	12.0%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.7%
Consumer Staples	5.6%
Energy	3.5%
Investment Companies	3.5%
Other	6.3%
Other Assets and Liabilities, Net	-%
Total	100.0%

SFT Index 500 Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.0%
Apple, Inc.	6.4%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc.A	2.3%
Meta Platforms, Inc.A	2.3%
Alphabet, Inc.C	1.9%
Berkshire Hathaway, Inc.B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
Total	34.6%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Index 500 Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 1

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 1)	$49	0.98%

Key Fund Statistics

  Total Net Assets$118,101,720
  # of Portfolio Holdings32
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$405,614

What did the Fund invest in?

Sector Diversification (% of net assets)

Real Estate	94.8%
Investment Companies	2.3%
Consumer Discretionary	2.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

SFT Real Estate Securities Fund

Class 1

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.3%
Prologis, Inc.	7.6%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.2%
Invitation Homes, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Crown Castle, Inc.	4.8%
SBA Communications Corp.	4.2%
Equinix, Inc.	4.1%
Total	57.9%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Real Estate Securities Fund

Class 1

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Real Estate Securities Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Real Estate Securities Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Real Estate Securities Fund (Class 2)	$61	1.23%

Key Fund Statistics

  Total Net Assets$118,101,720
  # of Portfolio Holdings32
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$405,614

What did the Fund invest in?

Sector Diversification (% of net assets)

Real Estate	94.8%
Investment Companies	2.3%
Consumer Discretionary	2.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

SFT Real Estate Securities Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Welltower, Inc.	8.3%
Prologis, Inc.	7.6%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
American Tower Corp.	5.2%
Invitation Homes, Inc.	4.9%
Iron Mountain, Inc.	4.8%
Crown Castle, Inc.	4.8%
SBA Communications Corp.	4.2%
Equinix, Inc.	4.1%
Total	57.9%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Real Estate Securities Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT T. Rowe Price Value Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT T. Rowe Price Value Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT T. Rowe Price Value Fund (Class 2)	$52	0.99%

Key Fund Statistics

  Total Net Assets$198,423,354
  # of Portfolio Holdings120
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$567,488

What did the Fund invest in?

Sector Diversification (% of net assets)

Financial	22.7%
Health Care	17.0%
Industrials	16.2%
Energy	10.0%
Consumer Staples	9.7%
Information Technology	8.5%
Materials	4.7%
Consumer Discretionary	4.4%
Utilities	2.4%
Other	4.5%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

SFT T. Rowe Price Value Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Berkshire Hathaway, Inc.B	3.5%
JPMorgan Chase & Co.	3.2%
Elevance Health, Inc.	2.9%
Kenvue, Inc.	2.4%
Johnson & Johnson	2.3%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	2.1%
Fiserv, Inc.	1.9%
ConocoPhillips	1.8%
Charles Schwab Corp.	1.7%
Total	24.0%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT T. Rowe Price Value Fund

Class 2

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 1

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 1)	$43	0.79%

Key Fund Statistics

  Total Net Assets$130,965,801
  # of Portfolio Holdings69
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$344,880

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	32.1%
Health Care	14.2%
Financial	12.4%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.0%
Utilities	2.8%
Other	3.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Wellington Core Equity Fund

Class 1

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.6%
Apple, Inc.	7.1%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc.A	5.0%
Meta Platforms, Inc.A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.6%
JPMorgan Chase & Co.	2.4%
UnitedHealth Group, Inc.	2.1%
Total	43.8%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Wellington Core Equity Fund

Class 1

SECURIAN FUNDS TRUST

Semi-Annual Shareholder Report

SFT Wellington Core Equity Fund

Class 2

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about  SFT Wellington Core Equity Fund for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.securianfunds.com. You can also request this information by contacting us at 800-995-3850.

What were the Fund costs for the six month period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SFT Wellington Core Equity Fund (Class 2)	$56	1.04%

Key Fund Statistics

  Total Net Assets$130,965,801
  # of Portfolio Holdings69
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$344,880

What did the Fund invest in?

Sector Diversification (% of net assets)

Information Technology	32.1%
Health Care	14.2%
Financial	12.4%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.0%
Utilities	2.8%
Other	3.6%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

SFT Wellington Core Equity Fund

Class 2

Ten Largest Holdings (% of Net Assets)

Microsoft Corp.	7.6%
Apple, Inc.	7.1%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc.A	5.0%
Meta Platforms, Inc.A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.6%
JPMorgan Chase & Co.	2.4%
UnitedHealth Group, Inc.	2.1%
Total	43.8%

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's Prospectus, financial statements, holdings and proxy voting information, please visit www.securianfunds.com.

Phone: 800-995-3850

Email:   policyservices@securian.com

SFT Wellington Core Equity Fund

Class 2

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is filed under Item 19(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees (the “Board”) of the registrant has determined that Julie K. Getchell is an “audit committee financial expert”, as defined in Item 3 of Form N-CSR. Ms. Getchell is “independent” for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and of the Board in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or of the Board.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The registrant’s most recent unaudited semi-annual financial statements are included within the report transmitted to shareholders pursuant to Rule 30e-1 filed under Item 1 of this Form N-CSR.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Shareholder report

June 30, 2024

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Delaware IvySM Growth Fund

SFT Delaware IvySM Small Cap Growth Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (36.6%)
Government Obligations (4.7%)
U.S. Government Agencies and Obligations (4.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$45,526	$40,284
3.500%, 10/01/44	46,645	42,415
3.500%, 11/01/44	45,984	41,809
3.500%, 12/01/44	49,866	45,339
		169,847
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	70,014	61,870
3.000%, 05/01/43	22,812	20,159
3.000%, 06/01/43	105,210	92,971
3.500%, 08/01/42	46,529	42,607
3.500%, 02/01/43	58,794	54,153
		271,760
U.S. Treasury (4.6%)
U.S. Treasury Bond 4.000%, 11/15/42	5,530,000	5,118,058
4.000%, 11/15/52	1,200,000	1,099,828
U.S. Treasury Note 1.000%, 12/15/24	15,000,000	14,711,133
3.875%, 12/31/27	9,350,000	9,173,957
		30,102,976
Total government obligations (cost: $31,464,058)		30,544,583
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,345,677
Total other mortgage-backed securities (cost: $1,542,448)		1,345,677
Corporate Obligations (31.7%)
Basic Materials (1.1%)
Chemicals (0.7%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,543,664
Mosaic Co., 5.450%, 11/15/33	200,000	198,337
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	978,833
Yara International ASA 3.148%, 06/04/30 (b) (c)	1,000,000	874,303
4.750%, 06/01/28 (b) (c)	1,000,000	974,843
		4,569,980
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,707,698
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	988,484
		2,696,182
	Principal	Value(a)
Communications (2.4%)
Broadline Retail (0.3%)
Amazon.com, Inc. 3.875%, 08/22/37	$1,000,000	$885,561
4.050%, 08/22/47	1,000,000	836,010
		1,721,571
Diversified Telecommunication Services (0.4%)
AT&T, Inc. 2.550%, 12/01/33	943,000	751,461
3.550%, 09/15/55	1,405,000	952,744
3.800%, 12/01/57	75,000	52,609
4.500%, 05/15/35	1,000,000	923,115
		2,679,929
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	748,411
Media (0.6%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 02/15/28	1,500,000	1,394,781
Comcast Corp. 2.887%, 11/01/51	1,319,000	827,457
2.937%, 11/01/56	327,000	198,454
4.200%, 08/15/34 (d)	500,000	459,287
Walt Disney Co., 4.950%, 10/15/45	1,000,000	933,713
		3,813,692
Software (0.3%)
Netflix, Inc., 4.875%, 04/15/28	2,000,000	1,990,890
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	981,798
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	838,148
Verizon Communications, Inc. 2.650%, 11/20/40	1,000,000	691,460
2.987%, 10/30/56	1,194,000	735,887
3.000%, 11/20/60	2,000,000	1,204,253
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	493,970
		4,945,516
Consumer Cyclical (2.2%)
Auto Manufacturers (0.8%)
Ford Motor Credit Co. LLC 3.664%, 09/08/24	1,000,000	995,258
4.687%, 06/09/25	2,000,000	1,977,085
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,979,847
		4,952,190

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	$1,400,000	$1,095,308
Passenger Airlines (0.6%)
Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	680,578	637,589
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	621,014	588,644
Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,948,683
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.500%, 09/01/31	893,475	825,356
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 02/15/27	132,080	130,003
		4,130,275
Retail (0.6%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	981,405
Lowe's Cos., Inc., 5.625%, 04/15/53	2,250,000	2,190,050
Target Corp., 3.500%, 07/01/24 (d)	750,000	750,000
		3,921,455
Consumer, Non-cyclical (5.1%)
Agricultural Operations (0.4%)
Cargill, Inc. 3.125%, 05/25/51 (c)	1,000,000	673,864
4.375%, 04/22/52 (c)	2,150,000	1,828,664
		2,502,528
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	912,839
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,917,102
		2,829,941
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,913,466
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,773,933
		3,687,399
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,954,668
Global Payments, Inc. 4.800%, 04/01/26	750,000	740,429
5.300%, 08/15/29	1,500,000	1,490,630
		4,185,727
	Principal	Value(a)
Consumer Staples Distribution & Retail (0.3%)
Kroger Co. 4.450%, 02/01/47	$1,000,000	$828,240
5.150%, 08/01/43	1,100,000	1,010,505
		1,838,745
Food Products (0.4%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	641,539
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	797,155
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	877,947
		2,316,641
Health Care Equipment & Supplies (0.3%)
Abbott Laboratories 3.875%, 09/15/25	750,000	739,159
4.750%, 11/30/36	1,000,000	973,210
4.750%, 04/15/43	250,000	235,550
		1,947,919
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	729,331
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	833,768
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	985,220
		2,548,319
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	794,336
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	744,991
		1,539,327
Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	817,967
Pharmaceuticals (1.3%)
AbbVie, Inc. 3.600%, 05/14/25	1,000,000	983,851
3.800%, 03/15/25	670,000	661,737
4.400%, 11/06/42	1,000,000	881,523
4.450%, 05/14/46	1,000,000	871,807
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,877,867
Bristol-Myers Squibb Co., 3.875%, 08/15/25	229,000	225,314
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	979,539
CVS Pass-Through Trust, 6.943%, 01/10/30	102,397	103,513
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,025,671
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	993,107
		8,603,929

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Energy (1.4%)
Oil & Gas (0.7%)
Baker Hughes Holdings LLC/ Baker Hughes Co.-Obligor, Inc., 3.337%, 12/15/27	$1,000,000	$943,704
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	969,286
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	994,053
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	962,014
Phillips 66, 4.650%, 11/15/34	1,000,000	932,470
		4,801,527
Pipelines (0.7%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	931,751
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	256,349
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	728,482
MPLX LP, 4.950%, 09/01/32	2,000,000	1,917,626
Williams Cos., Inc., 3.750%, 06/15/27	500,000	479,972
		4,314,180
Financial (11.0%)
Banks (6.1%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	742,035
Bank of America Corp. Series L, 3.950%, 04/21/25	1,000,000	985,656
Series L, 4.183%, 11/25/27	1,000,000	965,799
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	886,263
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,488,209
Bank of New York Mellon Corp. 3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	956,897
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (e)	1,500,000	1,466,171
5.834%, 10/25/33 (SOFRINDX + 2.074%) (e)	1,000,000	1,037,166
Citigroup, Inc. 3.300%, 04/27/25	750,000	737,080
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	944,541
4.650%, 07/23/48	1,250,000	1,095,931
4.750%, 05/18/46 (f)	1,200,000	1,033,402
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,798,022
Discover Bank, 4.250%, 03/13/26	500,000	487,573
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRINDX + 2.192%) (e)	1,000,000	1,021,933
	Principal	Value(a)
Fifth Third Bank NA, 3.950%, 07/28/25	$1,000,000	$982,178
First Republic Bank 4.375%, 08/01/46 (g)	575,000	23,000
4.625%, 02/13/47 (g)	1,379,000	55,160
Goldman Sachs Group, Inc. 3.850%, 01/26/27	1,000,000	966,659
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,954,374
5.150%, 05/22/45 (f)	1,000,000	939,448
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	986,334
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,414,290
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (e)	1,000,000	791,504
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,842,107
M&T Bank Corp., 4.553%, 08/16/28 (SOFRINDX + 1.780%) (e)	3,000,000	2,875,648
Morgan Stanley 2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,266,518
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,063,230
PNC Bank NA, 4.050%, 07/26/28	1,000,000	951,213
Synchrony Bank, 5.400%, 08/22/25	1,000,000	992,483
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,048,698
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,017,383
Wells Fargo & Co. 3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,178,169
4.750%, 12/07/46 (f)	2,300,000	1,956,096
		39,951,170
Financial Services (2.2%)
American Express Co. 3.300%, 05/03/27	1,000,000	951,703
4.050%, 12/03/42	2,000,000	1,674,658
Capital One Financial Corp. 4.250%, 04/30/25	1,500,000	1,481,898
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,493,772
CME Group, Inc., 3.000%, 03/15/25	1,000,000	984,277
Discover Financial Services 3.750%, 03/04/25	1,000,000	986,808
4.100%, 02/09/27	1,000,000	961,367
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	957,539
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,905,956
Jefferies Financial Group, Inc., 2.625%, 10/15/31	2,000,000	1,616,374
		14,014,352

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Insurance (1.3%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	$1,290,000	$1,288,332
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	860,496
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	969,180
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	846,564
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,398,504
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,408,965
		8,772,041
Real Estate Investment Trust — Health Care (0.7%)
DOC DR LLC, 4.300%, 03/15/27	1,000,000	978,493
Healthcare Realty Holdings LP 3.750%, 07/01/27	1,000,000	946,927
3.875%, 05/01/25	1,000,000	982,164
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,434,440
		4,342,024
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	482,393
Real Estate Investment Trust — Shopping Centers (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	984,940
Residential REITs (0.1%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	983,031
Specialized REITs (0.3%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	955,014
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	853,980
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	430,323
		2,239,317
Industrials (3.3%)
Aerospace & Defense (0.5%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	984,037
RTX Corp. 4.050%, 05/04/47	1,000,000	789,696
4.125%, 11/16/28	1,500,000	1,444,735
		3,218,468
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	818,771
	Principal	Value(a)
Building Products (0.5%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	$1,000,000	$812,558
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,833,550
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	836,555
		3,482,663
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	971,064
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,029,846
		2,000,910
Electrical Equipment (0.6%)
Flex Ltd. 4.750%, 06/15/25 (b)	1,000,000	990,712
4.875%, 06/15/29 (b)	1,000,000	969,378
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,809,660
		3,769,750
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,647,393
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	953,086
Textron, Inc., 3.875%, 03/01/25	750,000	740,334
		1,693,420
Transport — Rail (0.4%)
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,497,465
Transportation (0.0%)
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	213,553
Trucking & Leasing (0.3%)
GATX Corp. 3.250%, 03/30/25	1,000,000	981,278
4.550%, 11/07/28	1,000,000	978,165
		1,959,443
Information Technology (2.0%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	894,967
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,100,856
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,892,217
		4,888,040
Semiconductor Equipment (0.7%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,727,174

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Micron Technology, Inc., 2.703%, 04/15/32	$2,000,000	$1,659,720
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	975,323
		4,362,217
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	982,942
Oracle Corp., 3.800%, 11/15/37	1,000,000	826,116
VMware LLC, 1.400%, 08/15/26	1,800,000	1,657,104
		3,466,162
Utilities (3.2%)
Electric Utilities (2.5%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,331,184
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	751,032
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	815,328
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,813,681
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	936,759
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,022,639
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	725,266
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,822,737
Northern States Power Co., 3.750%, 12/01/47	1,000,000	727,152
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	616,422
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	802,622
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,747,139
		16,111,961
	Shares/ Principal	Value(a)
Gas Utilities (0.5%)
Atmos Energy Corp., 4.125%, 03/15/49	$750,000	$593,763
National Fuel Gas Co. 4.750%, 09/01/28	1,000,000	972,319
5.200%, 07/15/25	1,000,000	993,347
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	754,975
		3,314,404
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	760,262
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	498,304
		1,258,566
Total corporate obligations (cost: $217,879,727)		205,672,002
Total long-term debt securities (cost: $250,886,233)		237,562,262
Mutual Funds (61.9%)
Investment Companies (61.9%)
iShares Core S&P 500 ETF (h)	57,440	31,432,891
SFT Index 500 Fund Class 1 (h) (i) (j)	14,224,618	340,715,461
SPDR S&P 500 ETF Trust (d) (h)	36,170	19,684,437
Vanguard S&P 500 ETF (h)	20,175	10,090,123
Total mutual funds (cost: $145,919,026)		401,922,912
Total investments excluding purchased options (98.5%) (cost: $396,805,259)		639,485,174
Total purchased options outstanding (0.0%) (cost: $222,379)		107,690
Total investments in securities (cost: $397,027,638) (k)		639,592,864
Cash and other assets in excess of liabilities (1.5%)		9,959,440
Total net assets (100.0%)		$649,552,304

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 1.6% of net assets in foreign securities at June 30, 2024.

(c)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  Variable rate security.

(f)  Pursuant to the Fund's Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund's Liquidity Risk Management Program Administrator.

(g)  In FDIC receivership.

(h)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(i)  Affiliated security.

(j)  Non-income producing security.

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

(k)  At June 30, 2024, the cost of investments for federal income tax purposes was $397,401,188. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$257,157,200
Gross unrealized depreciation	(14,502,893)
Net unrealized appreciation	$242,654,307

Holdings of Open Futures Contracts

On June 30, 2024, securities with an aggregate market value of $22,300,576 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2024	333	Long	$91,447,051	$91,932,975	$485,924

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,150	July 2024	121	$12,100	$107,690

Put Options Written:

The Fund had the following put options written open at June 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,605	July 2024	121	$12,100	$(23,293)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (110.8%)
Government Obligations (74.1%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,223,373
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	676,000	737,142
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	617,494
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	245,786
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	310,348
		3,134,143
U.S. Government Agencies and Obligations (73.4%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	15,713	15,327
Federal Home Loan Mortgage Corporation (8.6%)
2.000%, 07/01/41	1,533,560	1,290,402
2.000%, 11/01/51	4,814,302	3,786,772
2.000%, 12/01/51	3,575,772	2,808,285
2.000%, 03/01/52	2,703,163	2,124,173
2.500%, 01/01/52	1,704,553	1,400,538
2.500%, 03/01/52	7,317,002	6,018,763
3.000%, 08/01/42	249,751	221,483
3.000%, 12/01/42	91,338	80,943
3.000%, 01/01/43	124,670	110,169
3.000%, 02/01/43	301,595	266,893
3.000%, 04/01/43	452,080	399,492
3.000%, 10/25/46	41,870	36,144
3.000%, 02/01/52	3,147,017	2,704,491
3.500%, 05/01/32	61,541	58,851
3.500%, 03/01/42	318,700	293,550
3.500%, 08/01/42	270,982	249,598
3.500%, 05/25/45	170,818	148,539
3.500%, 11/01/52	5,059,866	4,489,366
4.000%, 09/01/40	268,429	253,736
4.000%, 11/01/40	480,956	453,001
4.000%, 02/01/41	114,514	108,247
4.000%, 03/01/41	114,976	108,684
4.000%, 08/01/52	5,001,411	4,585,750
4.000%, 11/01/52	3,486,897	3,201,504
4.500%, 09/01/40	33,142	32,246
4.500%, 01/01/41	185,292	180,279
4.500%, 02/01/41	105,012	102,171
	Principal	Value(a)
4.500%, 03/01/41	$225,681	$219,480
4.500%, 04/01/41	209,598	203,295
5.000%, 05/01/29	7,781	7,696
5.000%, 04/01/35	35,699	35,347
5.000%, 08/01/35	19,038	18,821
5.000%, 11/01/35	36,506	36,184
5.000%, 11/01/39	194,174	192,336
5.000%, 04/01/40	62,020	61,433
5.000%, 08/01/40	41,554	41,160
5.500%, 05/01/34	277,254	279,464
5.500%, 10/01/34	62,836	63,217
5.500%, 07/01/35	100,061	100,547
5.500%, 10/01/35	118,256	118,975
5.500%, 12/01/38	50,750	50,997
6.000%, 11/01/33	120,865	124,122
6.400%, 10/25/29 (30 day USD SOFR Average + 1.064%) (b)	258,790	258,642
6.500%, 09/01/32	13,100	13,345
6.500%, 11/01/32	10,516	10,714
6.500%, 06/01/36	71,597	74,770
7.000%, 12/01/37	21,830	22,460
		37,447,075
Federal National Mortgage Association (23.8%)
2.000%, 04/01/51	2,730,652	2,159,566
2.000%, 11/01/51	9,435,545	7,426,782
2.000%, 07/15/54, TBA (c)	6,100,000	4,784,454
2.500%, 12/01/51	2,392,121	1,980,009
2.500%, 03/01/52	2,516,236	2,065,097
2.500%, 04/01/52	4,218,661	3,470,060
2.500%, 07/15/54, TBA (c)	11,225,000	9,192,316
3.000%, 09/01/42	62,989	55,820
3.000%, 01/01/46	49,360	43,159
3.000%, 04/01/52	5,478,480	4,671,553
3.000%, 05/01/52	2,343,292	1,999,965
3.000%, 06/01/52	447,972	384,767
3.000%, 07/15/54, TBA (c)	11,725,000	9,993,670
3.500%, 12/01/32	59,479	56,798
3.500%, 11/01/40	228,195	210,184
3.500%, 01/01/41	241,701	222,625
3.500%, 02/01/41	283,829	261,445
3.500%, 04/01/41	153,856	141,713
3.500%, 11/01/41	846,239	779,443
3.500%, 12/01/41	168,527	155,224
3.500%, 05/01/42	86,906	80,046
3.500%, 01/01/43	191,466	175,656
3.500%, 02/01/43	235,176	216,613
3.500%, 05/01/43	757,290	684,783
3.500%, 07/15/54, TBA (c)	4,950,000	4,389,281
4.000%, 12/01/40	31,590	29,724
4.000%, 04/01/41	475,679	449,641
4.000%, 09/01/41	127,297	120,329
4.000%, 11/01/41	78,882	74,563
4.000%, 06/01/42	231,449	218,784
4.000%, 09/01/43	142,581	133,777
4.000%, 07/15/54, TBA (c)	15,400,000	14,114,824

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.500%, 05/25/34	$537,000	$517,344
4.500%, 05/01/35	73,204	70,959
4.500%, 07/01/35	168,167	164,268
4.500%, 09/01/37	61,909	60,049
4.500%, 06/01/39	75,222	72,547
4.500%, 04/01/41	572,059	556,648
4.500%, 07/01/41	413,412	402,120
4.500%, 07/01/47	167,652	162,880
4.500%, 08/01/52	5,563,454	5,254,507
4.500%, 04/01/53	921,084	870,964
4.500%, 07/15/54, TBA (c)	9,250,000	8,734,818
5.000%, 11/01/33	77,831	76,905
5.000%, 03/01/34	53,869	53,663
5.000%, 05/01/34	12,385	12,209
5.000%, 12/01/34	70,291	69,454
5.000%, 07/01/35	65,122	64,347
5.000%, 08/01/35	29,871	29,523
5.000%, 03/01/38	24,753	24,496
5.000%, 04/01/38	56,867	56,340
5.000%, 06/01/39	44,996	44,570
5.000%, 12/01/39	169,429	167,825
5.000%, 06/01/40	21,888	21,681
5.000%, 04/01/41	185,930	184,170
5.000%, 11/01/53	2,106,060	2,039,265
5.000%, 07/15/54, TBA (c)	5,750,000	5,566,701
5.500%, 04/01/33	266,083	265,092
5.500%, 05/01/33	3,659	3,676
5.500%, 12/01/33	26,728	26,890
5.500%, 01/01/34	51,716	51,966
5.500%, 02/01/34	44,531	44,795
5.500%, 03/01/34	79,339	80,060
5.500%, 04/01/34	47,393	47,623
5.500%, 05/01/34	1,323	1,330
5.500%, 09/01/34	71,139	71,572
5.500%, 10/01/34	20,493	20,593
5.500%, 01/01/35	32,261	32,458
5.500%, 02/01/35	82,728	83,119
5.500%, 04/01/35	73,504	73,861
5.500%, 06/01/35	3,348	3,342
5.500%, 08/01/35	52,611	52,866
5.500%, 10/01/35	115,764	116,912
5.500%, 11/01/35	24,219	24,336
5.500%, 09/01/36	48,667	48,903
5.500%, 12/01/39	28,601	28,741
5.500%, 09/01/53	1,036,248	1,023,404
5.500%, 07/15/54, TBA (c)	3,300,000	3,258,518
6.000%, 09/01/32	5,592	5,779
6.000%, 10/01/32	158,119	159,483
6.000%, 11/01/32	207,566	214,607
6.000%, 03/01/33	127,412	128,460
6.000%, 12/01/33	52,734	52,940
6.000%, 08/01/34	9,857	9,935
6.000%, 09/01/34	10,513	10,735
6.000%, 11/01/34	5,420	5,494
6.000%, 12/01/34	41,356	42,212
6.000%, 11/01/36	5,813	5,950
6.000%, 01/01/37	69,237	70,870
6.000%, 08/01/37	34,620	35,438
6.000%, 10/01/38	55,308	56,973
6.500%, 12/01/31	15,118	15,400
6.500%, 02/01/32	88,761	90,417
	Principal	Value(a)
6.500%, 04/01/32	$47,802	$49,186
6.500%, 05/01/32	13,555	13,808
6.500%, 07/01/32	65,818	67,046
6.500%, 08/01/32	42,841	43,641
6.500%, 09/01/32	29,535	30,086
6.500%, 10/01/32	34,431	35,073
6.500%, 09/01/34	2,204	2,253
6.500%, 11/01/34	2,538	2,621
6.500%, 03/01/35	30,467	31,300
6.500%, 09/01/37	54,256	56,448
6.500%, 11/01/37	18,382	19,313
7.000%, 07/01/31	24,627	25,338
7.000%, 09/01/31	75,070	77,240
7.000%, 11/01/31	52,003	53,506
7.000%, 02/01/32	28,636	29,463
7.000%, 03/01/32	3,882	3,994
7.000%, 07/01/32	17,979	18,498
7.500%, 04/01/31	19,182	19,126
7.500%, 05/01/31	6,630	6,585
9.900%, 01/25/29 (30 day USD SOFR Average + 4.564%) (b)	500,315	520,595
		103,390,794
Government National Mortgage Association (4.7%)
0.000%, 06/17/45 (b) (d)	108,613	—
1.000%, 12/20/42	34,951	28,554
3.000%, 03/15/45	357,305	314,374
3.000%, 04/15/45	800,126	703,915
3.000%, 05/15/45	37,681	33,173
3.250%, 04/20/33	65,859	61,899
3.250%, 03/20/35	573,911	535,780
3.250%, 11/20/35	329,084	307,918
3.250%, 01/20/36	580,323	539,235
3.500%, 11/15/40	44,777	41,419
3.500%, 04/20/46	228,889	207,554
3.750%, 03/20/46	563,710	519,691
4.000%, 07/20/31	156,714	152,230
4.000%, 04/20/39	133,546	125,337
4.000%, 12/20/40	325,683	307,632
4.000%, 01/15/41	16,849	15,976
4.000%, 02/15/41	137,680	129,751
4.000%, 10/15/41	87,449	82,411
4.000%, 12/20/44	40,047	38,036
4.500%, 06/15/40	92,093	89,582
4.500%, 10/20/52	2,315,643	2,211,472
4.500%, 07/15/54, TBA (c)	5,450,000	5,187,667
5.000%, 05/15/33	23,898	23,561
5.000%, 12/15/39	37,754	37,804
5.000%, 01/15/40	306,846	306,943
5.000%, 07/15/40	73,686	72,677
5.000%, 07/15/54, TBA (c)	5,100,000	4,972,448
5.500%, 07/15/38	87,680	89,266
5.500%, 10/15/38	110,543	112,271
5.500%, 07/15/54, TBA (c)	3,325,000	3,302,802
		20,551,378
U.S. Treasury (36.3%)
U.S. Treasury Bond
4.500%, 02/15/44	6,285,000	6,192,689

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.625%, 05/15/44	$20,425,000	$20,472,871
4.625%, 05/15/54	15,735,000	16,049,700
U.S. Treasury Note
4.250%, 06/30/29	22,380,000	22,299,572
4.375%, 05/15/34	28,932,000	29,004,330
4.500%, 05/31/29	43,741,000	44,065,640
4.625%, 06/15/27	19,365,000	19,424,003
		157,508,805
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	107	107
Total government obligations (cost: $328,486,911)		322,047,629
Asset-Backed Securities (7.4%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 7.186%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (b) (e)	875,000	874,147
Allegro CLO VIII Ltd., Series 2018-2A, Class A, 6.690%, 07/15/31 (3-Month USD TERM SOFR + 1.362%) (b) (e)	877,037	877,885
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 6.882%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (b) (e)	1,000,000	1,000,000
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 1.000%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (b) (c) (e)	1,100,000	1,100,000
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 6.475%, 10/20/31 (3-Month USD TERM SOFR + 1.150%) (b) (e)	1,077,563	1,078,665
Barings CLO Ltd., Series 2018-4A, Class A1R, 6.479%, 10/15/30 (3-Month USD TERM SOFR + 1.150%) (b) (e)	1,125,000	1,125,251
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 6.366%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (b)	327,691	321,953
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 7.174%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (b) (e)	1,200,000	1,200,688
Chase Funding Trust
Series 2002-3, Class 2A1, 6.100%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (b)	88,293	85,453
	Principal	Value(a)
Series 2003-2, Class 2A2, 6.020%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (b)	$89,998	$88,177
CIFC Funding Ltd., Series 2022-3A, Class A, 6.735%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (b) (e)	1,250,000	1,252,404
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	17,047
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	485,802	448,233
Series 2018-AGS, Class A2, 5.960%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (b) (e)	91,387	89,799
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	1,015,894	904,357
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	430,389	356,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	219,867	219,143
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,118,560
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,577,868	1,326,892
HPS Loan Management Ltd., Series 2021-16A, Class A1, 6.728%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (b) (e)	1,150,000	1,152,998
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 6.020%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (b)	65,231	64,568
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	527,044	485,295
Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	1,227,244	1,078,685
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,186,363	1,014,531
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,338,806	1,181,254
OCP CLO Ltd., Series 2014-6A, Class A1R2, 6.467%, 10/17/30 (3-Month USD TERM SOFR + 1.150%) (b) (e)	1,100,000	1,100,098

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Octagon 67 Ltd., Series 2023-1A, Class A1, 7.124%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (b) (e)	$1,100,000	$1,101,856
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 7.240%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (b) (e)	1,125,000	1,127,628
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	1,525,000	1,317,767
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,796,119
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 6.558%, 04/25/32 (3-Month USD TERM SOFR + 1.230%) (b) (e)	1,250,000	1,250,525
Rockford Tower CLO Ltd., Series 2021-2A, Class B, 7.336%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (b) (e)	450,000	450,828
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	148,358	147,115
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,426,786
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.349%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (b)	189,311	160,757
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	1,617,760	1,378,112
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.437%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (b) (e)	450,000	450,000
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 1.000%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (b) (c) (e) (f)	1,195,000	1,195,000
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	866,309
Total asset-backed securities (cost: $33,566,149)		32,231,550
	Principal	Value(a)
Other Mortgage-Backed Securities (11.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.0%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.633%, 01/25/45 (b) (e)	$52,259	$49,675
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	16,374	10,305
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (b) (e)	1,853,513	1,627,380
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (b) (e)	1,583,668	1,493,002
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (e)	87,553	84,526
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (e)	1,727,278	1,493,814
CSMC Trust
Series 2013-6, Class B4, 3.388%, 08/25/43 (b) (e)	697,644	619,103
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (e)	784,678	685,201
Series 2020-RPL3, Class A1, 4.080%, 03/25/60 (b) (e)	1,817,903	1,810,287
Series 2020-RPL6, Class A1, 3.425%, 03/25/59 (b) (e)	1,886,093	1,878,049
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (e)	1,472,933	1,148,343
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (b) (e)	536,201	528,101
Series 2017-3, Class M1, 4.000%, 07/25/56 (b)	281,809	279,899
Series 2021-3, Class TT, 2.000%, 03/25/61	1,041,832	903,076
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (e)	2,167,953	1,881,464
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (e)	1,950,492	1,685,342
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.475%, 07/25/44 (b) (e)	2,110,021	2,029,577
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.410%, 06/25/29 (b) (e)	85,169	78,815

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Series 2016-3, Class B3, 3.290%, 10/25/46 (b) (e)	$163,118	$151,773
Series 2017-2, Class B4, 3.650%, 05/25/47 (b) (e)	2,606,423	2,304,289
Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (e)	3,399,902	2,938,167
Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (e)	2,400,000	1,575,167
JP Morgan Trust, Series 2015-6, Class B4, 3.506%, 10/25/45 (b) (e)	1,375,000	981,113
Luminent Mortgage Trust, Series 2005-1, Class A1, 5.980%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (b)	1,295,245	1,207,606
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	1,765	1,710
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.480%, 06/25/43 (b)	441,116	331,573
Series 2015-1, Class B2, 3.930%, 01/25/45 (b) (e)	103,465	97,579
Series 2015-3, Class B1, 3.725%, 07/25/45 (b) (e)	163,200	156,053
Series 2015-4, Class B2, 3.119%, 11/25/30 (b) (e)	20,585	18,675
Series 2017-1, Class B3, 3.606%, 02/25/47 (b) (e)	920,328	747,004
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.590%, 04/25/47 (b) (e)	1,230,177	931,824
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (b) (e)	800,627	665,418
Series 2021-6, Class A1, 1.920%, 11/25/66 (b) (e)	1,291,474	1,100,416
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (b)	5,591	46
Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,619	196
Towd Point Mortgage Trust
Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (e)	887,106	876,885
Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (e)	1,553,215	1,430,045
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.682%, 06/20/45 (b) (e)	1,248,150	1,118,752
		34,920,250
Commercial Mortgage-Backed Securities (3.0%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (b) (e)	1,350,000	1,095,918
	Principal	Value(a)
BB-UBS Trust
Series 2012-SHOW, Class C, 4.160%, 11/05/36 (b) (e)	$500,000	$464,232
Series 2012-SHOW, Class D, 4.160%, 11/05/36 (b) (e)	500,000	459,232
BCAP LLC Trust, Series 2015-RR2, Class 25A3, 3.796%, 10/28/36 (b) (e)	142,583	142,107
BX Trust, Series 2022-PSB, Class D, 10.022%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (b) (e)	662,332	662,124
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	950,394
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,562,932
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,246,958
Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,391,998
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,864,524
		12,840,419
Total other mortgage-backed securities (cost: $53,612,527)		47,760,669
Corporate Obligations (16.3%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,340,000	1,118,126
3.468%, 12/01/50 (e)	100,000	66,030
4.375%, 06/01/47	135,000	104,385
		1,288,541
Communications (1.3%)
Media (0.9%)
Cable One, Inc., 4.000%, 11/15/30 (e)	162,000	120,915
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (e)	10,000	8,164
4.500%, 08/15/30 (e)	110,000	93,125
4.750%, 03/01/30 (e)	40,000	34,644
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	925,255
3.700%, 04/01/51	685,000	418,594
4.800%, 03/01/50	1,000,000	737,129

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
CSC Holdings LLC
5.375%, 02/01/28 (e)	$175,000	$132,961
5.750%, 01/15/30 (e)	100,000	37,568
6.500%, 02/01/29 (e)	529,000	386,042
7.500%, 04/01/28 (e)	50,000	26,536
11.750%, 01/31/29 (e)	108,000	92,068
Sirius XM Radio, Inc., 4.000%, 07/15/28 (e)	50,000	45,167
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	447,068
VZ Secured Financing BV, 5.000%, 01/15/32 (e) (f)	535,000	456,262
		3,961,498
Telecommunication (0.3%)
Altice France SA, 5.500%, 10/15/29 (e) (f)	101,000	66,568
CommScope, Inc., 4.750%, 09/01/29 (e)	184,000	127,001
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	594,615
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	312,000	322,457
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	146,000	136,077
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	127,994
		1,374,712
Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	375,000	373,301
Consumer Cyclical (0.8%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
4.279%, 03/15/32	185,000	161,702
5.050%, 03/15/42	1,000,000	816,303
5.141%, 03/15/52	1,685,000	1,318,281
		2,296,286
Passenger Airlines (0.1%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	663,035	620,651
Retail (0.2%)
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 04/01/29 (e)	275,000	253,216
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	220,353
Papa John's International, Inc., 3.875%, 09/15/29 (e)	225,000	199,114
Raising Cane's Restaurants LLC, 9.375%, 05/01/29 (e)	35,000	37,810
		710,493
	Principal	Value(a)
Consumer, Non-cyclical (2.5%)
Agricultural Products (0.4%)
BAT Capital Corp., 4.540%, 08/15/47	$187,000	$144,449
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	27,790
6.125%, 07/27/27 (e) (f)	470,000	478,231
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	925,596
		1,576,066
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	108,920
Commercial Services (0.0%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (e)	100,000	95,998
Food Products (0.4%)
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 6.750%, 03/15/34 (e) (f)	265,000	280,928
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,122,581
6.875%, 05/15/34	165,000	175,544
		1,579,053
Health Care Providers & Services (1.0%)
Centene Corp., 3.000%, 10/15/30	757,000	647,227
CommonSpirit Health, 4.350%, 11/01/42	405,000	343,771
IQVIA, Inc., 5.700%, 05/15/28	825,000	832,986
Kedrion SpA, 6.500%, 09/01/29 (e) (f)	305,000	278,884
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (e)	375,000	264,094
ModivCare, Inc., 5.875%, 11/15/25 (e)	130,000	131,910
New York & Presbyterian Hospital, 2.256%, 08/01/40	1,175,000	796,072
Sinai Health System, 3.034%, 01/20/36	1,045,000	948,809
		4,243,753
Pharmaceuticals (0.7%)
1375209 BC Ltd., 9.000%, 01/30/28 (e) (f)	290,000	278,837
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,425,395
4.400%, 07/15/44 (e)	1,000,000	766,275
Bayer U.S. Finance LLC, 6.500%, 11/21/33 (e)	200,000	204,996
Grifols SA, 4.750%, 10/15/28 (e) (f)	371,000	320,072
		2,995,575

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Energy (1.4%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33 (f)	$40,000	$41,322
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	487,050
		528,372
Pipelines (1.3%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,926,348
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	405,200	347,675
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	855,206
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	161,000	151,556
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,732,160
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	151,054
Venture Global Calcasieu Pass LLC, 6.250%, 01/15/30 (e)	60,000	60,896
Venture Global LNG, Inc., 9.500%, 02/01/29 (e)	143,000	156,732
		5,381,627
Financial (7.8%)
Banks (5.2%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (b)	710,000	581,161
2.572%, 10/20/32 (SOFRRATE + 1.210%) (b)	55,000	45,667
2.592%, 04/29/31 (SOFRRATE + 2.150%) (b)	590,000	510,530
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (b)	2,410,000	2,146,882
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,584,121
2.520%, 11/03/32 (SOFRRATE + 1.177%) (b)	215,000	176,957
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (b)	300,000	279,927
2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	600,000	493,607
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (b) (f)	85,000	76,365
2.357%, 08/18/31 (SOFRRATE + 1.947%) (b) (f)	1,155,000	965,888
	Principal	Value(a)
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (b)	$2,500,000	$2,328,732
1.470%, 09/22/27 (SOFRRATE + 0.765%) (b)	910,000	835,688
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (b)	275,000	232,615
Lloyds Banking Group PLC, 1.627%, 05/11/27 (1 year CMT + 0.850%) (b) (f)	255,000	236,874
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (b)	800,000	788,432
1.928%, 04/28/32 (SOFRRATE + 1.020%) (b)	769,000	618,913
PNC Financial Services Group, Inc.
5.676%, 01/22/35 (SOFRRATE + 1.902%) (b)	85,000	85,637
6.875%, 10/20/34 (SOFRRATE + 2.284%) (b)	580,000	633,033
Santander UK Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (b) (f)	2,000,000	1,845,379
U.S. Bancorp
3.000%, 07/30/29	765,000	685,214
4.839%, 02/01/34 (SOFRRATE + 1.600%) (b)	40,000	37,992
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (b)	800,000	775,965
5.678%, 01/23/35 (SOFRRATE + 1.860%) (b)	200,000	201,177
5.836%, 06/12/34 (SOFRRATE + 2.260%) (b)	40,000	40,617
5.850%, 10/21/33 (SOFRRATE + 2.090%) (b)	190,000	193,303
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	3,485,000	3,211,020
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (b)	750,000	665,657
3.000%, 10/23/26	1,100,000	1,045,033
4.897%, 07/25/33 (SOFRRATE + 2.100%) (b)	195,000	187,912
		22,510,298
Financial Services (0.7%)
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,357,969
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e) (f)	1,500,000	1,349,296
GGAM Finance Ltd.
8.000%, 02/15/27 (e) (f)	90,000	92,959
8.000%, 06/15/28 (e) (f)	126,000	132,712
Helios Leasing I LLC, 1.825%, 05/16/25	13,812	13,554
		2,946,490

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Insurance (0.7%)
Athene Global Funding, 1.985%, 08/19/28 (e)	$1,000,000	$870,989
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (b) (e)	500,000	372,757
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	286,552
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,125,000	1,695,896
		3,226,194
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	45,000	38,492
9.000%, 06/15/30 (e)	161,000	160,226
9.750%, 01/15/29 (e)	120,000	124,320
		323,038
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	855,000	748,116
Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	740,000	511,174
4.650%, 04/01/29	120,000	92,419
5.950%, 02/15/28	15,000	12,750
		616,343
Residential REITs (0.1%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	60,000	47,720
2.700%, 01/15/34	460,000	363,104
4.150%, 04/15/32	55,000	50,265
5.500%, 08/15/33	100,000	98,746
		559,835
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (b) (e) (f)	500,000	468,641
Specialized REITs (0.6%)
American Tower Corp., 2.700%, 04/15/31	920,000	779,392
Extra Space Storage LP
2.400%, 10/15/31	70,000	57,616
2.550%, 06/01/31	575,000	479,408
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/30	460,000	421,537
5.300%, 01/15/29	310,000	305,563
	Principal	Value(a)
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (e)	$665,000	$615,111
		2,658,627
Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co.
5.805%, 05/01/50	445,000	402,893
6.528%, 05/01/34 (e)	215,000	220,541
		623,434
Containers & Packaging (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (e) (f)	65,000	56,418
5.250%, 08/15/27 (e) (f)	446,000	276,574
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	998,386
		1,331,378
Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	56,700
Information Technology (0.0%)
Software (0.0%)
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	88,261
Utilities (1.7%)
Electric Utilities (0.8%)
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,074,936
Duke Energy Florida LLC, 5.875%, 11/15/33	20,000	20,834
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	468,393
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,445,491
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (e)	490,000	435,182
		3,444,836
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,324,342
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	930,548
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,080,412
4.400%, 05/30/47	775,000	631,759
		3,967,061
Total corporate obligations (cost: $74,514,350)		70,704,098

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Bank Loans (1.4%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 7.094%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (b) (e)	$73,500	$73,188
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 9.208%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (b) (e)	9,604	9,068
Acrisure LLC, 2024 Term Loan B1, 8.344%, 02/15/27 (3-Month USD TERM SOFR + 3.000%) (b) (c) (e)	129,208	129,006
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 9.329%, 07/31/28 (1-Month USD TERM SOFR + 4.000) (b) (c) (e)	273,354	273,781
Altice France SA, 2023 USD Term Loan B14, 10.829%, 08/15/28 (3-Month USD TERM SOFR + 5.500%) (b) (e)	44,859	32,831
Amentum Government Services Holdings LLC, Term Loan B, 9.458%, 01/29/27 (1-Month USD TERM SOFR + 4.000%) (b) (e)	244,898	245,408
Arches Buyer, Inc., 2021 Term Loan B, 8.694%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (b) (e)	37,464	35,792
Artera Services LLC, 2024 Term Loan, 9.835%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (b) (e)	49,657	49,905
Asurion LLC, 2022 Term Loan B10, 9.444%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (b) (e)	245,625	242,631
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 7.339%, 06/22/28 (1-Month USD TERM SOFR +2.000) (b) (e)	77,640	77,719
Bausch & Lomb Corp.
2023 Incremental Term Loan, 9.344%, 09/29/28 (1-Month USD TERM SOFR + 4.000) (b) (e)	56,749	56,358
Term Loan, 8.689%, 05/10/27 (1-Month USD TERM SOFR + 3.250%) (b) (e)	25,115	24,833
	Principal	Value(a)
Berry Global, Inc., 2023 Term Loan AA, 7.191%, 07/01/29 (1-Month USD TERM SOFR + 1.750%) (b) (e)	$300,496	$300,597
Buzz Finco LLC, Term Loan B, 8.194%, 01/29/27 (1-Month USD TERM SOFR + 2.750%) (b) (e)	32,900	32,873
Caesars Entertainment, Inc., 2024 Term Loan B1, 8.097%, 02/06/31 (3-Month USD TERM SOFR + 2.750%) (b) (e)	87,962	87,868
Carestream Dental Equipment, Inc.
2017 1st Lien Term Loan, 8.708%, 09/01/24 (1-Month USD LIBOR + 3.250%) (b) (e)	71,073	59,227
2021 Term Loan, 9.944%, 09/01/24 (1-Month USD TERM SOFR + 4.500%) (b) (e)	21,740	18,696
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 7.458%, 02/22/28 (1-Month USD TERM SOFR + 2.000) (b) (e)	132,280	132,142
CCI Buyer, Inc., Term Loan, 9.335%, 12/17/27 (3-Month USD TERM SOFR + 4.000%) (b) (e)	39,923	39,923
Central Parent, Inc., 2024 Term Loan B, 8.585%, 07/06/29 (3-Month USD TERM SOFR + 3.250%) (b) (e)	50,000	49,219
Chemours Co., 2023 USD Term Loan B, 8.844%, 08/18/28 (1-Month USD TERM SOFR + 3.500%) (b) (e)	88,489	88,047
City Brewing Co. LLC
2024 First Out New Money Term Loan, 11.574%, 04/05/28 (3-Month USD TERM SOFR + 6.250%) (b) (e)	18,256	18,370
2024 FLFO Roll Up Term Loan, 9.090%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (b) (e)	128,980	117,694
Clean Harbors, Inc., 2023 Term Loan, 7.208%, 10/08/28 (1-Month USD TERM SOFR + 1.750%) (b) (e)	84,391	84,725
CSC Holdings LLC, 2019 Term Loan B5, 7.943%, 04/15/27 (1-Month USD LIBOR + 2.500%) (b) (e)	63,141	52,362

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 9.085%, 04/09/27 (3-Month USD TERM SOFR + 3.750) (b) (e)	$21,061	$21,041
EagleView Technology Corp., 2018 Add On Term Loan B, 9.097%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (b) (e)	110,109	105,521
Fertitta Entertainment LLC, 2022 Term Loan B, 9.081%, 01/27/29 (1-Month USD TERM SOFR + 3.750%) (b) (e)	53,086	53,092
First Brands Group LLC, 2021 Term Loan, 10.591%, 03/30/27 (3-Month USD TERM SOFR + 5.000%) (b) (c) (e)	18,168	18,032
Froneri International Ltd., 2020 USD Term Loan, 7.694%, 01/29/27 (1-Month USD TERM SOFR + 2.250%) (b) (e)	43,712	43,672
Frontier Communications Corp., 2021 1st Lien Term Loan, 9.208%, 10/08/27 (1-Month USD TERM SOFR + 3.750%) (b) (e)	33,709	33,677
Gainwell Acquisition Corp., Term Loan B, 9.435%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (b) (e)	244,924	235,311
Gen Digital, Inc., 2021 Term Loan A, 6.944%, 09/10/27 (1-Month USD TERM SOFR + 1.500%) (b) (e)	98,042	97,980
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 7.444%, 11/15/27 (1-Month USD TERM SOFR + 2.000%) (b) (e)	95,256	93,619
GTCR W Merger Sub LLC
2024 USD Term Loan B, 7.844%, 01/31/31 (3-Month USD TERM SOFR + 2.500%) (b) (c) (e)	22,754	22,751
USD Term Loan B, 8.335%, 01/31/31 (3-Month USD TERM SOFR + 3.000%) (b) (e)	88,497	88,434
Invitation Homes Operating Partnership LP, 2020 Term Loan A, 6.444%, 01/31/25 (1-Month USD TERM SOFR + 1.000%) (b) (e)	44,302	43,887
	Principal	Value(a)
Iron Mountain, Inc., 2023 Term Loan B, 7.594%, 01/31/31 (1-Month USD TERM SOFR + 2.250%) (b) (e)	$36,383	$36,247
Jane Street Group LLC, 2024 Term Loan B, 7.958%, 01/26/28 (1-Month USD TERM SOFR + 2.500%) (b) (e)	69,888	69,813
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 7.582%, 05/05/28 (3-Month USD TERM SOFR + 2.250%) (b) (c) (e)	221,659	221,659
2024 Term Loan B, 8.458%, 05/05/28 (1-Month USD TERM SOFR + 3.000%) (b) (e)	163,509	163,484
KFC Holding Co., 2021 Term Loan B, 7.196%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (b) (e)	58,662	58,577
Magnite, Inc., 2024 Term Loan B, 9.596%, 02/06/31 (1-Month USD TERM SOFR + 4.500%, 3-Month USD TERM SOFR + 4.500%, 6-Month USD TERM SOFR + 4.500%) (b) (e)	20,040	20,078
Match Group, Inc., 2020 Term Loan B, 7.244%, 02/13/27 (3-Month USD TERM SOFR + 1.750%) (b) (e)	14,547	14,505
Medline Borrower LP, 2024 Term Loan B, 8.094%, 10/23/28 (1-Month USD TERM SOFR + 2.750%) (b) (e)	97,382	97,531
MH Sub I LLC, 2023 Term Loan, 9.594%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (b) (e)	23,315	23,281
Modivcare, Inc., 2024 Term Loan B, 10.087%, 06/20/31 (3-Month USD TERM SOFR + 4.750%) (b) (c) (e)	190,799	186,506
Naked Juice LLC
2nd Lien Term Loan, 11.435%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (b) (e)	38,193	30,554
Term Loan, 8.685%, 01/24/29 (1-Month USD TERM SOFR + 3.250%, 3-Month USD TERM SOFR + 3.250%) (b) (e)	245,614	227,346

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Patriot Container Corp., 2018 1st Lien Term Loan, 9.194%, 03/20/25 (1-Month USD TERM SOFR + 3.750%) (b) (e)	$18,331	$17,873
Peer Holding III B.V., 2024 USD Term Loan B5, 8.344%, 06/20/31 (3-Month USD TERM SOFR + 3.000%) (b) (c) (e)	66,166	66,194
Peraton Corp., Term Loan B, 9.194%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	154,448	154,405
Pre-Paid Legal Services, Inc., 2021 Term Loan, 9.208%, 12/15/28 (1-Month USD TERM SOFR + 3.750%) (b) (e)	244,987	244,566
Renaissance Holding Corp., 2024 Term Loan, 9.597%, 04/05/30 (3-Month USD TERM SOFR + 4.250%) (b) (e)	43,729	43,668
Research Now Group, Inc.
2017 1st Lien Term Loan, 10.827%, 12/20/24 (3-Month USD TERM SOFR + 5.500%) (b) (c) (e) (g)	39,002	29,121
2024 DIP 1st Lien Term Loan, 14.208%, 08/06/24 (1-Month USD TERM SOFR + 8.864%) (b) (e)	1,417	1,417
SBA Senior Finance II LLC, 2024 Term Loan B, 7.350%, 01/25/31 (1-Month USD TERM SOFR + 2.000%) (b) (e)	124,884	124,947
Spin Holdco, Inc., 2021 Term Loan, 9.600%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (b) (e)	244,937	207,216
Star Parent, Inc., Term Loan B, 9.085%, 09/27/30 (3-Month USD TERM SOFR + 3.750%) (b) (e)	45,618	45,552
Telenet Financing USD LLC, 2020 USD Term Loan AR, 7.443%, 04/30/28 (b) (e)	34,447	32,694
Trans Union LLC
2024 Term Loan B7, 7.344%, 12/01/28 (1-Month USD TERM SOFR + 2.000%) (b) (e)	43,503	43,518
2024 Term Loan B8, 7.094%, 06/24/31 (1-Month USD TERM SOFR + 1.750%) (b) (e)	18,764	18,733
	Principal	Value(a)
TransDigm, Inc., 2024 Term Loan I, 7.843%, 08/24/28 (3-Month USD TERM SOFR + 2.750%) (b) (e)	$107,083	$107,239
Triton Water Holdings, Inc., Term Loan, 8.595%, 03/31/28 (3-Month USD TERM SOFR + 3.250%) (b) (e)	35,980	35,980
TruGreen LP, 2020 Term Loan, 9.444%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (b) (e)	244,924	233,596
United Natural Foods, Inc., 2024 Term Loan, 10.094%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (b) (e)	74,451	74,637
Virgin Media Bristol LLC, USD Term Loan N, 7.943%, 01/31/28 (1-Month USD TERM SOFR + 2.500%) (b) (e)	68,727	65,596
Whatabrands LLC, 2024 Term Loan B, 8.094%, 08/03/28 (1-Month USD TERM SOFR + 2.750%) (b) (e)	34,913	34,913
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 8.208%, 05/18/25 (1-Month USD TERM SOFR + 2.750%) (b) (e)	40,188	40,188
Zayo Group Holdings, Inc., USD Term Loan, 8.458%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (b) (e)	193,315	167,674
Total Bank Loans (cost: $6,122,962)		6,128,588
Foreign Bonds (0.6%)
Brazilian Government International Bond, 6.125%, 03/15/34 (f)	200,000	192,213
Colombia Government International Bond, 3.000%, 01/30/30 (f)	300,000	245,037
Costa Rica Government International Bond, 6.550%, 04/03/34 (f)	200,000	205,681
Dominican Republic International Bond, 4.875%, 09/23/32 (f)	150,000	134,195
Hungary Government International Bond, 2.125%, 09/22/31 (f)	250,000	197,813
Mexico Government International Bond, 2.659%, 05/24/31 (f)	600,000	492,639

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Panama Government International Bond, 2.252%, 09/29/32 (f)	$250,000	$180,031
Paraguay Government International Bond, 3.849%, 06/28/33 (f)	200,000	173,683
Republic of South Africa Government International Bond
4.850%, 09/30/29 (f)	200,000	183,070
5.875%, 06/22/30 (f)	200,000	190,115
Romanian Government International Bond, 3.000%, 02/14/31 (f)	300,000	248,718
Total Foreign Bonds (cost: $2,460,193)		2,443,195
Total long-term debt securities (cost: $498,763,091)		481,315,729
	Shares	Value(a)
Short-Term Securities (6.9%)
Investment Companies (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	15,197,574	$15,197,574
U.S. Government Agencies and Obligations (3.4%)
U.S. Treasury Bill
5.128%, 07/16/24	12,635,000	12,607,335
5.379%, 11/14/24	2,415,000	2,367,969
Total U.S. Government Agencies and Obligations (cost: $14,975,652)		14,975,304
Total short-term securities (cost: $30,173,226)		30,172,878
Total investments in securities (cost: $528,936,317) (h)		511,488,607
Liabilities in excess of cash and other assets (-17.7%)		(77,057,453)
Total net assets (100.0%)		$434,431,154

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2024 the total cost of investments issued on a when-issued or forward commitment basis was $76,264,398.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)  Foreign security: the Fund held 2.9% of net assets in foreign securities at June 30, 2024.

(g)  Pursuant to the Fund's Liquidity Risk Management Program, this security has been determined to be illiquid by the Fund's Liquidity Risk Management Program Administrator.

(h)  At June 30, 2024 the cost of investments for federal income tax purposes was $529,129,968. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$2,806,316
Gross unrealized depreciation	(20,254,908)
Net unrealized depreciation	$(17,448,592)

Holdings of Open Futures Contracts

On June 30, 2024, $588,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	September 2024	340	Long	$69,289,233	$69,434,375	$145,142
5 Year U.S. Treasury Note	September 2024	122	Long	12,932,494	13,002,531	70,037
10 Year U.S. Treasury Note	September 2024	37	Short	(4,049,295)	(4,069,422)	(20,127)
10 Year U.S. Ultra	September 2024	2	Long	225,206	227,063	1,857
U.S. Ultra Bond	September 2024	3	Short	(371,853)	(376,031)	(4,178)
					$78,218,516	$192,731

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (9.5%)
Entertainment (1.9%)
Electronic Arts, Inc.	85,886	$11,966,496
Interactive Media & Services (7.6%)
Alphabet, Inc. Class A	234,490	42,712,354
Alphabet, Inc. Class C	35,767	6,560,383
		49,272,737
Consumer Discretionary (11.4%)
Automobiles (1.4%)
Ferrari NV (b)	21,871	8,931,460
Broadline Retail (6.9%)
Amazon.com, Inc. (c)	228,969	44,248,259
Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.	2,191	8,679,647
Specialty Retail (0.3%)
Home Depot, Inc.	5,326	1,833,422
Textiles, Apparel & Luxury Goods (1.5%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	65,261	10,007,774
Consumer Staples (2.3%)
Beverages (2.3%)
Coca-Cola Co.	233,865	14,885,507
Financial (10.7%)
Capital Markets (5.5%)
Intercontinental Exchange, Inc.	131,676	18,025,127
MSCI, Inc.	9,588	4,619,019
S&P Global, Inc.	29,034	12,949,164
		35,593,310
Financial Services (5.2%)
Visa, Inc. Class A	126,566	33,219,778
Health Care (10.4%)
Health Care Equipment & Supplies (3.0%)
Cooper Cos., Inc.	97,012	8,469,148
Intuitive Surgical, Inc. (c)	25,027	11,133,261
		19,602,409
Health Care Providers & Services (3.7%)
UnitedHealth Group, Inc.	46,820	23,843,553
Health Care Technology (0.8%)
Veeva Systems, Inc. Class A (c)	27,799	5,087,495
Life Sciences Tools & Services (2.6%)
Danaher Corp.	67,440	16,849,884
Pharmaceuticals (0.3%)
Zoetis, Inc.	10,761	1,865,527
Industrials (7.9%)
Commercial Services & Supplies (2.5%)
Waste Connections, Inc. (b)	92,818	16,276,565
	Shares	Value(a)
Ground Transportation (0.8%)
JB Hunt Transport Services, Inc.	29,734	$4,757,440
Professional Services (4.6%)
Broadridge Financial Solutions, Inc.	52,441	10,330,877
Equifax, Inc.	49,786	12,071,113
TransUnion	23,691	1,756,925
Verisk Analytics, Inc.	20,502	5,526,314
		29,685,229
Information Technology (44.9%)
Communications Equipment (3.2%)
Motorola Solutions, Inc.	54,240	20,939,352
IT Services (2.5%)
VeriSign, Inc. (c)	88,832	15,794,330
Semiconductors & Semiconductor Equipment (11.8%)
NVIDIA Corp.	544,781	67,302,245
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (b)	50,545	8,785,226
		76,087,471
Software (20.6%)
Autodesk, Inc. (c)	26,476	6,551,486
Intuit, Inc.	27,350	17,974,694
Microsoft Corp.	202,893	90,683,026
Salesforce, Inc.	53,127	13,658,952
Synopsys, Inc. (c)	6,002	3,571,550
		132,439,708
Technology Hardware Storage & Peripherals (6.8%)
Apple, Inc.	207,905	43,788,951
Real Estate (2.4%)
Real Estate Management & Development (2.4%)
CoStar Group, Inc. (c)	208,834	15,482,953
Total common stocks (cost: $313,652,143)		641,139,257
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	1,370,012	1,370,012
Total short-term securities (cost: $1,370,012)		1,370,012
Total investments in securities (cost: $315,022,155) (d)		642,509,269
Cash and other assets in excess of liabilities (0.3%)		1,707,383
Total net assets (100.0%)		$644,216,652

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 6.8% of net assets in foreign securities at June 30, 2024.

(c)  Non-income producing security.

(d)  At June 30, 2024 the cost of investments for federal income tax purposes was $315,613,968. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$329,891,681
Gross unrealized depreciation	(2,996,380)
Net unrealized appreciation	$326,895,301

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Communication Services (1.2%)
Entertainment (1.2%)
IMAX Corp. (b) (c)	114,596	$1,921,775
Consumer Discretionary (13.2%)
Automobile Components (1.4%)
Modine Manufacturing Co. (b)	22,250	2,229,227
Diversified Consumer Services (0.9%)
Universal Technical Institute, Inc. (b)	87,757	1,380,418
Hotels, Restaurants & Leisure (5.3%)
Dutch Bros, Inc. Class A (b)	24,183	1,001,176
First Watch Restaurant Group, Inc. (b)	68,723	1,206,776
Light & Wonder, Inc. (b)	24,881	2,609,519
Red Rock Resorts, Inc. Class A	62,775	3,448,231
		8,265,702
Household Durables (2.4%)
Installed Building Products, Inc.	10,682	2,197,074
Meritage Homes Corp.	9,998	1,618,176
		3,815,250
Leisure Product (1.2%)
Acushnet Holdings Corp.	28,277	1,795,024
Specialty Retail (2.0%)
Abercrombie & Fitch Co. Class A (b)	17,426	3,099,040
Consumer Staples (3.9%)
Beverages (0.8%)
MGP Ingredients, Inc.	15,671	1,165,922
Personal Products (3.1%)
BellRing Brands, Inc. (b)	52,367	2,992,251
elf Beauty, Inc. (b)	8,942	1,884,258
		4,876,509
Energy (2.7%)
Energy Equipment & Services (2.7%)
Cactus, Inc. Class A	33,186	1,750,230
Weatherford International PLC (b) (c)	20,387	2,496,388
		4,246,618
Financial (6.5%)
Capital Markets (2.8%)
Houlihan Lokey, Inc.	21,660	2,921,068
WisdomTree, Inc.	148,211	1,468,771
		4,389,839
Commercial Banks (1.3%)
Western Alliance Bancorp	31,217	1,961,052
Financial Services (1.0%)
Flywire Corp. (b)	98,897	1,620,922
	Shares	Value(a)
Insurance (1.4%)
Palomar Holdings, Inc. (b)	26,363	$2,139,357
Health Care (22.0%)
Biotechnology (6.6%)
Halozyme Therapeutics, Inc. (b)	32,975	1,726,571
Ideaya Biosciences, Inc. (b)	21,725	762,765
Insmed, Inc. (b)	36,980	2,477,660
Vaxcyte, Inc. (b)	12,830	968,793
Vericel Corp. (b)	76,262	3,498,901
Viking Therapeutics, Inc. (b)	16,139	855,528
		10,290,218
Health Care Equipment & Supplies (3.7%)
Integer Holdings Corp. (b)	26,086	3,020,498
TransMedics Group, Inc. (b)	18,367	2,766,438
		5,786,936
Health Care Providers & Services (6.9%)
Acadia Healthcare Co., Inc. (b)	34,984	2,362,819
Encompass Health Corp.	26,228	2,250,100
HealthEquity, Inc. (b)	26,170	2,255,854
Option Care Health, Inc. (b)	47,416	1,313,423
Progyny, Inc. (b)	88,483	2,531,499
		10,713,695
Health Care Technology (0.9%)
Evolent Health, Inc. Class A (b)	72,390	1,384,097
Pharmaceuticals (3.9%)
ANI Pharmaceuticals, Inc. (b)	31,393	1,999,106
Axsome Therapeutics, Inc. (b)	25,542	2,056,131
Harmony Biosciences Holdings, Inc. (b)	23,273	702,146
Intra-Cellular Therapies, Inc. (b)	10,097	691,544
Tarsus Pharmaceuticals, Inc. (b)	25,111	682,517
		6,131,444
Industrials (21.2%)
Aerospace & Defense (3.2%)
AAR Corp. (b)	17,586	1,278,502
AeroVironment, Inc. (b)	11,634	2,119,249
Leonardo DRS, Inc. (b)	62,480	1,593,865
		4,991,616
Building Products (1.3%)
Trex Co., Inc. (b)	27,948	2,071,506
Commercial Services & Supplies (3.9%)
ACV Auctions, Inc. Class A (b)	114,346	2,086,814
Clean Harbors, Inc. (b)	17,619	3,984,537
		6,071,351
Construction & Engineering (1.5%)
Construction Partners, Inc. Class A (b)	42,697	2,357,301
Electrical Equipment (0.4%)
NEXTracker, Inc. Class A (b)	12,996	609,253

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Machinery (2.6%)
Federal Signal Corp.	49,078	$4,106,356
Marine Transportation (1.3%)
Kirby Corp. (b)	16,257	1,946,451
Professional Services (7.0%)
CBIZ, Inc. (b)	41,001	3,038,174
Parsons Corp. (b)	54,700	4,475,007
Verra Mobility Corp. (b)	122,778	3,339,562
		10,852,743
Information Technology (24.5%)
Communications Equipment (0.6%)
Harmonic, Inc. (b)	77,846	916,247
Electronic Equipment, Instruments & Components (2.3%)
Advanced Energy Industries, Inc.	14,738	1,602,905
OSI Systems, Inc. (b)	14,357	1,974,374
		3,577,279
Semiconductors & Semiconductor Equipment (5.3%)
Onto Innovation, Inc. (b)	17,602	3,864,695
Rambus, Inc. (b)	42,876	2,519,394
Veeco Instruments, Inc. (b)	39,439	1,842,196
		8,226,285
Software (16.3%)
AvePoint, Inc. (b)	91,366	952,034
Box, Inc. Class A (b)	14,600	386,024
Braze, Inc. Class A (b)	47,119	1,830,102
CyberArk Software Ltd. (b) (c)	23,904	6,535,832
Descartes Systems Group, Inc. (b) (c)	24,347	2,357,763
DoubleVerify Holdings, Inc. (b)	51,821	1,008,955
	Shares	Value(a)
Envestnet, Inc. (b)	25,381	$1,588,597
Instructure Holdings, Inc. (b)	59,021	1,381,682
Monday.com Ltd. (b) (c)	7,920	1,906,819
Sprout Social, Inc. Class A (b)	45,965	1,640,031
Tenable Holdings, Inc. (b)	63,292	2,758,265
Varonis Systems, Inc. (b)	64,575	3,097,663
		25,443,767
Materials (2.6%)
Metals & Mining (2.6%)
ATI, Inc. (b)	72,818	4,037,758
Total common stocks (cost: $129,866,026)		152,420,958
Mutual Funds (1.1%)
Investment Companies (1.1%)
iShares Russell 2000 Growth ETF (d)	6,486	1,702,769
Total mutual funds (cost: $1,450,044)		1,702,769
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	2,409,560	2,409,560
Total short-term securities (cost: $2,409,560)		2,409,560
Total investments in securities (cost: $133,725,630) (e)		156,533,287
Liabilities in excess of cash and other assets (-0.4%)		(586,619)
Total net assets (100.0%)		$155,946,668

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 9.8% of net assets in foreign securities at June 30, 2024.

(d)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(e)  At June 30, 2024 the cost of investments for federal income tax purposes was $134,044,044. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$30,936,426
Gross unrealized depreciation	(8,447,183)
Net unrealized appreciation	$22,489,243

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (91.6%)
Investment Companies (91.6%)
BlackRock Short Maturity Bond ETF (b)	318,620	$16,036,145
iShares Core High Dividend ETF (b)	509,702	55,404,607
iShares Edge MSCI Minimum Volatility EAFE ETF (b)	1,032,248	71,591,560
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (b)	347,420	19,875,898
iShares Edge MSCI Minimum Volatility USA ETF (b) (c)	1,178,962	98,985,650
iShares MSCI Germany ETF (b)	448,182	13,723,333
Total mutual funds (cost: $219,615,675)		275,617,193
	Shares	Value(a)
Short-Term Securities (6.5%)
Investment Companies (6.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	19,491,183	$19,491,183
Total investments excluding purchased options (cost: $239,106,858)		295,108,376
Total purchased options outstanding (0.0%) (cost: $102,919)		49,840
Total investments in securities (cost: $239,209,777) (d)		295,158,216
Cash and other assets in excess of liabilities (1.9%)		5,779,472
Total net assets (100.0%)		$300,937,688

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  At June 30, 2024, the cost of investments for federal income tax purposes was $241,620,456. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$53,750,242
Gross unrealized depreciation	—
Net unrealized appreciation	$53,750,242

Holdings of Open Futures Contracts

On June 30, 2024, securities with an aggregate market value of $14,776,960 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2024	153	Long	$42,016,213	$42,239,475	$223,262

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,150	July 2024	56	$5,600	$49,840

Put Options Written:

The Fund had the following put options written open at June 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,605	July 2024	56	$5,600	$(10,780)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.2%)
U.S. Government Obligations (91.6%)
Discount Notes (91.6%)
Federal Home Loan Bank
4.882%, 07/10/24 (b)	$1,000,000	$998,695
5.319%, 07/31/24 (b)	15,000,000	14,934,125
5.333%, 08/07/24 (b)	5,200,000	5,171,947
Federal Home Loan Mortgage Corp., 4.780%, 07/08/24 (b)	10,000,000	9,989,772
U.S. Treasury Bill
4.357%, 07/05/24	20,000,000	19,988,320
4.952%, 07/11/24	22,000,000	21,967,978
5.168%, 07/18/24	25,000,000	24,937,958
5.268%, 07/25/24	15,000,000	14,947,349
5.330%, 08/08/24	9,000,000	8,950,205
5.353%, 08/15/24	10,000,000	9,934,500
5.358%, 08/15/24	10,000,000	9,934,444
5.377%, 08/22/24	25,000,000	24,810,597
5.384%, 09/26/24	3,000,000	2,962,307
5.388%, 09/05/24	10,000,000	9,904,135
5.412%, 09/19/24	25,000,000	24,709,311
5.416%, 09/12/24	5,000,000	4,946,822
Total U.S. government obligations (cost: $209,088,465)		209,088,465
	Shares	Value(a)
Investment Companies (8.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	19,722,268	$19,722,268
Total short-term securities (cost: $228,810,733)		228,810,733
Total investments in securities (cost: $228,810,733) (c)		228,810,733
Liabilities in excess of cash and other assets (-0.2%)		(485,085)
Total net assets (100.0%)		$228,325,648

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2024.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.6%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc. (b)	17,841	$467,077
Iridium Communications, Inc.	9,684	257,788
		724,865
Entertainment (0.4%)
TKO Group Holdings, Inc.	4,698	507,337
Warner Music Group Corp. Class A	11,293	346,131
		853,468
Interactive Media & Services (0.2%)
Ziff Davis, Inc. (b)	3,637	200,217
ZoomInfo Technologies, Inc. (b)	22,665	289,432
		489,649
Media (0.6%)
New York Times Co. Class A	13,042	667,881
Nexstar Media Group, Inc.	2,487	412,867
TEGNA, Inc.	13,527	188,566
		1,269,314
Consumer Discretionary (14.2%)
Automobile Components (1.1%)
Adient PLC (b) (c)	7,164	177,022
Autoliv, Inc.	5,776	617,974
Gentex Corp.	18,438	621,545
Goodyear Tire & Rubber Co. (b)	22,706	257,713
Lear Corp.	4,529	517,257
Visteon Corp. (b)	2,188	233,460
		2,424,971
Automobiles (0.3%)
Harley-Davidson, Inc.	9,762	327,417
Thor Industries, Inc.	4,215	393,892
		721,309
Broadline Retail (0.5%)
Macy's, Inc.	21,945	421,344
Nordstrom, Inc.	7,812	165,771
Ollie's Bargain Outlet Holdings, Inc. (b)	4,888	479,855
		1,066,970
Diversified Consumer Services (1.2%)
Duolingo, Inc. (b)	2,944	614,324
Graham Holdings Co. Class B	358	250,439
Grand Canyon Education, Inc. (b)	2,325	325,291
H&R Block, Inc.	11,128	603,471
Service Corp. International	11,613	826,033
		2,619,558
Hotels, Restaurants & Leisure (3.5%)
Aramark	20,975	713,570
Boyd Gaming Corp.	5,372	295,997
	Shares	Value(a)
Choice Hotels International, Inc.	1,901	$226,219
Churchill Downs, Inc.	5,335	744,766
Hilton Grand Vacations, Inc. (b)	5,458	220,667
Hyatt Hotels Corp. Class A	3,532	536,581
Light & Wonder, Inc. (b)	7,189	753,982
Marriott Vacations Worldwide Corp.	2,572	224,587
Planet Fitness, Inc. Class A (b)	6,962	512,334
Texas Roadhouse, Inc.	5,327	914,699
Travel & Leisure Co.	5,683	255,621
Vail Resorts, Inc.	3,028	545,434
Wendy's Co.	13,252	224,754
Wingstop, Inc.	2,339	988,602
Wyndham Hotels & Resorts, Inc.	6,426	475,524
		7,633,337
Household Durables (1.8%)
Helen of Troy Ltd. (b) (c)	1,841	170,734
KB Home	5,864	411,536
Taylor Morrison Home Corp. (b)	8,435	467,636
Tempur Sealy International, Inc.	13,847	655,517
Toll Brothers, Inc.	8,308	956,916
TopBuild Corp. (b)	2,590	997,849
Whirlpool Corp.	4,357	445,285
		4,105,473
Leisure Products (0.6%)
Brunswick Corp.	5,389	392,158
Mattel, Inc. (b)	27,444	446,239
Polaris, Inc.	4,213	329,920
YETI Holdings, Inc. (b)	6,798	259,344
		1,427,661
Specialty Retail (3.9%)
AutoNation, Inc. (b)	1,959	312,226
Burlington Stores, Inc. (b)	5,094	1,222,560
Dick's Sporting Goods, Inc.	4,644	997,763
Five Below, Inc. (b)	4,402	479,686
Floor & Decor Holdings, Inc. Class A (b)	8,535	848,464
GameStop Corp. Class A (b)	21,490	530,588
Gap, Inc.	17,278	412,772
Lithia Motors, Inc.	2,186	551,856
Murphy USA, Inc.	1,553	729,071
Penske Automotive Group, Inc.	1,547	230,534
RH (b)	1,209	295,528
Valvoline, Inc. (b)	10,277	443,966
Williams-Sonoma, Inc.	5,125	1,447,146
		8,502,160
Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd. (b) (c)	9,297	307,545
Carter's, Inc.	2,855	176,924
Columbia Sportswear Co.	2,660	210,353
Crocs, Inc. (b)	4,841	706,496
PVH Corp.	4,515	478,003
Skechers USA, Inc. Class A (b)	10,559	729,838

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Under Armour, Inc. Class A (b)	15,058	$100,437
Under Armour, Inc. Class C (b)	15,219	99,380
		2,808,976
Consumer Staples (4.5%)
Beverages (0.6%)
Boston Beer Co., Inc. Class A (b)	785	239,464
Celsius Holdings, Inc. (b)	11,897	679,200
Coca-Cola Consolidated, Inc.	420	455,700
		1,374,364
Consumer Staples Distribution & Retail (2.1%)
BJ's Wholesale Club Holdings, Inc. (b)	10,604	931,455
Casey's General Stores, Inc.	2,953	1,126,747
Performance Food Group Co. (b)	12,411	820,491
Sprouts Farmers Market, Inc. (b)	8,013	670,368
U.S. Foods Holding Corp. (b)	18,041	955,812
		4,504,873
Food Products (1.0%)
Darling Ingredients, Inc. (b)	12,743	468,305
Flowers Foods, Inc.	15,324	340,193
Ingredion, Inc.	5,202	596,669
Lancaster Colony Corp.	1,597	301,785
Pilgrim's Pride Corp. (b)	3,209	123,515
Post Holdings, Inc. (b)	4,003	416,953
		2,247,420
Personal Products (0.8%)
BellRing Brands, Inc. (b)	10,403	594,427
Coty, Inc. Class A (b)	29,071	291,291
elf Beauty, Inc. (b)	4,427	932,858
		1,818,576
Energy (5.8%)
Energy Equipment & Services (1.0%)
ChampionX Corp.	15,185	504,294
NOV, Inc.	31,547	599,708
Valaris Ltd. (b) (c)	4,957	369,297
Weatherford International PLC (b) (c)	5,781	707,883
		2,181,182
Oil, Gas & Consumable Fuels (4.8%)
Antero Midstream Corp.	27,251	401,680
Antero Resources Corp. (b)	23,232	758,060
Chesapeake Energy Corp.	8,884	730,176
Chord Energy Corp.	4,959	831,525
Civitas Resources, Inc.	7,344	506,736
CNX Resources Corp. (b)	12,222	296,995
DT Midstream, Inc.	7,745	550,127
Equitrans Midstream Corp.	34,587	448,939
HF Sinclair Corp.	11,954	637,627
Matador Resources Co.	9,255	551,598
Murphy Oil Corp.	11,560	476,735
Ovintiv, Inc.	19,853	930,510
PBF Energy, Inc. Class A	8,416	387,304
Permian Resources Corp.	40,964	661,569
Range Resources Corp.	19,351	648,839
	Shares	Value(a)
Southwestern Energy Co. (b)	87,951	$591,910
Texas Pacific Land Corp.	1,486	1,091,125
		10,501,455
Financial (15.5%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.	2,541	396,981
Carlyle Group, Inc.	17,222	691,463
Evercore, Inc. Class A	2,852	594,442
Federated Hermes, Inc.	6,401	210,465
Houlihan Lokey, Inc.	4,156	560,478
Interactive Brokers Group, Inc. Class A	8,542	1,047,249
Janus Henderson Group PLC (c)	10,238	345,123
Jefferies Financial Group, Inc.	13,529	673,203
Morningstar, Inc.	2,080	615,368
SEI Investments Co.	7,964	515,191
Stifel Financial Corp.	8,171	687,590
		6,337,553
Commercial Banks (5.0%)
Associated Banc-Corp.	11,824	250,078
Bank OZK	8,414	344,974
Cadence Bank	14,570	412,040
Columbia Banking System, Inc.	16,699	332,143
Commerce Bancshares, Inc.	9,401	524,388
Cullen/Frost Bankers, Inc.	5,112	519,533
East West Bancorp, Inc.	11,097	812,633
First Financial Bankshares, Inc.	10,253	302,771
First Horizon Corp.	43,617	687,840
FNB Corp.	28,693	392,520
Glacier Bancorp, Inc.	8,991	335,544
Hancock Whitney Corp.	6,894	329,740
Home BancShares, Inc.	14,858	355,998
International Bancshares Corp.	4,219	241,369
New York Community Bancorp, Inc.	62,185	200,236
Old National Bancorp	25,186	432,947
Pinnacle Financial Partners, Inc.	6,100	488,244
Prosperity Bancshares, Inc.	7,638	466,987
SouthState Corp.	6,076	464,328
Synovus Financial Corp.	11,679	469,379
Texas Capital Bancshares, Inc. (b)	3,720	227,441
UMB Financial Corp.	3,498	291,803
United Bankshares, Inc.	10,757	348,957
Valley National Bancorp	34,113	238,109
Webster Financial Corp.	13,677	596,180
Wintrust Financial Corp.	4,879	480,874
Zions Bancorp NA	11,776	510,725
		11,057,781
Consumer Finance (0.7%)
Ally Financial, Inc.	21,820	865,600
FirstCash Holdings, Inc.	2,932	307,508
SLM Corp.	17,524	364,324
		1,537,432

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Financial Services (1.7%)
Equitable Holdings, Inc.	24,384	$996,330
Essent Group Ltd. (c)	8,508	478,065
Euronet Worldwide, Inc. (b)	3,475	359,662
MGIC Investment Corp.	21,262	458,196
Voya Financial, Inc.	8,031	571,406
Western Union Co.	26,984	329,744
WEX, Inc. (b)	3,342	592,002
		3,785,405
Insurance (4.6%)
American Financial Group, Inc.	5,217	641,795
Brighthouse Financial, Inc. (b)	4,953	214,663
CNO Financial Group, Inc.	8,634	239,334
Erie Indemnity Co. Class A	1,989	720,814
Fidelity National Financial, Inc.	20,703	1,023,142
First American Financial Corp.	8,272	446,274
Hanover Insurance Group, Inc.	2,828	354,744
Kemper Corp.	4,800	284,784
Kinsale Capital Group, Inc.	1,820	701,210
Old Republic International Corp.	20,163	623,037
Primerica, Inc.	2,745	649,412
Reinsurance Group of America, Inc.	5,247	1,077,052
RenaissanceRe Holdings Ltd. (c)	4,218	942,765
RLI Corp.	3,198	449,927
Ryan Specialty Holdings, Inc.	8,180	473,704
Selective Insurance Group, Inc.	4,825	452,730
Unum Group	14,198	725,660
		10,021,047
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	39,914	760,761
Starwood Property Trust, Inc.	23,940	453,423
		1,214,184
Health Care (8.9%)
Biotechnology (3.1%)
Arrowhead Pharmaceuticals, Inc. (b)	9,905	257,431
BioMarin Pharmaceutical, Inc. (b)	15,144	1,246,805
Cytokinetics, Inc. (b)	9,144	495,422
Exelixis, Inc. (b)	23,232	522,023
GRAIL, Inc. (b)	1	8
Halozyme Therapeutics, Inc. (b)	10,151	531,506
Neurocrine Biosciences, Inc. (b)	8,026	1,104,939
Roivant Sciences Ltd. (b) (c)	26,994	285,327
Sarepta Therapeutics, Inc. (b)	7,510	1,186,580
United Therapeutics Corp. (b)	3,538	1,127,030
		6,757,071
Health Care Equipment & Supplies (1.7%)
Dentsply Sirona, Inc.	16,560	412,510
Enovis Corp. (b)	3,981	179,941
Envista Holdings Corp. (b)	13,707	227,947
	Shares	Value(a)
Globus Medical, Inc. Class A (b)	8,982	$615,177
Haemonetics Corp. (b)	3,995	330,506
Lantheus Holdings, Inc. (b)	5,496	441,274
LivaNova PLC (b) (c)	4,263	233,698
Masimo Corp. (b)	3,556	447,843
Neogen Corp. (b)	15,721	245,719
Penumbra, Inc. (b)	3,055	549,808
QuidelOrtho Corp. (b)	3,886	129,093
		3,813,516
Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc. (b)	7,399	499,728
Amedisys, Inc. (b)	2,564	235,375
Chemed Corp.	1,277	692,875
Encompass Health Corp.	8,030	688,894
HealthEquity, Inc. (b)	6,939	598,142
Option Care Health, Inc. (b)	13,863	384,005
Progyny, Inc. (b)	6,607	189,026
R1 RCM, Inc. (b)	15,791	198,335
Tenet Healthcare Corp. (b)	7,791	1,036,437
		4,522,817
Health Care Technology (0.1%)
Doximity, Inc. Class A (b)	9,743	272,512
Life Sciences Tools & Services (1.6%)
Azenta, Inc. (b)	4,300	226,266
Bruker Corp.	7,766	495,548
Illumina, Inc. (b)	12,705	1,326,148
Medpace Holdings, Inc. (b)	1,867	768,924
Repligen Corp. (b)	4,144	522,393
Sotera Health Co. (b)	9,933	117,905
		3,457,184
Pharmaceuticals (0.4%)
Jazz Pharmaceuticals PLC (b) (c)	5,022	535,998
Perrigo Co. PLC (c)	10,872	279,193
		815,191
Industrials (21.4%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	7,290	692,550
Curtiss-Wright Corp.	3,044	824,863
Hexcel Corp.	6,629	413,981
Woodward, Inc.	4,811	838,942
		2,770,336
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	9,525	481,013
Building Products (3.6%)
AAON, Inc.	5,442	474,760
Advanced Drainage Systems, Inc.	5,434	871,559
Carlisle Cos., Inc.	3,787	1,534,530
Fortune Brands Innovations, Inc.	9,976	647,842
Lennox International, Inc.	2,557	1,367,944
Owens Corning	6,911	1,200,579
Simpson Manufacturing Co., Inc.	3,362	566,598

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Trex Co., Inc. (b)	8,669	$642,546
UFP Industries, Inc.	4,925	551,600
		7,857,958
Commercial Services & Supplies (1.9%)
Brink's Co.	3,546	363,110
Clean Harbors, Inc. (b)	4,001	904,826
MSA Safety, Inc.	2,929	549,744
RB Global, Inc. (c)	14,652	1,118,827
Stericycle, Inc. (b)	7,400	430,162
Tetra Tech, Inc.	4,267	872,516
		4,239,185
Construction & Engineering (2.3%)
AECOM	10,857	956,936
Comfort Systems USA, Inc.	2,814	855,794
EMCOR Group, Inc.	3,749	1,368,685
Fluor Corp. (b)	13,653	594,588
MasTec, Inc. (b)	4,819	515,585
MDU Resources Group, Inc.	16,261	408,151
Valmont Industries, Inc.	1,611	442,139
		5,141,878
Electrical Equipment (1.6%)
Acuity Brands, Inc.	2,432	587,182
EnerSys	3,176	328,779
NEXTracker, Inc. Class A (b)	9,801	459,471
nVent Electric PLC (c)	13,241	1,014,393
Regal Rexnord Corp.	5,305	717,342
Sensata Technologies Holding PLC (c)	12,022	449,503
		3,556,670
Ground Transportation (1.7%)
Avis Budget Group, Inc.	1,359	142,043
Knight-Swift Transportation Holdings, Inc.	12,889	643,419
Landstar System, Inc.	2,844	524,661
Ryder System, Inc.	3,495	432,960
Saia, Inc. (b)	2,121	1,005,969
XPO, Inc. (b)	9,278	984,860
		3,733,912
Machinery (4.3%)
AGCO Corp.	4,939	483,429
Chart Industries, Inc. (b)	3,353	483,972
Crane Co.	3,920	568,322
Donaldson Co., Inc.	9,600	686,976
Esab Corp.	4,497	424,652
Flowserve Corp.	10,500	505,050
Graco, Inc.	13,489	1,069,408
ITT, Inc.	6,564	847,937
Lincoln Electric Holdings, Inc.	4,539	856,237
Middleby Corp. (b)	4,288	525,752
Oshkosh Corp.	5,216	564,371
RBC Bearings, Inc. (b)	2,361	636,950
Terex Corp.	5,367	294,326
Timken Co.	5,166	413,952
Toro Co.	8,327	778,658
Watts Water Technologies, Inc. Class A	2,219	406,898
		9,546,890
	Shares	Value(a)
Marine Transportation (0.3%)
Kirby Corp. (b)	4,649	$556,625
Professional Services (2.5%)
CACI International, Inc. Class A (b)	1,831	787,568
Concentrix Corp.	3,690	233,503
ExlService Holdings, Inc. (b)	12,955	406,269
Exponent, Inc.	4,006	381,051
FTI Consulting, Inc. (b)	2,764	595,725
Genpact Ltd. (c)	13,206	425,101
Insperity, Inc.	2,769	252,560
KBR, Inc.	10,709	686,875
ManpowerGroup, Inc.	3,804	265,519
Maximus, Inc.	4,848	415,474
Paylocity Holding Corp. (b)	3,455	455,542
Science Applications International Corp.	4,089	480,662
		5,385,849
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	3,079	597,326
Core & Main, Inc. Class A (b)	13,639	667,493
GATX Corp.	2,798	370,343
MSC Industrial Direct Co., Inc. Class A	3,613	286,547
Watsco, Inc.	2,572	1,191,453
WESCO International, Inc.	3,486	552,601
		3,665,763
Information Technology (9.2%)
Communications Equipment (0.4%)
Ciena Corp. (b)	11,533	555,660
Lumentum Holdings, Inc. (b)	5,354	272,626
		828,286
Electronic Equipment, Instruments & Components (2.5%)
Arrow Electronics, Inc. (b)	4,245	512,626
Avnet, Inc.	7,208	371,140
Belden, Inc.	3,244	304,287
Cognex Corp.	13,691	640,191
Coherent Corp. (b)	10,579	766,554
Crane NXT Co.	3,789	232,720
IPG Photonics Corp. (b)	2,289	193,169
Littelfuse, Inc.	1,977	505,302
Novanta, Inc. (b) (c)	2,832	461,928
TD SYNNEX Corp.	6,198	715,249
Vishay Intertechnology, Inc.	9,980	222,554
Vontier Corp.	12,314	470,395
		5,396,115
IT Services (0.4%)
ASGN, Inc. (b)	3,660	322,702
Kyndryl Holdings, Inc. (b)	18,352	482,841
		805,543
Semiconductors & Semiconductor Equipment (2.7%)
Allegro MicroSystems, Inc. (b)	5,699	160,940
Amkor Technology, Inc.	8,246	330,005
Cirrus Logic, Inc. (b)	4,301	549,066
Lattice Semiconductor Corp. (b)	10,970	636,150

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
MACOM Technology Solutions Holdings, Inc. (b)	4,366	$486,678
MKS Instruments, Inc.	5,014	654,728
Onto Innovation, Inc. (b)	3,930	862,871
Power Integrations, Inc.	4,527	317,750
Rambus, Inc. (b)	8,596	505,101
Silicon Laboratories, Inc. (b)	2,498	276,354
Synaptics, Inc. (b)	3,147	277,565
Universal Display Corp.	3,481	731,880
Wolfspeed, Inc. (b)	10,037	228,442
		6,017,530
Software (2.5%)
Altair Engineering, Inc. Class A (b)	4,542	445,479
Appfolio, Inc. Class A (b)	1,680	410,878
Aspen Technology, Inc. (b)	2,202	437,383
Blackbaud, Inc. (b)	3,223	245,496
CommVault Systems, Inc. (b)	3,416	415,283
Dolby Laboratories, Inc. Class A	4,739	375,471
Dropbox, Inc. Class A (b)	19,273	433,064
Dynatrace, Inc. (b)	19,185	858,337
Manhattan Associates, Inc. (b)	4,911	1,211,446
Qualys, Inc. (b)	2,909	414,823
Teradata Corp. (b)	7,712	266,527
		5,514,187
Technology Hardware Storage & Peripherals (0.7%)
Pure Storage, Inc. Class A (b)	24,325	1,561,908
Materials (6.3%)
Chemicals (2.1%)
Arcadium Lithium PLC (b) (c)	82,325	276,612
Ashland, Inc.	3,998	377,771
Avient Corp.	7,278	317,685
Axalta Coating Systems Ltd. (b) (c)	17,598	601,324
Cabot Corp.	4,407	404,959
Chemours Co.	11,875	268,019
NewMarket Corp.	528	272,221
Olin Corp.	9,524	449,057
RPM International, Inc.	10,269	1,105,766
Scotts Miracle-Gro Co.	3,319	215,934
Westlake Corp.	2,503	362,484
		4,651,832
Construction Materials (0.4%)
Eagle Materials, Inc.	2,748	597,580
Knife River Corp. (b)	4,502	315,770
		913,350
Containers & Packaging (1.6%)
AptarGroup, Inc.	5,285	744,181
Berry Global Group, Inc.	9,124	536,947
Crown Holdings, Inc.	9,516	707,895
Graphic Packaging Holding Co.	24,509	642,381
Greif, Inc. Class A	2,025	116,377
Silgan Holdings, Inc.	6,472	273,960
Sonoco Products Co.	7,836	397,442
		3,419,183
	Shares	Value(a)
Metals & Mining (2.0%)
Alcoa Corp.	14,321	$569,689
Cleveland-Cliffs, Inc. (b)	37,923	583,635
Commercial Metals Co.	9,228	507,448
MP Materials Corp. (b)	10,680	135,956
Reliance, Inc.	4,580	1,308,048
Royal Gold, Inc.	5,242	656,089
U.S. Steel Corp.	17,844	674,503
		4,435,368
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,087	418,813
Real Estate (6.8%)
Diversified REITs (0.4%)
WP Carey, Inc.	17,453	960,788
Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	30,191	497,548
Omega Healthcare Investors, Inc.	19,708	674,999
Sabra Health Care REIT, Inc.	18,463	284,330
		1,456,877
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	16,796	251,604
Industrial REITs (1.1%)
EastGroup Properties, Inc.	3,833	651,993
First Industrial Realty Trust, Inc.	10,555	501,468
Rexford Industrial Realty, Inc.	17,331	772,789
STAG Industrial, Inc.	14,522	523,664
		2,449,914
Office REITs (0.5%)
COPT Defense Properties	8,965	224,394
Cousins Properties, Inc.	12,128	280,763
Kilroy Realty Corp.	8,518	265,506
Vornado Realty Trust	12,761	335,487
		1,106,150
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,793	778,627
Residential REITs (1.0%)
American Homes 4 Rent Class A	25,666	953,748
Equity LifeStyle Properties, Inc.	14,874	968,744
Independence Realty Trust, Inc.	17,919	335,802
		2,258,294
Retail REITs (0.9%)
Agree Realty Corp.	8,007	495,953
Brixmor Property Group, Inc.	24,031	554,876
Kite Realty Group Trust	17,515	391,986
NNN REIT, Inc.	14,623	622,940
		2,065,755

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Specialized REITs (1.7%)
CubeSmart	17,943	$810,485
EPR Properties	6,035	253,349
Gaming & Leisure Properties, Inc.	21,654	978,978
Lamar Advertising Co. Class A	7,004	837,188
National Storage Affiliates Trust	5,558	229,101
PotlatchDeltic Corp.	6,341	249,772
Rayonier, Inc.	10,924	317,779
		3,676,652
Utilities (2.5%)
Electric Utilities (0.8%)
ALLETE, Inc.	4,561	284,378
IDACORP, Inc.	3,987	371,389
OGE Energy Corp.	15,995	571,022
PNM Resources, Inc.	7,194	265,890
Portland General Electric Co.	8,187	354,006
		1,846,685
Gas Utilities (0.9%)
National Fuel Gas Co.	7,331	397,267
New Jersey Resources Corp.	7,881	336,834
ONE Gas, Inc.	4,496	287,070
Southwest Gas Holdings, Inc.	4,785	336,768
Spire, Inc.	4,521	274,560
UGI Corp.	16,719	382,865
		2,015,364
Independent Power And Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	4,242	304,151
	Shares/ Principal	Value(a)
Multi-Utilities (0.3%)
Black Hills Corp.	5,484	$298,220
Northwestern Energy Group, Inc.	4,885	244,641
		542,861
Water Utilities (0.4%)
Essential Utilities, Inc.	20,070	749,213
Total common stocks (cost: $150,496,123)		212,228,403
Mutual Funds (0.2%)
Investment Companies (0.2%)
SPDR S&P MidCap 400 ETF Trust (d)	7,500	384,750
Total mutual funds (cost: $387,208)		384,750
Short-Term Securities (3.0%)
Investment Companies (2.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	5,657,235	5,657,235
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Note, 3.875%, 04/30/25 (e)	$1,000,000	989,463
Total short-term securities (cost: $6,647,153)		6,646,698
Total investments in securities (cost: $157,530,484) (f)		219,259,851
Cash and other assets in excess of liabilities (0.2%)		410,516
Total net assets (100.0%)		$219,670,367

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 4.2% of net assets in foreign securities at June 30, 2024.

(d)  Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

(f)  At June 30, 2024 the cost of investments for federal income tax purposes was $157,632,461. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$72,609,664
Gross unrealized depreciation	(10,975,353)
Net unrealized appreciation	$61,634,311

Holdings of Open Futures Contracts

On June 30, 2024, securities with an aggregate market value of $989,463 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2024	24	Long	$7,092,519	$7,099,440	$6,921

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Communication Services (9.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	209,321	$4,000,124
Verizon Communications, Inc.	122,882	5,067,654
		9,067,778
Entertainment (1.2%)
Electronic Arts, Inc.	7,085	987,153
Live Nation Entertainment, Inc. (b)	4,155	389,490
Netflix, Inc. (b)	12,580	8,489,991
Take-Two Interactive Software, Inc. (b)	4,604	715,876
Walt Disney Co.	53,220	5,284,214
Warner Bros Discovery, Inc. (b)	65,094	484,299
		16,351,023
Interactive Media & Services (6.5%)
Alphabet, Inc. Class A	171,481	31,235,264
Alphabet, Inc. Class C	142,661	26,166,880
Match Group, Inc. (b)	7,755	235,597
Meta Platforms, Inc. Class A	63,976	32,257,979
		89,895,720
Media (0.5%)
Charter Communications, Inc. Class A (b)	2,817	842,170
Comcast Corp. Class A	114,268	4,474,735
Fox Corp. Class A	6,748	231,929
Fox Corp. Class B	3,851	123,309
Interpublic Group of Cos., Inc.	11,018	320,514
News Corp. Class A	11,070	305,200
News Corp. Class B	3,293	93,488
Omnicom Group, Inc.	5,661	507,792
Paramount Global Class B	14,432	149,948
		7,049,085
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	15,052	2,651,861
Consumer Discretionary (9.6%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	7,942	559,276
BorgWarner, Inc.	6,651	214,428
		773,704
Automobiles (1.4%)
Ford Motor Co.	114,481	1,435,592
General Motors Co.	33,308	1,547,489
Tesla, Inc. (b)	81,000	16,028,280
		19,011,361
Broadline Retail (3.8%)
Amazon.com, Inc. (b)	267,348	51,665,001
eBay, Inc.	14,771	793,498
Etsy, Inc. (b)	3,413	201,299
		52,659,798
	Shares	Value(a)
Distributors (0.1%)
Genuine Parts Co.	4,010	$554,663
LKQ Corp.	7,731	321,533
Pool Corp.	1,070	328,843
		1,205,039
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc. Class A (b)	12,864	1,950,568
Booking Holdings, Inc.	991	3,925,846
Caesars Entertainment, Inc. (b)	6,234	247,739
Carnival Corp. (b) (c)	29,487	551,997
Chipotle Mexican Grill, Inc. (b)	40,500	2,537,325
Darden Restaurants, Inc.	3,438	520,238
Domino's Pizza, Inc.	1,070	552,473
Expedia Group, Inc. (b)	3,706	466,919
Hilton Worldwide Holdings, Inc.	7,299	1,592,642
Las Vegas Sands Corp.	10,657	471,572
Marriott International, Inc. Class A	7,004	1,693,357
McDonald's Corp.	21,039	5,361,579
MGM Resorts International (b)	7,325	325,523
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,460	234,123
Royal Caribbean Cruises Ltd. (b) (c)	6,874	1,095,922
Starbucks Corp.	33,067	2,574,266
Wynn Resorts Ltd.	2,707	242,277
Yum! Brands, Inc.	8,174	1,082,728
		25,427,094
Household Durables (0.3%)
DR Horton, Inc.	8,652	1,219,326
Garmin Ltd. (c)	4,429	721,573
Lennar Corp. Class A	7,148	1,071,271
Mohawk Industries, Inc. (b)	1,513	171,861
NVR, Inc. (b)	100	758,856
PulteGroup, Inc.	6,140	676,014
		4,618,901
Leisure Products (0.0%)
Hasbro, Inc.	3,750	219,375
Specialty Retail (1.8%)
AutoZone, Inc. (b)	511	1,514,655
Bath & Body Works, Inc.	6,529	254,957
Best Buy Co., Inc.	5,554	468,147
CarMax, Inc. (b)	4,556	334,137
Home Depot, Inc.	28,932	9,959,552
Lowe's Cos., Inc.	16,704	3,682,564
O'Reilly Automotive, Inc. (b)	1,745	1,842,825
Ross Stores, Inc.	9,788	1,422,392
TJX Cos., Inc.	33,061	3,640,016
Tractor Supply Co.	3,109	839,430
Ulta Beauty, Inc. (b)	1,378	531,729
		24,490,404
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	758	733,706
Lululemon Athletica, Inc. (b)	3,370	1,006,619
NIKE, Inc. Class B	35,366	2,665,536

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Ralph Lauren Corp.	1,133	$198,343
Tapestry, Inc.	6,628	283,612
		4,887,816
Consumer Staples (5.6%)
Beverages (1.3%)
Brown-Forman Corp. Class B	5,225	225,668
Coca-Cola Co.	113,187	7,204,352
Constellation Brands, Inc. Class A	4,705	1,210,502
Keurig Dr Pepper, Inc.	30,471	1,017,731
Molson Coors Beverage Co. Class B	5,308	269,806
Monster Beverage Corp. (b)	20,706	1,034,265
PepsiCo, Inc.	40,134	6,619,301
		17,581,625
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	12,948	11,005,670
Dollar General Corp.	6,343	838,735
Dollar Tree, Inc. (b)	6,013	642,008
Kroger Co.	19,449	971,089
Sysco Corp.	14,537	1,037,796
Target Corp.	13,505	1,999,280
Walgreens Boots Alliance, Inc.	20,903	252,822
Walmart, Inc.	124,705	8,443,776
		25,191,176
Food Products (0.7%)
Archer-Daniels-Midland Co.	14,434	872,535
Bunge Global SA (c)	4,131	441,067
Campbell Soup Co.	5,689	257,086
Conagra Brands, Inc.	13,956	396,630
General Mills, Inc.	16,481	1,042,588
Hershey Co.	4,265	784,035
Hormel Foods Corp.	8,384	255,628
J M Smucker Co.	3,085	336,388
Kellanova	7,612	439,060
Kraft Heinz Co.	23,042	742,413
Lamb Weston Holdings, Inc.	4,117	346,157
McCormick & Co., Inc.	7,316	518,997
Mondelez International, Inc. Class A	39,158	2,562,500
Tyson Foods, Inc. Class A	8,290	473,691
		9,468,775
Household Products (1.2%)
Church & Dwight Co., Inc.	7,106	736,750
Clorox Co.	3,620	494,021
Colgate-Palmolive Co.	23,951	2,324,205
Kimberly-Clark Corp.	9,829	1,358,368
Procter & Gamble Co.	68,900	11,362,988
		16,276,332
Personal Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,731	716,178
Kenvue, Inc.	55,899	1,016,244
		1,732,422
Tobacco (0.5%)
Altria Group, Inc.	50,143	2,284,014
	Shares	Value(a)
Philip Morris International, Inc.	45,382	$4,598,558
		6,882,572
Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	29,134	1,024,643
Halliburton Co.	25,844	873,010
Schlumberger NV (c)	41,727	1,968,680
		3,866,333
Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	10,511	309,444
Chevron Corp.	50,036	7,826,631
ConocoPhillips	34,142	3,905,162
Coterra Energy, Inc.	21,726	579,432
Devon Energy Corp.	18,450	874,530
Diamondback Energy, Inc.	5,164	1,033,781
EOG Resources, Inc.	16,777	2,111,721
EQT Corp.	12,891	476,709
Exxon Mobil Corp.	130,959	15,076,000
Hess Corp.	8,030	1,184,586
Kinder Morgan, Inc.	56,368	1,120,032
Marathon Oil Corp.	16,466	472,080
Marathon Petroleum Corp.	10,285	1,784,242
Occidental Petroleum Corp.	19,340	1,219,000
ONEOK, Inc.	17,038	1,389,449
Phillips 66	12,376	1,747,120
Targa Resources Corp.	6,415	826,124
Valero Energy Corp.	9,546	1,496,431
Williams Cos., Inc.	35,579	1,512,108
		44,944,582
Financial (12.0%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	2,960	1,264,482
Bank of New York Mellon Corp.	21,831	1,307,459
BlackRock, Inc.	4,113	3,238,247
Blackstone, Inc.	20,862	2,582,716
Cboe Global Markets, Inc.	3,054	519,363
Charles Schwab Corp.	43,583	3,211,631
CME Group, Inc.	10,511	2,066,463
FactSet Research Systems, Inc.	1,121	457,671
Franklin Resources, Inc.	8,754	195,652
Goldman Sachs Group, Inc.	9,414	4,258,140
Intercontinental Exchange, Inc.	16,744	2,292,086
Invesco Ltd. (c)	13,132	196,455
KKR & Co., Inc.	19,429	2,044,708
MarketAxess Holdings, Inc.	1,069	214,366
Moody's Corp.	4,607	1,939,224
Morgan Stanley	36,531	3,550,448
MSCI, Inc.	2,336	1,125,368
Nasdaq, Inc.	11,108	669,368
Northern Trust Corp.	5,953	499,933
Raymond James Financial, Inc.	5,442	672,686
S&P Global, Inc.	9,345	4,167,870
State Street Corp.	8,794	650,756
T Rowe Price Group, Inc.	6,509	750,553
		37,875,645

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Banks (3.1%)
Bank of America Corp.	198,623	$7,899,237
Citigroup, Inc.	55,684	3,533,707
Citizens Financial Group, Inc.	13,283	478,586
Fifth Third Bancorp	19,969	728,669
Huntington Bancshares, Inc.	42,308	557,619
JPMorgan Chase & Co.	83,833	16,956,063
KeyCorp	27,525	391,130
M&T Bank Corp.	4,829	730,917
PNC Financial Services Group, Inc.	11,616	1,806,056
Regions Financial Corp.	26,736	535,789
Truist Financial Corp.	39,063	1,517,598
U.S. Bancorp	45,555	1,808,534
Wells Fargo & Co.	101,777	6,044,536
		42,988,441
Consumer Finance (0.5%)
American Express Co.	16,589	3,841,183
Capital One Financial Corp.	11,135	1,541,641
Discover Financial Services	7,302	955,174
Synchrony Financial	11,722	553,161
		6,891,159
Financial Services (3.7%)
Berkshire Hathaway, Inc. Class B (b)	52,851	21,499,787
Corpay, Inc. (b)	1,994	531,221
Fidelity National Information Services, Inc.	16,238	1,223,696
Fiserv, Inc. (b)	17,081	2,545,752
Global Payments, Inc.	7,451	720,512
Jack Henry & Associates, Inc.	2,088	346,650
Mastercard, Inc. Class A	23,968	10,573,723
PayPal Holdings, Inc. (b)	30,537	1,772,062
Visa, Inc. Class A	45,955	12,061,809
		51,275,212
Insurance (2.0%)
Aflac, Inc.	15,095	1,348,134
Allstate Corp.	7,692	1,228,105
American International Group, Inc.	19,374	1,438,326
Aon PLC Class A (c)	6,347	1,863,352
Arch Capital Group Ltd. (b) (c)	10,858	1,095,464
Arthur J Gallagher & Co.	6,395	1,658,287
Assurant, Inc.	1,455	241,894
Brown & Brown, Inc.	6,838	611,386
Chubb Ltd. (c)	11,854	3,023,718
Cincinnati Financial Corp.	4,477	528,734
Everest Group Ltd. (c)	1,252	477,037
Globe Life, Inc.	2,374	195,333
Hartford Financial Services Group, Inc.	8,634	868,062
Loews Corp.	5,250	392,385
Marsh & McLennan Cos., Inc.	14,384	3,030,996
MetLife, Inc.	17,438	1,223,973
Principal Financial Group, Inc.	6,295	493,843
Progressive Corp.	17,098	3,551,425
Prudential Financial, Inc.	10,480	1,228,151
Travelers Cos., Inc.	6,640	1,350,178
	Shares	Value(a)
W R Berkley Corp.	5,829	$458,043
Willis Towers Watson PLC (c)	2,921	765,711
		27,072,537
Health Care (11.3%)
Biotechnology (1.8%)
AbbVie, Inc.	51,551	8,842,027
Amgen, Inc.	15,660	4,892,967
Biogen, Inc. (b)	4,245	984,076
Gilead Sciences, Inc.	36,370	2,495,346
Incyte Corp. (b)	5,414	328,197
Moderna, Inc. (b)	9,683	1,149,856
Regeneron Pharmaceuticals, Inc. (b)	3,121	3,280,264
Vertex Pharmaceuticals, Inc. (b)	7,512	3,521,025
		25,493,758
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	50,785	5,277,069
Align Technology, Inc. (b)	2,032	490,586
Baxter International, Inc.	14,876	497,602
Becton Dickinson & Co.	8,433	1,970,876
Boston Scientific Corp. (b)	42,919	3,305,192
Cooper Cos., Inc.	5,764	503,197
Dexcom, Inc. (b)	11,609	1,316,228
Edwards Lifesciences Corp. (b)	17,591	1,624,881
GE HealthCare Technologies, Inc.	12,392	965,585
Hologic, Inc. (b)	6,813	505,865
IDEXX Laboratories, Inc. (b)	2,388	1,163,434
Insulet Corp. (b)	2,003	404,205
Intuitive Surgical, Inc. (b)	10,407	4,629,554
Medtronic PLC (c)	38,763	3,051,036
ResMed, Inc.	4,306	824,255
Solventum Corp. (b)	3,981	210,515
STERIS PLC (c)	2,875	631,177
Stryker Corp.	9,888	3,364,392
Teleflex, Inc.	1,354	284,787
Zimmer Biomet Holdings, Inc.	6,005	651,723
		31,672,159
Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	7,084	696,499
Cencora, Inc.	4,790	1,079,187
Centene Corp. (b)	15,579	1,032,888
Cigna Group	8,293	2,741,417
CVS Health Corp.	36,648	2,164,431
DaVita, Inc. (b)	1,477	204,668
Elevance Health, Inc.	6,785	3,676,520
HCA Healthcare, Inc.	5,658	1,817,802
Henry Schein, Inc. (b)	3,672	235,375
Humana, Inc.	3,510	1,311,512
Labcorp Holdings, Inc.	2,444	497,378
McKesson Corp.	3,782	2,208,839
Molina Healthcare, Inc. (b)	1,740	517,302
Quest Diagnostics, Inc.	3,161	432,678
UnitedHealth Group, Inc.	26,869	13,683,307
Universal Health Services, Inc. Class B	1,699	314,196
		32,613,999

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	8,491	$1,100,688
Bio-Rad Laboratories, Inc. Class A (b)	592	161,681
Bio-Techne Corp.	4,580	328,157
Charles River Laboratories International, Inc. (b)	1,510	311,936
Danaher Corp.	19,244	4,808,113
IQVIA Holdings, Inc. (b)	5,290	1,118,518
Mettler-Toledo International, Inc. (b)	669	934,988
Revvity, Inc.	3,558	373,092
Thermo Fisher Scientific, Inc.	11,144	6,162,632
Waters Corp. (b)	1,744	505,969
West Pharmaceutical Services, Inc.	2,127	700,613
		16,506,387
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	59,177	2,457,621
Catalent, Inc. (b)	5,237	294,477
Eli Lilly & Co.	23,307	21,101,692
Johnson & Johnson	70,259	10,269,055
Merck & Co., Inc.	73,941	9,153,896
Pfizer, Inc.	165,426	4,628,619
Viatris, Inc.	34,759	369,488
Zoetis, Inc.	13,320	2,309,155
		50,584,003
Industrials (7.8%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc. (b)	2,040	600,250
Boeing Co. (b)	16,820	3,061,408
General Dynamics Corp.	6,637	1,925,659
General Electric Co.	31,955	5,079,886
Howmet Aerospace, Inc.	11,320	878,772
Huntington Ingalls Industries, Inc.	1,089	268,253
L3Harris Technologies, Inc.	5,531	1,242,152
Lockheed Martin Corp.	6,234	2,911,901
Northrop Grumman Corp.	4,043	1,762,546
RTX Corp.	38,812	3,896,337
Textron, Inc.	5,567	477,983
TransDigm Group, Inc.	1,669	2,132,331
		24,237,478
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,350	295,202
Expeditors International of Washington, Inc.	4,123	514,509
FedEx Corp.	6,609	1,981,642
United Parcel Service, Inc. Class B	21,262	2,909,705
		5,701,058
Building Products (0.5%)
A O Smith Corp.	3,450	282,141
Allegion PLC (c)	2,454	289,940
Builders FirstSource, Inc. (b)	3,498	484,158
Carrier Global Corp.	24,462	1,543,063
Johnson Controls International PLC (c)	19,666	1,307,199
	Shares	Value(a)
Masco Corp.	6,391	$426,088
Trane Technologies PLC (c)	6,608	2,173,570
		6,506,159
Commercial Services & Supplies (0.6%)
Cintas Corp.	2,590	1,813,673
Copart, Inc. (b)	25,542	1,383,355
Republic Services, Inc.	5,916	1,149,715
Rollins, Inc.	8,133	396,809
Veralto Corp.	6,375	608,621
Waste Management, Inc.	10,655	2,273,138
		7,625,311
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,302	1,093,095
Electrical Equipment (0.7%)
AMETEK, Inc.	6,717	1,119,791
Eaton Corp. PLC (c)	11,671	3,659,442
Emerson Electric Co.	16,701	1,839,782
GE Vernova, Inc. (b)	7,936	1,361,103
Generac Holdings, Inc. (b)	1,718	227,154
Hubbell, Inc.	1,610	588,423
Rockwell Automation, Inc.	3,313	912,003
		9,707,698
Ground Transportation (0.9%)
CSX Corp.	57,070	1,908,991
JB Hunt Transport Services, Inc.	2,371	379,360
Norfolk Southern Corp.	6,572	1,410,943
Old Dominion Freight Line, Inc.	5,186	915,848
Uber Technologies, Inc. (b)	61,000	4,433,480
Union Pacific Corp.	17,811	4,029,917
		13,078,539
Industrial Conglomerates (0.4%)
3M Co.	16,154	1,650,777
Honeywell International, Inc.	19,010	4,059,396
		5,710,173
Machinery (1.5%)
Caterpillar, Inc.	14,277	4,755,669
Cummins, Inc.	4,030	1,116,028
Deere & Co.	7,557	2,823,522
Dover Corp.	3,980	718,191
Fortive Corp.	10,244	759,080
IDEX Corp.	2,149	432,379
Illinois Tool Works, Inc.	7,927	1,878,382
Ingersoll Rand, Inc.	11,777	1,069,823
Nordson Corp.	1,610	373,423
Otis Worldwide Corp.	11,803	1,136,157
PACCAR, Inc.	15,301	1,575,085
Parker-Hannifin Corp.	3,793	1,918,537
Pentair PLC (c)	4,770	365,716
Snap-on, Inc.	1,555	406,461
Stanley Black & Decker, Inc.	4,443	354,951
Westinghouse Air Brake Technologies Corp.	5,095	805,265
Xylem, Inc.	7,047	955,785
		21,444,454

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Passenger Airlines (0.1%)
American Airlines Group, Inc. (b)	19,153	$217,004
Delta Air Lines, Inc.	18,814	892,536
Southwest Airlines Co.	17,470	499,817
United Airlines Holdings, Inc. (b)	9,578	466,065
		2,075,422
Professional Services (0.6%)
Automatic Data Processing, Inc.	11,948	2,851,868
Broadridge Financial Solutions, Inc.	3,441	677,877
Dayforce, Inc. (b)	4,600	228,160
Equifax, Inc.	3,563	863,885
Jacobs Solutions, Inc.	3,607	503,934
Leidos Holdings, Inc.	3,947	575,788
Paychex, Inc.	9,352	1,108,773
Paycom Software, Inc.	1,340	191,674
Verisk Analytics, Inc.	4,165	1,122,676
		8,124,635
Trading Companies & Distributors (0.3%)
Fastenal Co.	16,714	1,050,308
United Rentals, Inc.	1,985	1,283,759
WW Grainger, Inc.	1,277	1,152,160
		3,486,227
Information Technology (31.3%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	7,443	2,608,623
Cisco Systems, Inc.	118,209	5,616,109
F5, Inc. (b)	1,621	279,185
Juniper Networks, Inc.	9,406	342,943
Motorola Solutions, Inc.	4,845	1,870,412
		10,717,272
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	35,067	2,362,464
CDW Corp.	3,927	879,020
Corning, Inc.	22,506	874,358
Jabil, Inc.	3,520	382,941
Keysight Technologies, Inc. (b)	5,059	691,818
TE Connectivity Ltd. (c)	8,939	1,344,694
Teledyne Technologies, Inc. (b)	1,368	530,756
Trimble, Inc. (b)	7,129	398,654
Zebra Technologies Corp. Class A (b)	1,510	466,484
		7,931,189
IT Services (1.0%)
Accenture PLC Class A (c)	18,355	5,569,091
Akamai Technologies, Inc. (b)	4,414	397,613
Cognizant Technology Solutions Corp. Class A	14,514	986,952
EPAM Systems, Inc. (b)	1,689	317,718
Gartner, Inc. (b)	2,311	1,037,778
GoDaddy, Inc. Class A (b)	4,114	574,767
International Business Machines Corp.	26,817	4,638,000
	Shares	Value(a)
VeriSign, Inc. (b)	2,488	$442,366
		13,964,285
Semiconductors & Semiconductor Equipment (11.6%)
Advanced Micro Devices, Inc. (b)	47,185	7,653,879
Analog Devices, Inc.	14,477	3,304,520
Applied Materials, Inc.	24,256	5,724,173
Broadcom, Inc.	12,717	20,417,525
Enphase Energy, Inc. (b)	3,922	391,063
First Solar, Inc. (b)	3,106	700,279
Intel Corp.	124,276	3,848,828
KLA Corp.	3,931	3,241,149
Lam Research Corp.	3,873	4,124,164
Microchip Technology, Inc.	15,775	1,443,412
Micron Technology, Inc.	32,327	4,251,970
Monolithic Power Systems, Inc.	1,410	1,158,569
NVIDIA Corp.	718,108	88,715,062
NXP Semiconductors NV (c)	7,464	2,008,488
ON Semiconductor Corp. (b)	12,521	858,315
Qorvo, Inc. (b)	2,759	320,154
QUALCOMM, Inc.	32,638	6,500,837
Skyworks Solutions, Inc.	4,648	495,384
Teradyne, Inc.	4,464	661,967
Texas Instruments, Inc.	26,580	5,170,607
		160,990,345
Software (10.6%)
Adobe, Inc. (b)	13,079	7,265,908
ANSYS, Inc. (b)	2,527	812,431
Autodesk, Inc. (b)	6,204	1,535,180
Cadence Design Systems, Inc. (b)	7,936	2,442,304
Crowdstrike Holdings, Inc. Class A (b)	6,734	2,580,401
Fair Isaac Corp. (b)	762	1,134,359
Fortinet, Inc. (b)	18,510	1,115,598
Gen Digital, Inc.	16,085	401,803
Intuit, Inc.	8,169	5,368,748
Microsoft Corp.	216,974	96,976,529
Oracle Corp.	46,538	6,571,166
Palo Alto Networks, Inc. (b)	9,432	3,197,542
PTC, Inc. (b)	3,467	629,850
Roper Technologies, Inc.	3,155	1,778,347
Salesforce, Inc.	28,354	7,289,813
ServiceNow, Inc. (b)	6,055	4,763,287
Synopsys, Inc. (b)	4,446	2,645,637
Tyler Technologies, Inc. (b)	1,286	646,575
		147,155,478
Technology Hardware Storage & Peripherals (6.7%)
Apple, Inc. (d)	420,794	88,627,632
Hewlett Packard Enterprise Co.	37,951	803,423
HP, Inc.	25,195	882,329
NetApp, Inc.	5,985	770,868
Seagate Technology Holdings PLC (c)	5,682	586,780
Super Micro Computer, Inc. (b)	1,488	1,219,193
Western Digital Corp. (b)	9,477	718,072
		93,608,297

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Materials (2.1%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	6,444	$1,662,874
Albemarle Corp.	3,392	324,004
Celanese Corp.	2,891	389,967
CF Industries Holdings, Inc.	5,336	395,504
Corteva, Inc.	20,347	1,097,517
Dow, Inc.	20,528	1,089,010
DuPont de Nemours, Inc.	12,205	982,381
Eastman Chemical Co.	3,385	331,629
Ecolab, Inc.	7,395	1,760,010
FMC Corp.	3,606	207,525
International Flavors & Fragrances, Inc.	7,403	704,840
Linde PLC (c)	14,034	6,158,260
LyondellBasell Industries NV Class A (c)	7,432	710,945
Mosaic Co.	9,382	271,140
PPG Industries, Inc.	6,825	859,199
Sherwin-Williams Co.	6,810	2,032,308
		18,977,113
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,799	974,698
Vulcan Materials Co.	3,847	956,672
		1,931,370
Containers & Packaging (0.2%)
Amcor PLC (c)	42,194	412,657
Avery Dennison Corp.	2,330	509,454
Ball Corp.	9,060	543,781
International Paper Co.	10,086	435,211
Packaging Corp. of America	2,582	471,370
Westrock Co.	7,510	377,453
		2,749,926
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	41,935	2,038,041
Newmont Corp.	33,664	1,409,512
Nucor Corp.	6,999	1,106,402
Steel Dynamics, Inc.	4,312	558,404
		5,112,359
Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,569	534,436
Healthpeak Properties, Inc.	20,545	402,682
Ventas, Inc.	11,777	603,689
Welltower, Inc.	17,455	1,819,684
		3,360,491
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	20,582	370,064
Industrial REITs (0.2%)
Prologis, Inc.	27,028	3,035,515
Office REITs (0.0%)
Boston Properties, Inc.	4,210	259,168
	Shares	Value(a)
Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,783	$782,653
CoStar Group, Inc. (b)	11,920	883,749
		1,666,402
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,141	856,731
Camden Property Trust	3,034	331,040
Equity Residential	10,067	698,046
Essex Property Trust, Inc.	1,910	519,902
Invitation Homes, Inc.	16,809	603,275
Mid-America Apartment Communities, Inc.	3,337	475,889
UDR, Inc.	8,799	362,079
		3,846,962
Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	210,523
Kimco Realty Corp.	19,482	379,120
Realty Income Corp.	25,420	1,342,684
Regency Centers Corp.	4,791	298,000
Simon Property Group, Inc.	9,515	1,444,377
		3,674,704
Specialized REITs (0.9%)
American Tower Corp.	13,632	2,649,788
Crown Castle, Inc.	12,685	1,239,324
Digital Realty Trust, Inc.	9,435	1,434,592
Equinix, Inc.	2,752	2,082,163
Extra Space Storage, Inc.	6,106	948,933
Iron Mountain, Inc.	8,524	763,921
Public Storage	4,641	1,334,984
SBA Communications Corp.	3,134	615,204
VICI Properties, Inc.	30,454	872,203
Weyerhaeuser Co.	21,282	604,196
		12,545,308
Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	7,437	378,543
American Electric Power Co., Inc.	15,388	1,350,143
Constellation Energy Corp.	9,203	1,843,085
Duke Energy Corp.	22,530	2,258,182
Edison International	11,229	806,355
Entergy Corp.	6,211	664,577
Evergy, Inc.	6,650	352,251
Eversource Energy	10,217	579,406
Exelon Corp.	29,194	1,010,404
FirstEnergy Corp.	15,121	578,681
NextEra Energy, Inc.	59,978	4,247,042
NRG Energy, Inc.	6,086	473,856
PG&E Corp.	62,387	1,089,277
Pinnacle West Capital Corp.	3,292	251,443
PPL Corp.	21,537	595,498
Southern Co.	31,920	2,476,034
Xcel Energy, Inc.	16,198	865,135
		19,819,912
Gas Utilities (0.0%)
Atmos Energy Corp.	4,356	508,127

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	20,746	$364,507
Vistra Corp.	9,534	819,733
		1,184,240
Multi-Utilities (0.6%)
Ameren Corp.	7,762	551,956
CenterPoint Energy, Inc.	18,644	577,591
CMS Energy Corp.	8,670	516,125
Consolidated Edison, Inc.	10,053	898,939
Dominion Energy, Inc.	24,470	1,199,030
DTE Energy Co.	5,949	660,399
NiSource, Inc.	13,087	377,037
Public Service Enterprise Group, Inc.	14,540	1,071,598
Sempra	18,474	1,405,132
WEC Energy Group, Inc.	9,165	719,086
		7,976,893
	Shares	Value(a)
Water Utilities (0.1%)
American Water Works Co., Inc.	5,642	$728,721
Total common stocks (cost: $370,515,363)		1,338,130,466
Short-Term Securities (3.5%)
Investment Companies (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	48,423,447	48,423,447
Total short-term securities (cost: $48,423,447)		48,423,447
Total investments in securities (cost: $418,938,810) (e)		1,386,553,913
Cash and other assets in excess of liabilities (0.0%)		61,405
Total net assets (100.0%)		$1,386,615,318

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.0% of net assets in foreign securities at June 30, 2024.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2024, the cost of investments for federal income tax purposes was $421,590,683. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$983,877,197
Gross unrealized depreciation	(18,419,540)
Net unrealized appreciation	$965,457,657

Holdings of Open Futures Contracts

On June 30, 2024, securities with an aggregate market value of $29,486,800 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2024	172	Long	$46,990,473	$47,484,900	$494,427

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.1%)
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (2.3%)
Boyd Gaming Corp.	24,739	$1,363,119
Caesars Entertainment, Inc. (b)	32,967	1,310,108
		2,673,227
Real Estate (94.8%)
Diversified REITs (0.9%)
WP Carey, Inc.	19,629	1,080,577
Health Care REITs (12.4%)
Healthcare Realty Trust, Inc.	186,178	3,068,213
Healthpeak Properties, Inc.	64,088	1,256,125
Omega Healthcare Investors, Inc.	16,343	559,748
Welltower, Inc.	93,971	9,796,477
		14,680,563
Hotels & Resort REITs (0.9%)
Host Hotels & Resorts, Inc.	61,793	1,111,038
Industrial REITs (9.2%)
Americold Realty Trust, Inc.	73,535	1,878,084
Prologis, Inc.	79,492	8,927,746
		10,805,830
Office REITs (1.7%)
Highwoods Properties, Inc.	76,500	2,009,655
Residential REITs (17.3%)
American Homes 4 Rent Class A	53,704	1,995,640
Camden Property Trust	17,110	1,866,872
Equity LifeStyle Properties, Inc.	7,899	514,462
Essex Property Trust, Inc.	13,677	3,722,879
Invitation Homes, Inc.	161,830	5,808,079
Sun Communities, Inc.	32,011	3,852,204
UDR, Inc.	65,965	2,714,460
		20,474,596
	Shares	Value(a)
Retail REITs (11.7%)
Kimco Realty Corp.	124,418	$2,421,174
Realty Income Corp.	73,015	3,856,652
Simon Property Group, Inc.	49,633	7,534,290
		13,812,116
Specialized REITs (40.7%)
American Tower Corp.	31,592	6,140,853
Crown Castle, Inc.	57,639	5,631,330
Digital Realty Trust, Inc.	59,399	9,031,618
Equinix, Inc.	6,340	4,796,844
Extra Space Storage, Inc.	23,769	3,693,940
Iron Mountain, Inc.	63,101	5,655,112
Public Storage	7,807	2,245,684
SBA Communications Corp.	25,175	4,941,853
VICI Properties, Inc.	137,258	3,931,069
Weyerhaeuser Co.	68,337	1,940,087
		48,008,390
Total common stocks (cost: $114,665,190)		114,655,992
Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	2,741,847	2,741,847
Total short-term securities (cost: $2,741,847)		2,741,847
Total investments in securities (cost: $117,407,037) (c)		117,397,839
Cash and other assets in excess of liabilities (0.6%)		703,881
Total net assets (100.0%)		$118,101,720

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2024, the cost of investments for federal income tax purposes was $117,518,585. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$9,580,772
Gross unrealized depreciation	(9,701,518)
Net unrealized depreciation	$(120,746)

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (1.7%)
Media (0.6%)
Comcast Corp. Class A	29,000	$1,135,640
Wireless Telecommunication Services (1.1%)
T-Mobile U.S., Inc.	12,239	2,156,267
Consumer Discretionary (4.4%)
Diversified Consumer Services (0.1%)
Service Corp. International	4,000	284,520
Hotels, Restaurants & Leisure (2.1%)
Booking Holdings, Inc.	278	1,101,297
Hilton Worldwide Holdings, Inc.	3,139	684,930
McDonald's Corp.	7,395	1,884,542
Norwegian Cruise Line Holdings Ltd. (b) (c)	30,200	567,458
		4,238,227
Specialty Retail (1.5%)
AutoZone, Inc. (b)	500	1,482,050
Home Depot, Inc.	2,676	921,186
Tractor Supply Co.	1,900	513,000
		2,916,236
Textiles, Apparel & Luxury Goods (0.7%)
Cie Financiere Richemont SA Class A (c)	8,729	1,362,388
Consumer Staples (9.7%)
Beverages (1.9%)
Coca-Cola Co.	48,449	3,083,779
Keurig Dr Pepper, Inc.	18,400	614,560
		3,698,339
Consumer Staples Distribution & Retail (2.1%)
Dollar Tree, Inc. (b)	11,700	1,249,209
Walmart, Inc.	43,824	2,967,323
		4,216,532
Food Products (0.5%)
Mondelez International, Inc. Class A	13,405	877,223
Household Products (2.8%)
Colgate-Palmolive Co.	25,400	2,464,816
Procter & Gamble Co.	18,669	3,078,892
		5,543,708
Personal Products (2.4%)
Kenvue, Inc.	265,141	4,820,263
Energy (10.0%)
Energy Equipment & Services (2.7%)
Halliburton Co.	80,294	2,712,331
Schlumberger NV (c)	54,322	2,562,912
		5,275,243
	Shares	Value(a)
Oil, Gas & Consumable Fuels (7.3%)
Chevron Corp.	9,235	$1,444,539
ConocoPhillips	30,970	3,542,349
Diamondback Energy, Inc.	6,500	1,301,235
EQT Corp.	59,864	2,213,771
Exxon Mobil Corp.	19,928	2,294,111
Hess Corp.	1,500	221,280
Kinder Morgan, Inc.	24,200	480,854
Range Resources Corp.	71,597	2,400,647
Williams Cos., Inc.	16,286	692,155
		14,590,941
Financial (22.7%)
Capital Markets (3.1%)
Charles Schwab Corp.	45,900	3,382,371
CME Group, Inc.	5,528	1,086,805
Goldman Sachs Group, Inc.	3,930	1,777,617
		6,246,793
Commercial Banks (7.6%)
Bank of America Corp.	108,319	4,307,846
Citigroup, Inc.	27,100	1,719,766
East West Bancorp, Inc.	5,643	413,237
Huntington Bancshares, Inc.	16,000	210,880
JPMorgan Chase & Co.	31,034	6,276,937
KeyCorp	32,800	466,088
PNC Financial Services Group, Inc.	2,385	370,820
Wells Fargo & Co.	21,574	1,281,280
		15,046,854
Consumer Finance (1.3%)
American Express Co.	11,543	2,672,782
Financial Services (6.9%)
Berkshire Hathaway, Inc. Class B (b)	16,842	6,851,326
Corebridge Financial, Inc.	28,027	816,146
Corpay, Inc. (b)	2,822	751,809
Fiserv, Inc. (b)	25,513	3,802,457
Visa, Inc. Class A	5,300	1,391,091
		13,612,829
Insurance (3.8%)
Allstate Corp.	11,617	1,854,770
Chubb Ltd. (c)	2,643	674,177
MetLife, Inc.	31,750	2,228,533
Progressive Corp.	5,002	1,038,965
Travelers Cos., Inc.	8,589	1,746,487
		7,542,932
Health Care (17.0%)
Health Care Equipment & Supplies (0.7%)
GE HealthCare Technologies, Inc.	9,848	767,356
Hologic, Inc. (b)	8,363	620,953
		1,388,309
See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Providers & Services (8.6%)
Cencora, Inc.	13,337	$3,004,826
Cigna Group	4,400	1,454,508
Elevance Health, Inc.	10,610	5,749,135
HCA Healthcare, Inc.	3,247	1,043,196
Tenet Healthcare Corp. (b)	13,675	1,819,185
UnitedHealth Group, Inc.	8,003	4,075,608
		17,146,458
Life Sciences Tools & Services (2.6%)
Danaher Corp.	6,334	1,582,550
Revvity, Inc.	13,100	1,373,666
Thermo Fisher Scientific, Inc.	3,984	2,203,152
		5,159,368
Pharmaceuticals (5.1%)
AstraZeneca PLC ADR (c)	40,155	3,131,688
Bristol-Myers Squibb Co.	9,900	411,147
Johnson & Johnson	31,134	4,550,545
Merck & Co., Inc.	16,197	2,005,189
		10,098,569
Industrials (16.2%)
Aerospace & Defense (3.2%)
Boeing Co. (b)	4,000	728,040
General Dynamics Corp.	6,428	1,865,020
General Electric Co.	12,097	1,923,060
L3Harris Technologies, Inc.	7,936	1,782,267
		6,298,387
Air Freight & Logistics (0.7%)
FedEx Corp.	4,400	1,319,296
Commercial Services & Supplies (0.6%)
Republic Services, Inc.	5,800	1,127,172
Electrical Equipment (2.4%)
AMETEK, Inc.	12,916	2,153,227
GE Vernova, Inc. (b)	2,604	446,612
Rockwell Automation, Inc.	7,800	2,147,184
		4,747,023
Ground Transportation (3.5%)
CSX Corp.	84,092	2,812,877
Norfolk Southern Corp.	5,639	1,210,637
Old Dominion Freight Line, Inc.	5,100	900,660
Union Pacific Corp.	9,225	2,087,249
		7,011,423
Industrial Conglomerates (1.4%)
Honeywell International, Inc.	6,387	1,363,880
Siemens AG (c)	7,438	1,384,840
		2,748,720
Machinery (4.0%)
Cummins, Inc.	7,547	2,089,991
Deere & Co.	3,075	1,148,912
Dover Corp.	5,400	974,430
IDEX Corp.	5,070	1,020,084
Westinghouse Air Brake Technologies Corp.	17,026	2,690,959
		7,924,376
	Shares	Value(a)
Trading Companies & Distributors (0.4%)
Ferguson PLC (c)	4,400	$852,060
Information Technology (8.5%)
Electronic Equipment, Instruments & Components (2.6%)
Amphenol Corp. Class A	20,722	1,396,041
Keysight Technologies, Inc. (b)	13,800	1,887,150
TE Connectivity Ltd. (c)	12,794	1,924,602
		5,207,793
Semiconductors & Semiconductor Equipment (5.3%)
Analog Devices, Inc.	6,587	1,503,549
Applied Materials, Inc.	4,082	963,311
Intel Corp.	44,851	1,389,035
Lam Research Corp.	834	888,085
Micron Technology, Inc.	11,700	1,538,901
NXP Semiconductors NV (c)	1,961	527,686
QUALCOMM, Inc.	2,772	552,127
Texas Instruments, Inc.	16,348	3,180,176
		10,542,870
Software (0.6%)
Microsoft Corp.	2,358	1,053,908
Materials (4.7%)
Chemicals (1.5%)
Linde PLC (c)	4,170	1,829,838
Mosaic Co.	28,000	809,200
Nutrien Ltd. (c)	5,937	302,252
		2,941,290
Construction Materials (0.4%)
Martin Marietta Materials, Inc.	1,651	894,512
Containers & Packaging (1.0%)
International Paper Co.	44,990	1,941,319
Metals & Mining (1.8%)
Franco-Nevada Corp. (c)	6,477	767,654
Freeport-McMoRan, Inc.	29,000	1,409,400
Southern Copper Corp.	5,089	548,289
Wheaton Precious Metals Corp. (c)	16,100	843,962
		3,569,305
Real Estate (2.3%)
Industrial REITs (0.3%)
Prologis, Inc.	4,958	556,833
Residential REITs (0.5%)
Equity LifeStyle Properties, Inc.	14,612	951,679
Specialized REITs (1.5%)
Public Storage	6,329	1,820,537
Weyerhaeuser Co.	42,569	1,208,534
		3,029,071
Utilities (2.4%)
Electric Utilities (1.4%)
Constellation Energy Corp.	3,367	674,309
NextEra Energy, Inc.	9,268	656,267
Xcel Energy, Inc.	26,000	1,388,660
		2,719,236

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Gas Utilities (0.3%)
Atmos Energy Corp.	5,800	$676,570
Multi-Utilities (0.7%)
Ameren Corp.	18,760	1,334,024
Total common stocks (cost: $172,932,419)		197,477,288
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	830,008	830,008
T. Rowe Price Reserve Investment Fund 5.380%	218,562	218,562
Total short-term securities (cost: $1,048,570)		1,048,570
Total investments in securities (cost: $173,980,989) (d)		198,525,858
Liabilities in excess of cash and other assets (-0.1%)		(102,504)
Total net assets (100.0%)		$198,423,354

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 8.4% of net assets in foreign securities at June 30, 2024.

(d)  At June 30, 2024, the cost of investments for federal income tax purposes was $174,808,760. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$27,512,481
Gross unrealized depreciation	(3,795,383)
Net unrealized appreciation	$23,717,098

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2024
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.8%)
Communication Services (9.2%)
Entertainment (1.3%)
Netflix, Inc. (b)	2,599	$1,754,013
Interactive Media & Services (7.9%)
Alphabet, Inc. Class A	36,163	6,587,090
Meta Platforms, Inc. Class A	7,444	3,753,414
		10,340,504
Consumer Discretionary (9.8%)
Broadline Retail (5.1%)
Amazon.com, Inc. (b)	34,299	6,628,282
Hotels, Restaurants & Leisure (1.9%)
Marriott International, Inc. Class A	4,834	1,168,716
McDonald's Corp.	5,132	1,307,839
		2,476,555
Specialty Retail (2.2%)
AutoZone, Inc. (b)	480	1,422,768
TJX Cos., Inc.	13,502	1,486,570
		2,909,338
Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc. Class B	9,989	752,871
Consumer Staples (4.9%)
Beverages (2.0%)
Brown-Forman Corp. Class B	20,230	873,734
Constellation Brands, Inc. Class A	4,518	1,162,391
Monster Beverage Corp. (b)	12,611	629,919
		2,666,044
Household Products (2.0%)
Procter & Gamble Co.	16,067	2,649,770
Personal Products (0.9%)
Estee Lauder Cos., Inc. Class A	10,846	1,154,014
Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Chesapeake Energy Corp.	7,118	585,029
ConocoPhillips	12,503	1,430,093
EOG Resources, Inc.	9,879	1,243,470
Phillips 66	5,120	722,790
		3,981,382
Financial (12.4%)
Capital Markets (2.2%)
Charles Schwab Corp.	17,653	1,300,850
Morgan Stanley	16,302	1,584,391
		2,885,241
Commercial Banks (4.5%)
Bank of America Corp.	49,184	1,956,048
JPMorgan Chase & Co.	15,859	3,207,641
PNC Financial Services Group, Inc.	4,578	711,787
		5,875,476
	Shares	Value(a)
Consumer Finance (1.2%)
American Express Co.	6,796	$1,573,614
Financial Services (2.0%)
Mastercard, Inc. Class A	5,807	2,561,816
Insurance (2.5%)
Arch Capital Group Ltd. (b) (c)	9,837	992,455
Chubb Ltd. (c)	4,097	1,045,063
Progressive Corp.	6,076	1,262,046
		3,299,564
Health Care (14.2%)
Biotechnology (1.7%)
Regeneron Pharmaceuticals, Inc. (b)	981	1,031,060
Vertex Pharmaceuticals, Inc. (b)	2,433	1,140,396
		2,171,456
Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	15,126	1,571,743
Boston Scientific Corp. (b)	20,946	1,613,051
		3,184,794
Health Care Providers & Services (2.9%)
Cencora, Inc.	5,095	1,147,904
UnitedHealth Group, Inc.	5,331	2,714,865
		3,862,769
Life Sciences Tools & Services (2.2%)
Danaher Corp.	5,637	1,408,405
Thermo Fisher Scientific, Inc.	2,571	1,421,763
		2,830,168
Pharmaceuticals (5.0%)
Eli Lilly & Co.	3,771	3,414,188
Merck & Co., Inc.	15,710	1,944,898
Zoetis, Inc.	6,845	1,186,649
		6,545,735
Industrials (8.2%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	5,540	1,607,376
RTX Corp.	13,985	1,403,954
		3,011,330
Commercial Services & Supplies (0.8%)
Republic Services, Inc.	5,828	1,132,613
Electrical Equipment (2.2%)
AMETEK, Inc.	6,495	1,082,781
Emerson Electric Co.	8,035	885,136
GE Vernova, Inc. (b)	5,415	928,727
		2,896,644
Machinery (2.9%)
Deere & Co.	2,911	1,087,637
IDEX Corp.	3,214	646,657
Illinois Tool Works, Inc.	3,447	816,801
Ingersoll Rand, Inc.	13,230	1,201,813
		3,752,908

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (32.1%)
Communications Equipment (1.3%)
Motorola Solutions, Inc.	4,416	$1,704,797
Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	5,864	1,312,598
IT Services (0.8%)
Accenture PLC Class A (c)	3,518	1,067,396
Semiconductors & Semiconductor Equipment (11.6%)
Broadcom, Inc.	2,117	3,398,907
KLA Corp.	2,118	1,746,312
NVIDIA Corp.	67,975	8,397,632
Texas Instruments, Inc.	8,014	1,558,963
		15,101,814
Software (10.3%)
Microsoft Corp.	22,211	9,927,207
Roper Technologies, Inc.	2,431	1,370,258
Salesforce, Inc.	5,204	1,337,948
Workday, Inc. Class A (b)	3,747	837,679
		13,473,092
Technology Hardware Storage & Peripherals (7.1%)
Apple, Inc.	44,286	9,327,517
Materials (1.8%)
Chemicals (1.2%)
Linde PLC (c)	3,461	1,518,721
Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	16,470	800,442
	Shares	Value(a)
Real Estate (1.4%)
Health Care REITs (0.8%)
Welltower, Inc.	10,438	$1,088,161
Specialized REITs (0.6%)
Iron Mountain, Inc.	8,248	739,186
Utilities (2.8%)
Electric Utilities (1.9%)
Duke Energy Corp.	12,960	1,298,981
PG&E Corp.	65,819	1,149,200
		2,448,181
Gas Utilities (0.9%)
Atmos Energy Corp.	10,300	1,201,495
Total common stocks (cost: $77,747,006)		130,680,301
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 5.250%	520,799	520,799
Total short-term securities (cost: $520,799)		520,799
Total investments in securities (cost: $78,267,805) (d)		131,201,100
Liabilities in excess of cash and other assets (-0.2%)		(235,299)
Total net assets (100.0%)		$130,965,801

Investments in Securities Legend

(a)  Securities are valued in accordance with procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.5% of net assets in foreign securities at June 30, 2024.

(d)  At June 30, 2024, the cost of investments for federal income tax purposes was $78,337,713. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$54,124,435
Gross unrealized depreciation	(1,261,048)
Net unrealized appreciation	$52,863,387

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2024

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund	SFT Delaware IvySM Growth Fund		SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund		SFT Government Money Market Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$298,877,403	$511,488,607		$642,509,269		$156,533,287		$295,158,216		$228,810,733
Affiliated issuers (Note 8)		340,715,461	–		–		–		–		–
Cash on demand deposit		9,000,000	–		–		–		7,725,000		–
Due from broker[1]		–	588,000		–		–		–		–
Foreign currency on deposit[2]		–	9		–		–		–		–
Receivable:
Fund shares sold		–	1,582		–		–		–		–
Investment securities sold (including paydowns)		–	20,828,784		2,469,236		739,064		–		–
Investment securities sold on a when-issued or forward – commitment basis (Note 2)		–	25,274		–		–		–		–
Dividends and accrued interest		2,729,962	2,243,853		259,802		13,935		136,932		117,473
Refundable foreign income taxes withheld		–	2,577		9,215		–		–		–
Variation margin on futures contracts		–	–		–		–		–		–
Prepaid expenses		3,535	7,043		7,949		4,953		5,703		7,902
Total assets		651,326,361	535,185,729		645,255,471		157,291,239		303,025,851		228,936,108
Liabilities
Due to custodian		281,353	93,641		–		–		–		–
Payable:
Fund shares repurchased		439,489	423,807		428,649		232,810		1,532,805		439,827
Investment securities purchased		–	23,737,421		–		870,388		–		–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–	2,975,014		–		–		–		–
Investment securities purchased on a TBA basis (Note 2)		–	73,032,543		–		–		–		–
Adviser		436,141	236,045		473,479		145,565		206,919		104,841
Variation margin on futures contracts		417,903	7,480		–		–		246,114		–
Accrued expenses		175,878	248,624		136,691		95,808		91,545		65,792
Options written at value[3]		23,293	–		–		–		10,780		–
Total liabilities		1,774,057	100,754,575		1,038,819		1,344,571		2,088,163		610,460
Net assets applicable to outstanding capital stock		$649,552,304	$434,431,154		$644,216,652		$155,946,668		$300,937,688		$228,325,648
Net Assets Consist of:
Paid in capital**		$284,007,169	$365,925,811		$(145,739,148)		$3,817,061		$201,978,081		$228,323,583
Total distributable earnings		365,545,135	68,505,343		789,955,800		152,129,607		98,959,607		2,065
Net assets		$649,552,304	$434,431,154		$644,216,652		$155,946,668		$300,937,688		$228,325,648
Net assets by class:
Class 1	$	N/A	$9,323,201	$	N/A	$	N/A	$	N/A	$	N/A
Class 2		649,552,304	425,107,953		644,216,652		155,946,668		300,937,688		228,325,648
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.487		N/A		N/A		N/A		N/A
Class 2		23.307	2.392		43.195		23.904		14.825		1.000
* Identified cost
Unaffiliated issuers		$290,027,638	$528,936,317		$315,022,155		$133,725,630		$239,209,777		$228,810,733
Affiliated issuers		107,000,000	–		–		–		–		–
** Shares outstanding by class:
Class 1		N/A	3,748,359		N/A		N/A		N/A		N/A
Class 2		27,869,771	177,686,877		14,914,225		6,523,953		20,299,947		228,325,648
[1] Cash collateral for open futures contracts		$–	$588,000		$–		$–		$–		$–
[2] Foreign currency on deposit (cost)		$–	$9		$–		$–		$–		$–
[3] Premiums received		$49,618	$–		$–		$–		$22,963		$–

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$219,259,851	$1,386,553,913	$117,397,839		$198,525,858	$131,201,100
Affiliated issuers (Note 8)	–	–	–		–	–
Cash on demand deposit	–	–	–		–	–
Due from broker[1]	–	–	–		–	–
Foreign currency on deposit[2]	–	–	–		–	–
Receivable:
Fund shares sold	9,672	305,640	–		–	–
Investment securities sold (including paydowns)	452,736	–	667,014		838,125	39,570
Investment securities sold on a when-issued or forward – commitment basis (Note 2)	–	–	–		–	–
Dividends and accrued interest	240,071	846,173	345,522		129,111	40,694
Refundable foreign income taxes withheld	–	–	–		8,445	3,602
Variation margin on futures contracts	8,187	–	–		–	–
Prepaid expenses	4,830	10,499	4,718		24,541	4,444
Total assets	219,975,347	1,387,716,225	118,415,093		199,526,080	131,289,410
Liabilities
Due to custodian	–	–	–		328,253	–
Payable:
Fund shares repurchased	117,730	330,355	58,988		67,822	31,479
Investment securities purchased	–	–	63,586		463,660	96,901
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)	–	–	–		–	–
Investment securities purchased on a TBA basis (Note 2)	–	–	–		–	–
Adviser	71,099	336,262	95,036		141,171	91,315
Variation margin on futures contracts	–	210,652	–		–	–
Accrued expenses	116,151	223,638	95,763		101,820	103,914
Options written at value[3]	–	–	–		–	–
Total liabilities	304,980	1,100,907	313,373		1,102,726	323,609
Net assets applicable to outstanding capital stock	$219,670,367	$1,386,615,318	$118,101,720		$198,423,354	$130,965,801
Net Assets Consist of:
Paid in capital**	$(72,805,599)	$(169,421,625)	$(18,188,604)		$10,703,999	$(8,118,617)
Total distributable earnings	292,475,966	1,556,036,943	136,290,324		187,719,355	139,084,418
Net assets	$219,670,367	$1,386,615,318	$118,101,720		$198,423,354	$130,965,801
Net assets by class:
Class 1	$39,289,137	$522,838,628	$14,531,491	$	N/A	$6,690,603
Class 2	180,381,230	863,776,690	103,570,229		198,423,354	124,275,198
Net asset value per share of outstanding capital stock by class:
Class 1	8.295	23.953	6.584		N/A	31.637
Class 2	7.980	23.045	6.334		24.559	30.843
* Identified cost
Unaffiliated issuers	$157,530,484	$418,938,810	$117,407,037		$173,980,989	$78,267,805
Affiliated issuers	–	–	–		–	–
** Shares outstanding by class:
Class 1	4,736,484	21,828,126	2,206,942		N/A	211,478
Class 2	22,603,644	37,482,826	16,351,840		8,079,390	4,029,279
[1] Cash collateral for open futures contracts	$–	$–	$–		$–	$–
[2] Foreign currency on deposit (cost)	$–	$–	$–		$–	$–
[3] Premiums received	$–	$–	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2024

(Unaudited)

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Delaware IvySM Growth Fund	SFT Delaware IvySM Small Cap Growth Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund
Income:
Interest[1]	$5,534,522	$9,840,768	$–	$–	$–	$5,567,084
Dividends[1]	750,672	506,413	2,068,774	297,044	4,632,026	542,987
Foreign tax withholding	–	–	(56,487)	–	–	–
Total investment income	6,285,194	10,347,181	2,012,287	297,044	4,632,026	6,110,071
Expenses (Note 4):
Investment advisory fee	1,778,021	869,275	1,972,700	656,307	849,877	284,645
Rule 12b-1 fees	808,191	531,960	768,088	193,031	386,308	284,645
Audit and accounting services	125,443	162,026	89,231	61,578	65,147	74,726
Administrative services fee	20,637	25,389	20,002	19,245	19,705	28,891
Legal fees	16,997	16,997	16,997	16,997	16,997	16,997
Custodian fees	7,817	13,282	6,896	10,216	7,768	5,351
Printing and shareholder reports	6,350	6,350	6,350	6,350	6,350	6,876
Trustee's fees	25,113	25,113	25,113	25,113	25,113	25,113
S&P licensing fee	–	–	–	–	–	–
Insurance	7,062	7,062	7,062	7,062	7,062	7,062
Other	7,458	7,858	25,908	21,283	10,891	5,269
Total expenses	2,803,089	1,665,312	2,938,347	1,017,182	1,395,218	739,575
Net investment income (loss)	3,482,105	8,681,869	(926,060)	(720,138)	3,236,808	5,370,496
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	940,457	(2,617,412)	33,130,983	6,618,960	4,099,431	–
Written options contracts	264,196	–	–	–	128,921	–
Foreign currency transactions	–	–	(142)	–	–	–
Other	–	2,851	47,959	144,237	–	–
Futures contracts	4,854,385	(757,964)	–	–	3,934,517	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	2,575,669	(8,218,852)	56,942,385	6,345,454	7,384,562	–
Affiliated issuers (Note 8)	44,886,153	–	–	–	–	–
Written options contracts	(20,561)	–	–	–	(11,261)	–
Translation of assets and liabilities in foreign currency	–	(1)	(196)	–	–	–
Futures contracts	(1,489,267)	(938,851)	–	–	(600,401)	–
Net gains (losses) on investments	52,011,032	(12,530,229)	90,120,989	13,108,651	14,935,769	–
Net increase (decrease) in net assets resulting from operations	$55,493,137	$(3,848,360)	$89,194,929	$12,388,513	$18,172,577	$5,370,496

1  All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$24,708	$–	$–	$4,771	$–
Dividends[1]	2,139,210	10,119,209	3,505,240	1,851,304	738,286
Foreign tax withholding	(1,553)	(2,316)	–	(13,478)	–
Total investment income	2,162,365	10,116,893	3,505,240	1,842,597	738,286
Expenses (Note 4):
Investment advisory fee	165,985	899,390	405,614	567,488	344,880
Rule 12b-1 fees	229,541	1,026,671	127,793	248,898	149,171
Audit and accounting services	72,756	130,199	67,780	61,578	65,140
Administrative services fee	19,245	19,245	19,245	19,245	19,245
Legal fees	16,997	16,997	16,997	16,997	16,997
Custodian fees	8,410	9,510	6,692	13,137	7,393
Printing and shareholder reports	6,350	6,350	6,350	6,350	6,350
Trustee's fees	25,113	25,113	25,113	25,113	25,113
S&P licensing fee	10,567	31,701	–	–	–
Insurance	7,062	7,062	7,062	7,062	7,062
Other	4,972	14,968	14,422	21,682	3,928
Total expenses	566,998	2,187,206	697,068	987,550	645,279
Net investment income (loss)	1,595,367	7,929,687	2,808,172	855,047	93,007
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	10,301,127	34,685,223	(1,210,813)	13,582,502	9,857,760
Written options contracts	–	–	–	–	–
Foreign currency transactions	–	–	–	(187)	–
Other	22,873	9,284	–	7,615	187
Futures contracts	286,942	3,603,974	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	967,468	137,704,960	(2,250,580)	5,316,451	9,446,044
Affiliated issuers (Note 8)	–	–	–	–	–
Written options contracts	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	(29)	–
Futures contracts	(303,403)	(527,907)	–	–	–
Net gains (losses) on investments	11,275,007	175,475,534	(3,461,393)	18,906,352	19,303,991
Net increase (decrease) in net assets resulting from operations	$12,870,374	$183,405,221	$(653,221)	$19,761,399	$19,396,998

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2024 and year ended December 31, 2023

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund		SFT Delaware IvySM Growth Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$3,482,105	$9,105,366	$8,681,869	$16,838,091	$(926,060)	$(1,512,332)
Net realized gains (losses) on investments	6,059,038	(1,831,671)	(3,372,525)	(21,003,285)	33,178,800	48,002,492
Net change in unrealized appreciation or depreciation of investments	45,951,994	84,402,479	(9,157,704)	28,554,687	56,942,189	127,482,406
Net increase (decrease) in net assets resulting from operations	55,493,137	91,676,174	(3,848,360)	24,389,493	89,194,929	173,972,566
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	1,576,364	2,905,145	–	–
Class 2	1,976,854	13,209,574	6,726,089	16,197,517	184,977	3,055,901
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(1,451,802)	(1,433,965)	–	–
Class 2	(60,546,238)	(77,669,237)	(17,414,652)	(32,172,373)	(38,419,110)	(62,231,780)
Increase (decrease) in net assets from capital stock transactions	(58,569,384)	(64,459,663)	(10,564,001)	(14,503,676)	(38,234,133)	(59,175,879)
Total increase (decrease) in net assets	(3,076,247)	27,216,511	(14,412,361)	9,885,817	50,960,796	114,796,687
Net assets at beginning of period	652,628,551	625,412,040	448,843,515	438,957,698	593,255,856	478,459,169
Net assets at end of period	$649,552,304	$652,628,551	$434,431,154	$448,843,515	$644,216,652	$593,255,856
Capital share transactions:
Proceeds from sales
Class 1	–	–	638,422	1,204,741	–	–
Class 2	88,264	674,005	2,840,470	6,951,653	4,728	102,273
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(590,570)	(593,413)	–	–
Class 2	(2,713,670)	(3,923,754)	(7,327,816)	(13,902,388)	(958,616)	(1,889,632)
Net change from capital transactions	(2,625,406)	(3,249,749)	(4,439,494)	(6,339,407)	(953,888)	(1,787,359)

See accompanying notes to financial statements.

	SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund
	2024	2023	2024	2023
Operations:
Net investment income	$(720,138)	$(1,182,026)	$3,236,808	$6,437,472
Net realized gains (losses) on investments	6,763,197	(58,713)	8,162,869	4,281,581
Net change in unrealized appreciation or depreciation of investments	6,345,454	18,892,808	6,772,900	13,051,352
Net increase (decrease) in net assets resulting from operations	12,388,513	17,652,069	18,172,577	23,770,405
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	531,602	2,226,893	2,514,799	4,013,741
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(7,331,829)	(10,658,372)	(33,118,108)	(42,760,728)
Increase (decrease) in net assets from capital stock transactions	(6,800,227)	(8,431,479)	(30,603,309)	(38,746,987)
Total increase (decrease) in net assets	5,588,286	9,220,590	(12,430,732)	(14,976,582)
Net assets at beginning of period	150,358,382	141,137,792	313,368,420	328,345,002
Net assets at end of period	$155,946,668	$150,358,382	$300,937,688	$313,368,420
Capital share transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	23,204	106,852	173,969	301,259
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(314,566)	(506,818)	(2,283,581)	(3,209,790)
Net change from capital transactions	(291,362)	(399,966)	(2,109,612)	(2,908,531)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2024 and year ended December 31, 2023

(Unaudited)

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund		SFT Index 500 Fund
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$5,370,496	$9,853,941	$1,595,367	$2,421,307	$7,929,687	$14,981,676
Net realized gains (losses) on investments	–	–	10,610,942	8,721,925	38,298,481	23,260,190
Net change in unrealized appreciation or depreciation of investments	–	–	664,065	19,471,645	137,177,053	215,739,783
Net increase (decrease) in net assets resulting from operations	5,370,496	9,853,941	12,870,374	30,614,877	183,405,221	253,981,649
Distributions to shareholders:
From distributable earnings
Class 2	(5,370,496)	(9,853,941)	–	–	–	–
Decrease in net assets from distributions	(5,370,496)	(9,853,941)	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	2,431,765	5,140,157	22,050,714	33,312,718
Class 2	26,871,106	29,878,184	508,622	5,567,880	3,251,742	19,341,483
Value of distributions reinvested
Class 2	5,370,496	9,853,941	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(1,214,383)	(2,572,960)	(6,812,099)	(3,045,533)
Class 2	(33,385,252)	(32,744,625)	(14,680,390)	(16,663,601)	(46,228,234)	(60,226,142)
Increase (decrease) in net assets from capital stock transactions	(1,143,650)	6,987,500	(12,954,386)	(8,528,524)	(27,737,877)	(10,617,474)
Total increase (decrease) in net assets	(1,143,650)	6,987,500	(84,012)	22,086,353	155,667,344	243,364,175
Net assets at beginning of period	229,469,298	222,481,798	219,754,379	197,668,026	1,230,947,974	987,583,799
Net assets at end of period	$228,325,648	$229,469,298	$219,670,367	$219,754,379	$1,386,615,318	$1,230,947,974
Capital share transactions:
Proceeds from sales
Class 1	–	–	302,845	732,412	991,580	1,767,995
Class 2	26,871,106	29,878,184	65,367	831,612	149,277	1,116,355
Issued on reinvestment of distributions
Class 2	5,370,496	9,853,941	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(152,269)	(354,200)	(300,014)	(167,065)
Class 2	(33,385,252)	(32,744,625)	(1,863,935)	(2,422,092)	(2,168,715)	(3,356,944)
Net change from capital transactions	(1,143,650)	6,987,500	(1,647,992)	(1,212,268)	(1,327,872)	(639,659)

See accompanying notes to financial statements.

	SFT Real Estate Securities Fund		SFT T. Rowe Price Value Fund
	2024	2023	2024	2023
Operations:
Net investment income	$2,808,172	$2,228,913	$855,047	$2,070,354
Net realized gains (losses) on investments	(1,210,813)	(653,536)	13,589,930	5,329,753
Net change in unrealized appreciation or depreciation of investments	(2,250,580)	12,109,398	5,316,422	13,413,381
Net increase (decrease) in net assets resulting from operations	(653,221)	13,684,775	19,761,399	20,813,488
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	1,154,963	2,993,353	–	–
Class 2	1,389,970	3,262,779	365,830	3,666,723
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(1,345,718)	(1,031,943)	–	–
Class 2	(6,395,014)	(10,716,543)	(16,045,046)	(15,248,277)
Increase (decrease) in net assets from capital stock transactions	(5,195,799)	(5,492,354)	(15,679,216)	(11,581,554)
Total increase (decrease) in net assets	(5,849,020)	8,192,421	4,082,183	9,231,934
Net assets at beginning of period	123,950,740	115,758,319	194,341,171	185,109,237
Net assets at end of period	$118,101,720	$123,950,740	$198,423,354	$194,341,171
Capital share transactions:
Proceeds from sales
Class 1	180,905	495,893	–	–
Class 2	226,811	564,801	15,384	182,574
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(212,487)	(162,367)	–	–
Class 2	(1,035,507)	(1,801,795)	(673,134)	(744,932)
Net change from capital transactions	(840,278)	(903,468)	(657,750)	(562,358)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2024 and year ended December 31, 2023

(Unaudited)

	SFT Wellington Core Equity Fund
	2024	2023
Operations:
Net investment income	$93,007	$461,176
Net realized gains (losses) on investments	9,857,947	6,914,067
Net change in unrealized appreciation or depreciation of investments	9,446,044	14,070,066
Net increase (decrease) in net assets resulting from operations	19,396,998	21,445,309
Distributions to shareholders:
From distributable earnings
Class 2	–	–
Decrease in net assets from distributions	–	–
Capital stock transactions:
Proceeds from sales
Class 1	538,981	1,127,143
Class 2	349,019	1,651,828
Value of distributions reinvested
Class 2	–	–
Payments for redemption of shares
Class 1	(330,417)	(339,069)
Class 2	(8,044,293)	(13,593,680)
Increase (decrease) in net assets from capital stock transactions	(7,486,710)	(11,153,778)
Total increase (decrease) in net assets	11,910,288	10,291,531
Net assets at beginning of period	119,055,513	108,763,982
Net assets at end of period	$130,965,801	$119,055,513
Capital share transactions:
Proceeds from sales
Class 1	17,929	46,534
Class 2	12,167	71,038
Issued on reinvestment of distributions
Class 2	–	–
Payments for redemption of shares
Class 1	(11,079)	(13,739)
Class 2	(279,312)	(568,752)
Net change from capital transactions	(260,295)	(464,919)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021		2020		2019
Net asset value, beginning of period	$21.401		$18.534	$21.210	$18.697		$16.892		$13.983
Income from investment operations:
Net investment income (a)	.119		.282	.136	.019		.082		.185
Net realized and unrealized gain(loss) on investments	1.787		2.585	(2.812)	2.494		1.723		2.724
Total from investment operations	1.906		2.867	(2.676)	2.513		1.805		2.909
Net asset value, end of period	$23.307		$21.401	$18.534	$21.210		$18.697		$16.892
Total return (b)	8.90%		15.47%	(12.62)%	13.46%		10.67%		20.81%
Net assets, end of period (in thousands)	$649,552		$652,629	$625,412	$729,543		$678,188		$577,805
Ratios to average net assets:
Expenses before waiver (c)	.87	%(d)	.87%	.86%	.85%		.86%		.90%
Expenses (c) .	.87	%(d)	.87%	.86%	.84	%(e)	.80	%(e)	.80	%(e)
Net investment income	1.08	%(d)	1.43%	.71%	.10%		.48%		1.18%
Portfolio turnover rate (excluding short-term securities)	–	%(f)	4.1%	12.0%	5.8%		–%		1.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.505		$2.364	$2.747	$2.755	$2.571	$2.355
Income from investment operations:
Net investment income (a) .	.052		.098	.065	.056	.067	.078
Net realized and unrealized gain(loss) on investments	(.070)		.043	(.448)	(.064)	.117	.138
Total from investment operations	(.018)		.141	(.383)	(.008)	.184	.216
Net asset value, end of period	$2.487		$2.505	$2.364	$2.747	$2.755	$2.571
Total return (b)	(0.72)%		5.98%	(13.93)%	(0.29)%	7.15%	9.18%
Net assets, end of period (in thousands)	$9,323		$9,271	$7,303	$7,751	$5,530	$5,060
Ratios to average net assets:
Expenses (c) .	.52	%(d)	.51%	.50%	.49%	.48%	.49%
Net investment income	4.24	%(d)	4.09%	2.62%	2.03%	2.52%	3.11%
Portfolio turnover rate (excluding short-term securities)	151.4	%(e)	209.9%	139.2%	67.3%	93.0%	130.4%
	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.413		$2.282	$2.659	$2.673	$2.501	$2.297
Income from investment operations:
Net investment income (a)	.047		.089	.057	.047	.059	.070
Net realized and unrealized gain(loss) on investments	(.068)		.042	(.434)	(.061)	.113	.134
Total from investment operations	(.021)		.131	(.377)	(.014)	.172	.204
Net asset value, end of period	$2.392		$2.413	$2.282	$2.659	$2.673	$2.501
Total return (b)	(0.85)%		5.72%	(14.17)%	(0.54)%	6.88%	8.90%
Net assets, end of period (in thousands)	$425,108		$439,572	$431,655	$522,580	$491,483	$482,818
Ratios to average net assets:
Expenses (c)	.77	%(d)	.76%	.75%	.74%	.73%	.74%
Net investment income	3.99	%(d)	3.83%	2.38%	1.78%	2.28%	2.87%
Portfolio turnover rate (excluding short-term securities)	151.4	%(e)	209.9%	139.2%	67.3%	93.0%	130.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$37.387		$27.100	$37.202	$28.554	$21.848	$16.007
Income from investment operations:
Net investment loss (a)	(.060)		(.090)	(.082)	(.124)	(.038)	(.005)
Net realized and unrealized gain(loss) on investments	5.868		10.377	(10.020)	8.772	6.744	5.846
Total from investment operations	5.808		10.287	(10.102)	8.648	6.706	5.841
Net asset value, end of period	$43.195		$37.387	$27.100	$37.202	$28.554	$21.848
Total return (b)	15.53%		37.96%	(27.15)%	30.29%	30.69%	36.49%
Net assets, end of period (in thousands)	$644,217		$593,256	$478,459	$705,437	$606,247	$544,843
Ratios to average net assets:
Expenses (c) .	.96	%(d)	.97%	.96%	.96%	.97%	.98%
Net investment loss	(.30	)%(d)	(.28)%	(.27)%	(.38)%	(.16)%	(.03)%
Portfolio turnover rate (excluding short-term securities)	4.4	%(e)	9.1%	8.5%	14.4%	28.9%	29.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.062		$19.561	$26.750	$25.579	$18.772	$15.181
Income from investment operations:
Net investment loss (a)	(.108)		(.168)	(.179)	(.233)	(.161)	(.146)
Net realized and unrealized gain(loss) on investments	1.950		2.669	(7.010)	1.404	6.968	3.737
Total from investment operations	1.842		2.501	(7.189)	1.171	6.807	3.591
Net asset value, end of period	$23.904		$22.062	$19.561	$26.750	$25.579	$18.772
Total return (b)	8.34%		12.79%	(26.87)%	4.58%	36.26%	23.66%
Net assets, end of period (in thousands)	$155,947		$150,358	$141,138	$204,666	$211,834	$176,721
Ratios to average net assets:
Expenses (c)	1.32	%(d)	1.32%	1.27%	1.23%	1.24%	1.23%
Net investment loss	(.93	)%(d)	(.80)%	(.82)%	(.84)%	(.83)%	(.81)%
Portfolio turnover rate (excluding short-term securities)	37.1	%(e)	65.1%	61.8%	47.1%	53.6%	43.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021		2020		2019
Net asset value, beginning of period	$13.984		$12.969	$14.363	$12.804		$13.527		$11.594
Income from investment operations:
Net investment income (a)	.150		.268	.169	.154		.173		.275
Net realized and unrealized gain(loss) on investments	.691		.747	(1.563)	1.405		(.896)		1.658
Total from investment operations	.841		1.015	(1.394)	1.559		(.723)		1.933
Net asset value, end of period	$14.825		$13.984	$12.969	$14.363		$12.804		$13.527
Total return (b)	6.01%		7.82%	(9.71)%	12.18%		(5.35)%		16.67%
Net assets, end of period (in thousands)	$300,938		$313,368	$328,345	$372,333		$355,582		$390,478
Ratios to average net assets:
Expenses before waiver (c)	.90	%(d)	.90%	.88%	.87%		.88%		.90%
Expenses (c)	.90	%(d)	.90%	.88%	.85	%(e)	.80	%(e)	.80	%(e)
Net investment income	2.09	%(d)	2.01%	1.28%	1.13%		1.38%		2.17%
Portfolio turnover rate (excluding short-term securities)	–	%(f)	0.6%	12.3%	3.4%		20.1%		–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income (a)	.023		.044	.011		–		.002		.015
Net realized and unrealized gain on investments	–		–	–		–		–		–
Total from investment operations .	.023		.044	.011		–		.002		.015
Less distributions:
Distributions from net investment income	(.023)		(.044)	(.011)		–		(.002)		(.015)
Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total return (b)	2.37%		4.47%	1.12%		–%		0.21%		1.50%
Net assets, end of period (in thousands)	$228,326		$229,469	$222,482		$197,078		$196,877		$188,351
Ratios to average net assets:
Expenses before waiver .	.65	%(c)	.64%	.64%		.66%		.68%		.83%
Expenses (d) .	.65	%(c)	.64%	.48	%(e)	.04	%(e)	.29	%(e)	.70	%(e)
Net investment income	4.72	%(c)	4.38%	1.16%		–%		.20%		1.35%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.823		$6.745	$7.786	$6.264	$5.527	$4.392
Income from investment operations:
Net investment income (a)	.066		.100	.084	.068	.065	.067
Net realized and unrealized gain(loss) on investments	.406		.978	(1.125)	1.454	.672	1.068
Total from investment operations .	.472		1.078	(1.041)	1.522	.737	1.135
Net asset value, end of period	$8.295		$7.823	$6.745	$7.786	$6.264	$5.527
Total return (b)	6.03%		15.99%	(13.38)%	24.30%	13.34%	25.82%
Net assets, end of period (in thousands)	$39,289		$35,875	$28,379	$25,327	$15,838	$12,088
Ratios to average net assets:
Expenses (c) .	.31	%(d)	.31%	.30%	.28%	.31%	.29%
Net investment income	1.64	%(d)	1.40%	1.22%	.93%	1.27%	1.31%
Portfolio turnover rate (excluding short-term securities)	8.9	%(e)	20.7%	15.0%	15.3%	14.4%	15.1%
	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.535		$6.513	$7.538	$6.079	$5.377	$4.284
Income from investment operations:
Net investment income (a)	.055		.079	.063	.050	.050	.054
Net realized and unrealized gain(loss) on investments .	.390		.943	(1.088)	1.409	.652	1.039
Total from investment operations .	.445		1.022	(1.025)	1.459	.702	1.093
Net asset value, end of period	$7.980		$7.535	$6.513	$7.538	$6.079	$5.377
Total return (b)	5.90%		15.70%	(13.60)%	23.99%	13.06%	25.51%
Net assets, end of period (in thousands)	$180,381		$183,879	$169,289	$207,828	$188,333	$186,108
Ratios to average net assets:
Expenses (c)	.55	%(d)	.56%	.55%	.53%	.56%	.54%
Net investment income	1.40	%(d)	1.14%	.94%	.71%	1.02%	1.09%
Portfolio turnover rate (excluding short-term securities)	8.9	%(e)	20.7%	15.0%	15.3%	14.4%	15.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.797		$16.502	$20.191	$15.732	$13.309	$10.144
Income from investment operations:
Net investment income (a) .	.153		.283	.251	.215	.217	.215
Net realized and unrealized gain(loss) on investments	3.003		4.012	(3.940)	4.244	2.206	2.950
Total from investment operations	3.156		4.295	(3.689)	4.459	2.423	3.165
Net asset value, end of period	$23.953		$20.797	$16.502	$20.191	$15.732	$13.309
Total return (b)	15.17%		26.03%	(18.27)%	28.35%	18.20%	31.20%
Net assets, end of period (in thousands)	$522,839		$439,577	$322,375	$365,210	$272,088	$224,410
Ratios to average net assets:
Expenses (c)	.18	%(d)	.19%	.19%	.19%	.20%	.20%
Net investment income	1.38	%(d)	1.52%	1.44%	1.19%	1.62%	1.81%
Portfolio turnover rate (excluding short-term securities)	0.8	%(e)	2.5%	2.1%	2.3%	3.3%	2.6%
	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.034		$15.936	$19.547	$15.268	$12.949	$9.894
Income from investment operations:
Net investment income (a)	.121		.227	.200	.164	.179	.181
Net realized and unrealized gain(loss) on investments	2.890		3.871	(3.811)	4.115	2.140	2.874
Total from investment operations	3.011		4.098	(3.611)	4.279	2.319	3.055
Net asset value, end of period	$23.045		$20.034	$15.936	$19.547	$15.268	$12.949
Total return (b)	15.03%		25.71%	(18.47)%	28.03%	17.91%	30.88%
Net assets, end of period (in thousands)	$863,777		$791,371	$665,209	$862,746	$731,356	$689,994
Ratios to average net assets:
Expenses (c) .	.43	%(d)	.44%	.44%	.44%	.45%	.45%
Net investment income	1.13	%(d)	1.27%	1.18%	.94%	1.38%	1.56%
Portfolio turnover rate (excluding short-term securities)	0.8	%(e)	2.5%	2.1%	2.3%	3.3%	2.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.605		$5.885	$7.964	$5.515	$5.661	$4.534
Income from investment operations:
Net investment income (a)	.162		.132	.114	.061	.087	.096
Net realized and unrealized gain(loss) on investments	(.183)		.588	(2.193)	2.388	(.233)	1.031
Total from investment operations	(.021)		.720	(2.079)	2.449	(.146)	1.127
Net asset value, end of period	$6.584		$6.605	$5.885	$7.964	$5.515	$5.661
Total return (b)	(0.31)%		12.22%	(26.10)%	44.41%	(2.59)%	24.87%
Net assets, end of period (in thousands)	$14,531		$14,785	$11,211	$13,201	$6,461	$5,858
Ratios to average net assets:
Expenses (c)	.98	%(d)	.97%	.90%	.87%	.91%	.88%
Net investment income	5.08	%(d)	2.18%	1.71%	.91%	1.69%	1.79%
Portfolio turnover rate (excluding short-term securities)	12.6	%(e)	33.4%	78.7%	59.7%	74.9%	55.5%
	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.361		$5.683	$7.709	$5.352	$5.508	$4.422
Income from investment operations:
Net investment income (a)	.147		.110	.091	.055	.073	.082
Net realized and unrealized gain(loss) on investments	(.174)		.568	(2.117)	2.302	(.229)	1.004
Total from investment operations	(.027)		.678	(2.026)	2.357	(.156)	1.086
Net asset value, end of period	$6.334		$6.361	$5.683	$7.709	$5.352	$5.508
Total return (b)	(0.43)%		11.94%	(26.29)%	44.05%	(2.83)%	24.56%
Net assets, end of period (in thousands)	$103,570		$109,166	$104,547	$160,607	$119,460	$128,350
Ratios to average net assets:
Expenses (c)	1.23	%(d)	1.22%	1.15%	1.12%	1.16%	1.13%
Net investment income	4.81	%(d)	1.88%	1.40%	.85%	1.46%	1.59%
Portfolio turnover rate (excluding short-term securities)	12.6	%(e)	33.4%	78.7%	59.7%	74.9%	55.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.243		$19.905	$22.533	$17.411	$15.818	$12.568
Income from investment operations:
Net investment income (a) .	.102		.228	.180	.082	.147	.186
Net realized and unrealized gain(loss) on investments	2.214		2.110	(2.808)	5.040	1.446	3.064
Total from investment operations	2.316		2.338	(2.628)	5.122	1.593	3.250
Net asset value, end of period	$24.559		$22.243	$19.905	$22.533	$17.411	$15.818
Total return (b)	10.41%		11.75%	(11.67)%	29.43%	10.06%	25.86%
Net assets, end of period (in thousands)	$198,423		$194,341	$185,109	$239,333	$206,350	$201,178
Ratios to average net assets:
Expenses (c) .	.99	%(d)	1.04%	1.07%	1.05%	1.06%	1.06%
Net investment income .	.86	%(d)	1.12%	.88%	.40%	1.01%	1.28%
Portfolio turnover rate (excluding short-term securities)	29.9	%(e)	61.8%	186.4%	100.1%	113.2%	131.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.068		$22.365	$27.698	$22.304	$18.861	$14.069
Income from investment operations:
Net investment income (a) .	.057		.155	.152	.105	.116	.120
Net realized and unrealized gain(loss) on investments	4.512		4.548	(5.485)	5.289	3.327	4.672
Total from investment operations	4.569		4.703	(5.333)	5.394	3.443	4.792
Net asset value, end of period	$31.637		$27.068	$22.365	$27.698	$22.304	$18.861
Total return (b)	16.88%		21.03%	(19.26)%	24.18%	18.25%	34.06%
Net assets, end of period (in thousands)	$6,691		$5,539	$3,843	$3,020	$1,729	$1,251
Ratios to average net assets:
Expenses (c) .	.79	%(d)	.85%	.87%	.84%	.86%	.86%
Net investment income .	.38	%(d)	.63%	.65%	.42%	.61%	.71%
Portfolio turnover rate (excluding short-term securities)	18.7	%(e)	23.1%	14.0%	14.4%	23.0%	14.9%
	Class 2 Shares
	Six months ended June 30, 2024		Year ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.421		$21.885	$27.173	$21.936	$18.596	$13.906
Income from investment operations:
Net investment income (a)	.020		.094	.088	.042	.068	.077
Net realized and unrealized gain(loss) on investments	4.402		4.442	(5.376)	5.195	3.272	4.613
Total from investment operations	4.422		4.536	(5.288)	5.237	3.340	4.690
Net asset value, end of period	$30.843		$26.421	$21.885	$27.173	$21.936	$18.596
Total return (b)	16.74%		20.73%	(19.46)%	23.87%	17.96%	33.73%
Net assets, end of period (in thousands)	$124,275		$113,517	$104,921	$141,740	$128,567	$123,630
Ratios to average net assets:
Expenses (c)	1.04	%(d)	1.10%	1.12%	1.08%	1.11%	1.11%
Net investment income	.14	%(d)	.40%	.38%	.17%	.37%	.47%
Portfolio turnover rate (excluding short-term securities)	18.7	%(e)	23.1%	14.0%	14.4%	23.0%	14.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2024

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA	🗸
SFT Core Bond Fund	🗸	🗸
SFT Delaware IvySM Growth Fund	NA	🗸
SFT Delaware IvySM Small Cap Growth Fund	NA	🗸
SFT Equity Stabilization Fund	NA	🗸
SFT Government Money Market Fund	NA	🗸
SFT Index 400 Mid-Cap Fund	🗸	🗸
SFT Index 500 Fund	🗸	🗸
SFT Real Estate Securities Fund	🗸	🗸
SFT T. Rowe Price Value Fund	NA	🗸
SFT Wellington Core Equity Fund	🗸	🗸

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a Rule 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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(2)   Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the "Board") of the Trust and in accordance with provisions of the 1940 Act. The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust's valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a stable net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

On July 12, 2023, the Securities Exchange Commission ("SEC") adopted amendments to Rule 2a-7 and other rules that govern money market funds under the 1940 Act. As applicable to a government money market fund, these amendments, among other changes: (i) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (ii) allow government money market funds and retail money market funds to engage in certain practices in order to maintain a stable net asset value in a negative interest rate environment, subject to certain conditions including Board approval and disclosure requirements. At this time, management is evaluating the rule amendments and their impact on the SFT Government Money Market Fund.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its

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equivalent on a Business Day, Securian AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust's Valuation Procedures.

Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost

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of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund's right to enforce a borrower's compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers' obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. As of June 30, 2024, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time

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have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

The FASB ASC 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements for the six months ended June 30, 2024. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2020, 2021, 2022 and 2023) remain subject to examination by the Internal Revenue Service and states' department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

The Funds are partnerships and disregarded entities. Funds other than SFT Government Money Market Fund are not required to and will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis, including To Be Announced ("TBA") securities, can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2024, the SFT Core Bond Fund entered into outstanding, when-issued or forward commitments, including TBA securities, at fair value of $75,982,283.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., "cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed.

For the six months ended June 30, 2024, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT Wellington Core Equity Fund	$–	$270,419	$49,505

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Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2024 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$–	$29,093,194	$–	$485,391
SFT Core Bond Fund	21,359,575	42,785,755	609,302,862	571,892,856
SFT Delaware IvySM Growth Fund	26,751,222	67,159,561	–	–
SFT Delaware IvySM Small Cap Growth Fund	57,036,260	64,717,408	–	–
SFT Equity Stabilization Fund	–	18,101,470	–	–
SFT Index 400 Mid-Cap Fund	19,333,158	30,566,407	–	1,000,000
SFT Index 500 Fund	9,558,080	43,972,154	–	–
SFT Real Estate Securities Fund	14,545,547	19,707,789	–	–
SFT T. Rowe Price Value Fund	59,546,791	72,442,276	–	–
SFT Wellington Core Equity Fund	23,314,134	29,701,744	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Trust has entered into an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Delaware IvySM Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Delaware IvySM Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund(a)	0.57% of assets to $300 million; and 0.55% of next $200 million of assets; and 0.525% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Wellington Core Equity Fund(b)	0.55% of assets to $300 million; and 0.525% of next $200 million of assets; and 0.50% of next $500 million of assets; and 0.45% of assets exceeding $1 billion

(a)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.67% of assets to $300 million; and 0.65% of next $200 million of assets; and 0.625% of next $500 million of assets; and 0.60% of assets exceeding $1 billion.

(b)  Prior to June 1, 2023, the Fund's investment advisory fee was 0.65% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.55% of assets exceeding $1 billion.

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(4)  Expenses and Related Party Transactions – (continued)

Securian AM has entered into a sub-advisory agreement with Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), as sub-adviser to the SFT Real Estate Securities Fund, under which Securian AM pays Cohen & Steers an annual fee ranging from 0.25% to 0.38% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, as sub-adviser to SFT Delaware IvySM Growth Fund and the SFT Delaware IvySM Small Cap Growth Fund, under which Securian AM pays DIFA an annual fee for SFT Delaware IvySM Growth Fund and the SFT Delaware IvySM Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Metropolitan West Asset Management, LLC ("MetWest"), a wholly-owned subsidiary of TCW Group, Inc., as sub-adviser to the SFT Core Bond Fund, under which Securian pays MetWest an annual fee ranging from 0.10% to 0.18% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), as sub-adviser to the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has entered into a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), as sub-adviser to the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.27% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, a percentage of the compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has entered into an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund currently range from $8,000 to $19,000.

Accounting Services

The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2024, these fees ranged from 0.01% to 0.04% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (each, a "Covered Fund"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay

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(4)  Expenses and Related Party Transactions – (continued)

insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement (the "Income Maintenance Agreement") among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Income Maintenance Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Income Maintenance Agreement to recover the full amount waived, reimbursed, or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. There is no guarantee that the Fund will maintain a positive yield. The Income Maintenance Agreement runs through April 30, 2025 and renew annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term.

As of June 30, 2024, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Excess Expense Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	June 30, 2024*	June 30, 2024*	June 30, 2024*	June 30, 2024	2025	2026	2027
SFT Government Money Market Fund	May 1, 2012	$–	$–	$–	$942,838	$942,838	$–	$–

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into separate Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021.

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(4)  Expenses and Related Party Transactions – (continued)

The SFT Government Money Market Expense Limitation Agreement runs through April 30, 2025 and renews annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to their respective Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. A Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Funds' prospectus.

As of June 30, 2024, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense	Advisory Fees Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	Limit	June 30, 2024*	June 30, 2024	2025	2026	2027
SFT Balanced Stabilization Fund	Terminated May 1, 2021	N/A	$–	$–	$–	$–	$–
SFT Equity Stabilization Fund	Terminated May 1, 2021	N/A	$–	$–	$–	$–	$–
SFT Government Money Market Fund	November 1, 2023	0.70%	$–	$–	$–	$–	$–

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

(5)  Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2024, the SFT Balanced Stabilization Fund and SFT Core Bond Fund held three and one illiquid securities with a market value of $3,928,946 and $29,121, which represents 0.6% and 0.0% of net assets, respectively.

Government Money Market Funds—Money market funds are governed by Rule 2a-7 under the 1940 Act. Per Rule 2a-7, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of total assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2024, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best

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(6)  Fair Value Measurement – (continued)

information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2024, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$–	$30,544,583	$–	$30,544,583
Other Mortgage-Backed Securities	–	1,345,677	–	1,345,677
Corporate Obligations	–	205,672,002	–	205,672,002
Purchased Options	107,690	–	–	107,690
Investment Companies	401,922,912	–	–	401,922,912
Total Investments	402,030,602	237,562,262	–	639,592,864
Other Financial Instruments* Futures Contracts	485,924	–	–	485,924
Liabilities
Other Financial Instruments* Written Options	(23,293)	–	–	(23,293)
SFT Core Bond Fund
Assets
Government Obligations	–	322,047,629	–	322,047,629
Asset-Backed Securities	–	32,231,550	–	32,231,550
Other Mortgage-Backed Securities	–	47,760,669	–	47,760,669
Corporate Obligations	–	70,704,098	–	70,704,098
Bank Loans	–	6,128,588	–	6,128,588
Foreign Bonds	–	2,443,195	–	2,443,195
Investment Companies	15,197,574	–	–	15,197,574
U.S. Government Agencies and Obligations	–	14,975,304	–	14,975,304
Total Investments	15,197,574	496,291,033	–	511,488,607
Other Financial Instruments* Futures Contracts	217,036	–	–	217,036
Liabilities
Other Financial Instruments* Futures Contracts	(24,305)	–	–	(24,305)
SFT Delaware IvySM Growth Fund
Assets
Common Stocks	641,139,257	–	–	641,139,257
Investment Companies	1,370,012	–	–	1,370,012
Total Investments	642,509,269	–	–	642,509,269
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	152,420,958	–	–	152,420,958
Investment Companies	4,112,329	–	–	4,112,329
Total Investments	156,533,287	–	–	156,533,287

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Equity Stabilization Fund
Assets
Investment Companies	$295,108,376	$–	$–	$295,108,376
Purchased Options	49,840	–	–	49,840
Total Investments	295,158,216	–	–	295,158,216
Other Financial Instruments* Futures Contracts	223,262	–	–	223,262
Liabilities
Other Financial Instruments* Written Options	(10,780)	–	–	(10,780)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	209,088,465	–	–	209,088,465
Investment Companies	19,722,268	–	–	19,722,268
Total Investments	228,810,733	–	–	228,810,733
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	212,228,403	–	–	212,228,403
Investment Companies	6,041,985	–	–	6,041,985
U.S. Government Agencies and Obligations	–	989,463	–	989,463
Total Investments	218,270,388	989,463	–	219,259,851
Other Financial Instruments* Futures Contracts	6,921	–	–	6,921
SFT Index 500 Fund
Assets
Common Stocks	1,338,130,466	–	–	1,338,130,466
Investment Companies	48,423,447	–	–	48,423,447
Total Investments	1,386,553,913	–	–	1,386,553,913
Other Financial Instruments* Futures Contracts	494,427	–	–	494,427
SFT Real Estate Securities Fund
Assets
Common Stocks	114,655,992	–	–	114,655,992
Investment Companies	2,741,847	–	–	2,741,847
Total Investments	117,397,839	–	–	117,397,839
SFT T. Rowe Price Value Fund
Assets
Common Stocks	197,477,288	–	–	197,477,288
Investment Companies	1,048,570	–	–	1,048,570
Total Investments	198,525,858	–	–	198,525,858
SFT Wellington Core Equity Fund
Assets
Common Stocks	130,680,301	–	–	130,680,301
Investment Companies	520,799	–	–	520,799
Total Investments	131,201,100	–	–	131,201,100

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the six-months ended June 30, 2024.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2024:

Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$77,465,017
Purchased options contracts	199,110
Written options contracts	(42,697)
SFT Core Bond Fund
Futures contracts	$90,139,090
SFT Equity Stabilization Fund
Futures contracts	$36,749,967
Purchased options contracts	95,679
Written options contracts	(20,469)
SFT Index 400 Mid-Cap Fund
Futures contracts	$5,883,164
SFT Index 500 Fund
Futures contracts	$32,358,726

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds. Interest rate derivatives were purchased or sold in the SFT Core Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

The tables below detail the risk exposure of each Fund from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024
Assets:
Investments in securities, at market value (purchased options)	$107,690	$–
Variation margin on futures contracts*	485,924	–
Total	$593,614	$–
Liabilities:
Written options contracts	$(23,293)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$4,854,385	$–
Purchased options contracts	(1,168,773)	–
Written options contracts	264,196	–
Total	$3,949,808	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(1,489,267)	$–
Purchased options contracts	89,327	–
Written options contracts	(20,561)	–
Total	$(1,420,501)	$–
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024
Assets:
Variation margin on futures contracts*	$–	$217,036
Liabilities:
Variation margin on futures contracts*	$–	$(24,305)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(757,964)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$(938,851)
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024
Assets:
Investments in securities, at market value (purchased options)	$49,840	$–
Variation margin on futures contracts*	223,262	–
Total	$273,102	$–
Liabilities:
Written options contracts	$(10,780)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$3,934,517	$–
Purchased options contracts	(571,716)	–
Written options contracts	128,921	–
Total	$3,491,722	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(600,401)	$–
Purchased options contracts	48,935	–
Written options contracts	(11,261)	–
Total	$(562,727)	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024
Assets:
Variation margin on futures contracts*	$6,921	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$286,942	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(303,403)	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024
Assets:
Variation margin on futures contracts*	$494,427	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2024
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$3,603,974	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(527,907)	$–

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2024, none of the Funds' derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund achieves its equity exposure by investing only in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index.

Securian Funds Trust
Notes to Financial Statements – continued

(8)  Affiliated Ownership – (continued)

A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2024 are as follows:

			As of June 30, 2024
Fund/Underlying Fund	Beginning Value as of January 1, 2024	Change in Unrealized Appreciation/ Depreciation	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund Class 1	$295,829,308	$44,886,153	$340,715,461	14,224,618

(9)  Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.

(10)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there were no material events that would require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

Each Fund (other than the SFT Government Money Market Fund) files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORT are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund's reports on Form N-MFP are available on the SEC's website at www.sec.gov. The SFT Government Money Market Fund makes portfolio holdings information available to shareholders on its website at: www.securianfunds.com

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees (the "Board") of Securian Funds Trust (the "Trust," and each series thereof, a "Fund," and together, the "Funds") votes on the renewal of the Trust's investment advisory agreement (the "Investment Advisory Agreement") with Securian Asset Management, Inc. ("Securian AM"), the Trust's investment adviser. The Board most recently unanimously approved the continuation of the Investment Advisory Agreement on February 22, 2024. At this meeting, the Board also approved the continuation of the investment sub-advisory agreements (each an "Investment Sub-Advisory Agreement," and together with the Investment Advisory Agreement, the "Advisory Contracts") between Securian AM and Delaware Investments Fund Advisers ("DIFA") (for SFT Delaware Ivy Growth Fund), between Securian AM and DIFA (for SFT Delaware Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC ("Wellington") (for SFT Wellington Core Equity Fund), between Securian AM and Cohen & Steers Capital Management, Inc. ("Cohen & Steers") (for SFT Real Estate Securities Fund), and between Securian AM and Metropolitan West Asset Management, LLC ("MetWest") (for SFT T. Rowe Price Value Fund). Collectively, the Funds managed by the sub-advisers are referred to as the "Sub-Advised Funds" and the sub-advisers listed above are referred to collectively herein as the "Sub-Advisers."

The Board receives a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board meets at least once each year with each Fund's portfolio management team. The Board also receives frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters.

In preparing for the Board's meeting on February 22, 2024, the members of the Board who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") met in executive session on February 12, 2024 to review the responses to various information requests made to Securian AM and the Sub-Advisers. The Board also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review.

The Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the continuation of the Advisory Contracts are discussed separately below.

Investment Advisory Agreement

Investment Performance

The Board reviewed the January 2024 report (the "Broadridge Report") prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's total return performance, and Board reports comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2023, with peer funds independently selected by Broadridge and with one or more benchmark indices.

The Board noted that each of SFT S&P 400 Mid-Cap Index Fund and SFT S&P 500 Index Fund slightly underperformed their respective benchmarks and Broadridge peers during all reporting periods. They also noted that the SFT Government Money Market Fund slightly underperformed its Broadridge peers and benchmark for all relevant periods. The Board then observed that the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund performed consistently with their objectives and were competitive with their peers. The Board reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. After considering all this information, the Board concluded that the overall performance for each Fund was acceptable.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Nature, Extent and Quality of Services Provided by Securian AM

The Board considered the nature, extent and quality of the services that Securian AM provides to the Funds. The Board considered Securian AM's investment teams and their capabilities, including ensuring that the Funds pursue their investment objectives. The Board also noted that Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. The Board further took into account that Securian AM pays all of the compensation of officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Board considered the experience, capability and integrity of Securian AM's investment management and other personnel, the role of Securian AM's senior management, and the extent of its involvement with the Funds, and Securian AM's willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Board also considered (a) the financial position of Securian AM; (b) the quality of Securian AM's regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by Securian AM to the Funds; and (d) Securian AM's supervision of the Funds' third-party service providers.

With respect to the Sub-Advised Funds, the Board noted the responsibilities that Securian AM has, including the selection and oversight of the Funds' Sub-Advisers; maintaining a comprehensive compliance and administration program; and implementing Sub-Advised Fund policies.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by Securian AM to the Funds.

Management Fee and Other Expenses

The Board reviewed the Broadridge Report comparisons of each Fund's investment management, non-management and total expenses with industry peers that were independently selected by Broadridge, and analyzed factors that contributed to the expenses for certain Funds, including the small size of certain Funds in comparison to their industry peers. The Board reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, and the Board noted that all of the Funds have breakpoints in their fee structures that provide the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow.

The Board observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Board concluded that the fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, coordination with the Trust Board, committee and vendor functions, sub-adviser oversight, regulatory filings and the performance of most Trust operations).

The Board reviewed Board reports on Securian AM's profitability in managing each Fund, as well as the methodology by which Securian AM calculated such profitability, and did not view Securian AM's profitability from any Fund as excessive.

The Board also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Board noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

its own assets. The Board also noted that Securian Financial Services, Inc. (the Trust's distributor), an affiliate of Securian AM, receives 12b-1 fees from the Funds. The Board also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Board also recognized that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Based on this information, the Board concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable in light of the nature, extent and quality of services provided by Securian AM.

Investment Sub-Advisory Agreements

At the February 22, 2024 meeting, the Board also unanimously approved the continuation of the Investment Sub-Advisory Agreements. In addition to the Board's review of the Sub-Advised Funds' investment performance and expense ratios, the Board also requested and evaluated other information, including a report on each Sub-Adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund is managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the Sub-Adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser operates in full compliance with applicable laws, regulations and exemptive orders. The Board also reviewed a summary of each Sub-Adviser's code of ethics and compliance program. The Board noted that Securian AM is unaffiliated with each Sub-Adviser and took into account Securian AM's position that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Board also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and each Fund's Sub-Adviser. The Board noted that Securian AM is responsible for the selection, monitoring and oversight of each Sub-Adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board, Audit Committee of the Board and Governance Committee of the Board meetings, and many other requirements.

Investment Performance

The Board reviewed the Broadridge Report containing comparisons of each Sub-Advised Fund's total return performance and Board reports comparing each Sub-Advised Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2023 with peer funds independently selected by Broadridge and with one or more benchmark indices.

With respect to the Sub-Advised Funds, the Board noted that SFT Delaware Ivy Growth Fund outperformed its benchmark and Broadridge peers for the 1-year period, underperformed its benchmark and Lipper peers for the 3-year period, and outperformed its Broadridge peers, but underperformed its benchmark for the 5-year period. They noted that the SFT Delaware Ivy Small Cap Growth Fund underperformed both its Broadridge peers and benchmark for all reporting periods. The Board observed that the SFT Real Estate Securities Fund outperformed its Broadridge peers and its benchmark during 1- and 3-year periods, and outperformed its Broadridge peers but underperformed its benchmark during 5- and 10-year periods. The Board noted that the SFT Core Bond Fund underperformed its Broadridge peers for all reporting periods, but outperformed its benchmark for the 1-, 3- and 10-year periods. The Board then observed that SFT Wellington Core Equity Fund underperformed its Broadridge peers and benchmark for all reporting periods. Finally, the Board noted that SFT T. Rowe Price Value Fund outperformed its Broadridge peers and benchmark for the 5-year period, underperformed its Broadridge

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

peers and benchmark for the 3-year period, but underperformed its Broadridge peers for the 1-year period. The Board reviewed attribution analyses and portfolio positioning on all Sub-Advised Funds, particularly the Funds with more recent underperformance. After considering all this information, the Board concluded that the Sub-Advised Funds' overall performance was acceptable.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

The Board considered each Sub-Adviser's investment management process, including (a) the experience, capability and integrity of the Sub-Adviser's management, investment professionals and other personnel; (b) the financial position of the Sub-Adviser; (c) the quality of the Sub-Adviser's regulatory and legal compliance policies, procedures and systems; (d) the Sub-Adviser's brokerage and trading practices; and (e) Securian AM's evaluation of the nature, quality and extent of services performed by each Sub-Adviser.

The Board specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Adviser that are responsible for the day-to-day management of each Sub-Advised Fund's portfolio. The Board also considered, with respect to each Sub-Adviser, its specific investment approach and level of expertise within its particular asset class and strategy. The Board considered whether each Sub-Adviser operated within its respective Fund's investment objective and style, and considered each Sub-Adviser's record of compliance with applicable investment restrictions. The Board also considered each Sub-Adviser's performance record with respect to the relevant benchmark(s).

The Board concluded that the nature, extent and quality of the services provided by each Sub-Adviser to its respective Sub-Advised Fund is satisfactory.

Management Fee and Other Expenses of the Sub-Advisers

The Board considered the fee paid to each Sub-Adviser by Securian AM for providing services to the respective Sub-Advised Fund. The Board considered management's representation that Securian AM negotiated competitive fee structures for each Fund, and noted that the sub-advisory fees are paid by Securian AM out of the investment advisory fees it receives and not the Funds. The Board also considered individual reports and data prepared with regard to each Sub- Advised Fund, including comparative information regarding fees. The Board noted that each Sub-Adviser's fees were generally similar to, or less than, the fees charged by each Sub-Adviser to other comparable funds and accounts.

The Board considered each Sub-Adviser's fee schedule, the anticipated effect of asset growth on each Fund's expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Board noted that certain of the Sub-Advisory Agreements' fee schedules contain breakpoints that present potential economies of scale that could potentially be passed along to the Sub-Advised Funds' shareholders as assets of the Sub-Advised Funds grow.

The Board considered the allocation of Fund brokerage to brokers affiliated with a Sub-Adviser, and benefits to the Sub-Advisers from the use of "soft dollar" commissions (if applicable) to pay for research and brokerage services. The Board also considered any other ancillary benefits that accrue to a Sub-Adviser or any affiliate by virtue of the Sub-Adviser's relationship with the Fund, and concluded that such benefits, if any, were reasonable.

The Board concluded that the fees charged by each Sub-Adviser were justified and reasonable in connection with the services provided for managing each respective Sub-Advised Fund.

The Board did not consider the profitability of the Sub-Advisers to be a material factor based on representations from Securian AM that it negotiates sub-advisory fees with the Sub-Advisers on an arm's-length basis and reports regarding any relationships between the Sub-Advisers and Securian AM.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Conclusion

Based on the foregoing factors, the Board concluded that approving the continuation of the Advisory Contracts was in the best interest of the Funds and their shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the six current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other five Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. ("Securian AM") or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-995-3850.

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees
Julie K. Getchell Year of birth: 1954	Trustee	Since 2011

Retired; held various senior financial positions at Cargill and its investment affiliates from 2005 to 2012; served as Chief Financial Officer and later as Chief Operating Officer of Insight Investment, Inc. from 1991 to 2000; Chartered Financial Analyst; Certified Public Accountant (inactive)

None
Brian E. Gustafson Year of birth: 1967	Trustee	Since 2022	Managing Director, Investments, Tonkawa, from 2001 to present; Chartered Financial Analyst	None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years	Other Directorships Held During Past 5 Years by Trustee
Independent Trustees — continued
Linda L. Henderson(3) Year of birth: 1949	Trustee	Since 2007

Retired; Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. Several senior investment positions with RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) from 1985-2004, including—Senior Vice President and Director of Fixed Income Research and Strategies, from 2000-2004. Chartered Financial Analyst

None
Wan-Chong Kung Year of birth: 1960	Trustee	Since 2022	Retired; Portfolio Manager, Nuveen Asset Management, LLC, from 2011-2019	Federal Home Loan Bank of Des Moines, 2022-present; Trust for Advised Portfolios, 2020-present
Interested Trustee
David M. Kuplic Year of birth: 1957	Trustee	Trustee since 2016

Retired; President, Securian Funds Trust from 2011 to 2023; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; President and CEO, Securian AM from November 2017 to June 2021; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021; President and Director, Marketview Properties, LLC (entity holding real estate assets) from January 2010 to June 2021

None

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Name, Address(1) and Age	Position(s) Held Within the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Last 5 Years
Other Executive Officers(4)
Suzette L. Huovinen Year of birth: 1975	President and Principal Executive Officer	Since 2023

Director, President, and CEO, Securian AM, since January 2023; Senior Vice President, Securian Financial Group, Inc. since 2019; Senior Vice President, Minnesota Life Insurance Company, since 2019; Senior Vice President, Securian Life Insurance Company, since 2019; President and CEO, Canadian Premier Life Insurance Company, from 2019 to 2022; President and CEO, Canadian Premier General Insurance Company, from 2019 to 2022; Vice President, Chief Actuary and Chief Risk Officer, Securian Financial Group, Inc., from 2015 to 2019

Kevin L. Ligtenberg Year of birth: 1973	Vice President and Treasurer	Since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens Year of birth: 1977	Vice President	Since 2020

Vice President—Individual Solutions Distribution, Securian Financial Group, Inc. since April 2024; Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., June 2018 to April 2024; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux Year of birth: 1979	Secretary	Since 2021

Senior Vice President, Chief Compliance Officer, Securian AM, since August, 2023; Vice President, Assistant General Counsel, Securian AM from June, 2022 to August, 2023; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney, Gray Plant Mooty from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Ms. Henderson retired as a Trustee effective as of July 25, 2024.

(4)  Although not a corporate office of the Trust, Mr. Thibodeaux has also served as the Trust's Chief Compliance Officer since August, 2023. Effective August 5, 2024, Mr. Thibodeaux resigned as the Chief Compliance Officer of Securian AM and the Trust, and Ms. Jessica Parrucci assumed the Chief Compliance Officer position of both Securian AM and the Trust.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F38897 Rev 6-2024

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2024 Securian Funds Trust All rights reserved.

F38897 Rev 6-2024

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in or disagreements with accountants during the period covered by this report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included within the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included within the report transmitted to shareholders filed under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board.

ITEM 16. CONTROLS AND PROCEDURES.

(a)            Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)            There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) A copy of the code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is filed herewith as Exhibit 99.CODE ETH.

(a) (2) Not applicable.

(a) (3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) is filed herewith as Exhibit 99.CERT.

(a) (4) Not applicable.

(b)  A certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Securian Funds Trust

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President

Date: August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Suzette L. Huovinen
Suzette L. Huovinen, President (Principal Executive Officer)

By	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: August 27, 2024